 FEDERATED INVESTORS, INC.

[Graphic Representation Omitted - See Appendix]

The Marshall Funds Family

Semi-Annual Report

Class A Shares

FEBRUARY 29, 2000

  Marshall Equity Income Fund

  Marshall Equity Income Fund

  Marshall Large-Cap Growth & Income Fund

  Marshall Mid-Cap Value Fund

  Marshall Mid-Cap Growth Fund

  Marshall Small-Cap Growth Fund

  Marshall International Stock Fund

  Marshall Government Income Fund

  Marshall Intermediate Bond Fund

  Marshall Money Market Fund

President's Message	1
Commentaries
Marshall Equity Income Fund	2
Marshall Large-Cap Growth & Income Fund	4
Marshall Mid-Cap Value Fund	6
Marshall Mid-Cap Growth Fund	8
Marshall Small-Cap Growth Fund	10
Marshall International Stock Fund	12
Marshall Government Income Fund	14
Marshall Intermediate Bond Fund	16
Marshall Money Market Fund	18
Financial Information
Portfolio of Investments	19
Marshall Equity Income Fund	19
Marshall Large-Cap Growth & Income Fund	20
Marshall Mid-Cap Value Fund	21
Marshall Mid-Cap Growth Fund	22
Marshall Small-Cap Growth Fund	24
Marshall International Stock Fund	25
Marshall Government Income Fund	26
Marshall Intermediate Bond Fund	27
Marshall Money Market Fund	29
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	39
Notes to Financial Statements	40
Directors & Officers	47

LOGO OF MARSHALL FUNDS

Dear Marshall Funds Shareholder,

In our last report, we spoke to you about the importance of diversification for your portfolio. In recent years, with the extended outperformance of large growth stocks, it’s been easy to put thoughts of diversification aside.

As if on cue, market performance over the past six months has borne out our point. After several quarters in which large domestic growth companies led the markets, favor shifted toward small-and mid-cap growth stocks, as well as international equities. Although we anticipated that such a shift could occur, neither we nor anyone else could predict when, nor to what extent, it would happen. And that’s why diversification is so important. It positions you to benefit from shifts in market favor, while also helping you to manage investment risk by controlling your exposure to individual sectors.

Shifting assets from sector to sector in pursuit of the hottest returns isn’t a plan we advocate. Rather, we are believers in selecting a diversified portfolio of investments consistent with your long-term goals, and evaluating it from time to time to determine if any adjustments are necessary to adapt to changing goals or changing conditions. Whether you manage your investments independently or work with an M&I investment professional, we believe this approach has the power to help you meet financial challenges over time.

What all of our funds share is our commitment to five factors that we believe are essential to solid investment management: Discipline, Experience, Capability, Research, and Efficiency. Together, these qualities allow us to provide you with committed, time-tested investment management at a reasonable cost. As you read through the reports that follow, you’ll have the opportunity to learn more about the specific factors driving individual fund performance.

If you would like more information about how to build a diversified portfolio that is consistent with your long-term goals, please don’t hesitate to contact your M&I investment representative, or call us at 1-800-236-3863.

I also would like to take this opportunity to congratulate Cynthia Bohlen and Michael Groblewski on their promotions to Co-Portfolio Mangers of the Small-Cap and Mid-Cap Growth Funds. Both of them have over seven years of investment experience and they received their promotions the old-fashioned way—they earned it. Their tenures as analysts of these funds served them well, and since they have taken over, the funds have not skipped a beat. We have provided two additional analysts to the team’s research capability and we believe our growth team has the ability to succeed in this exciting sector of the marketplace.

We thank you for your investment in the Marshall Funds.

Sincerely,
/s/ John M. Blaser
John M. Blaser
President

Semi-Annual Report—Commentary
Marshall Equity Income Fund
The Marshall Equity Income Fund (the “Fund”) seeks capital appreciation and current income through a conservative and disciplined approach of investing in a broadly diversified portfolio of common stocks with above-average dividend yields. The Fund’s investments are structured in an attempt to produce a portfolio which yields at least 100 basis points (1%) more than the Standard & Poor’s 500 Index (S&P 500).*

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of (16.21%),** based on net asset value, while the Lipper Equity Income Funds Index (LEIFI) provided a total return of (8.87%) and the S&P 500 returned 4.11%.*

Growth vs Value-Oriented
Over the past few quarters, the investment environment has strongly favored growth stocks over the value-oriented, dividend-paying stocks that are at the heart of the Marshall Equity Income Fund.

It’s been a difficult market for value stocks and, despite the headlines, many other stocks as well. Actually, about 75% of the companies in the S&P 500 had negative returns for the three- and six-month periods ended February 29, 2000. With technology’s spiraling growth, it’s been easy to overlook the fact that most stocks are languishing.

In this environment, it is of course tempting to veer from our value-based, dividend-driven style and reach for more aggressive growth. We are, however, remaining true to our style discipline, as we continue to believe in its potential to deliver competitive returns over time with lower volatility. To contend with our challenging conditions, however, we are sharpening our focus on our selection process in our ongoing effort to deliver attractive returns relative to our category.

Fund Sectors Continue to Pay Dividends
Sectors represented in the Fund will continue to be those that traditionally pay attractive dividends, such as utilities, financials, communications, and energy. These interest-rate sensitive stocks have been battered in the current rising-rate environment, but we are working to carefully select those companies that have the fundamental qualities that will allow them to prosper over the longer term. Should the market winds shift more in favor of these sectors, there is significant opportunity for appreciation.

Maintaining our Patient Stance
Although recent circumstances have been at times discouraging for value investors, we remain dedicated to our approach and to the role of equity-income investing in a well diversified portfolio. Those investors who stick with these investments for the long haul will, we believe, be rewarded for their patience and discipline.

Sincerely,
/s/ Bruce P. Hutson
Bruce P. Hutson
Manager, Marshall Equity Income Fund
[PHOTO OF BRUCE P. HUTSON]

n Marshall Equity Income Fund
[Graphic Representations Omitted - See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class A Shares of the Fund from its inception on December 31, 1998 to February 29, 2000, compared to the S&P 500 and the LEIFI.*

*
The S&P 500 and the LEIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s six month total return as of February 29, 2000 reflecting the 5.75% sales charge was (21.03%).

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assures the reinvestment of all dividends and distributions. The S&P 500 and the LEIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†	Total returns quoted reflect all applicable sales charges.

Semi-Annual Report—Commentary

Marshall Large-Cap Growth
& Income Fund
The Marshall Large-Cap Growth & Income Fund (the “Fund”) invests in a diversified portfolio of common stocks of large-sized companies whose market capitalization typically exceed $10 billion. The adviser looks for companies that are leaders in their industry and have records of above-average financial performance and proven superior management.

Fund Performance
As of February 29, 2000, the Fund provided a total return of 3.49%* based on net asset value over the past six months and 11.29%* based on net asset value over the past 12 months. Over those same time periods the Lipper Growth & Income Funds Index (LGIFI) returned (1.90%) and 5.34%, respectively, and the Standard & Poor’s 500 Index (S&P 500) advanced 4.11% and 11.74%, respectively.**

Opportunity in Certain Sectors
A few select sectors dominated performance—namely technology, telecommunications, and biotechnology stocks. There continued to be a huge disparity in performance between stocks in these “new economy” sectors and those outside them. Given that the Fund is better positioned to succeed in a more inclusive market, the conditions were not ideal conditions for us, though the Fund performed competitively with its benchmark.

There are signs of change, however. Biotech showed the first signs of cracking in late March, and the more speculative technology stocks then began to suffer from uncertainty shortly afterward. The key question that remains to be answered is whether these were the early signs of a sustainable rotation taking place out of technology and other so-called new-economy stocks, and into more traditional old-economy stocks. Traditional growth stocks, including retailers and drug companies, are participating in the current market broadening, which we find to be a promising sign.

Even though the market shows signs of broadening out, technology will continue to be a strong force. Therefore, we intend to make opportunistic additions to our holdings in technology, telecommunications, and biotech. What also excites us about the new economy’s technological innovations, though, is their tremendous potential to allow the old economy businesses to expand and improve their operations.

Poised for the Future
Our strategy is to balance new-economy stocks in our portfolio with the stocks of successful established companies such as GE, Home Depot, and Kohl’s. In both cases, we are seeking out companies that are market leaders in their respective industries, have exceptional management, and boast solid earnings prospects—while also carrying valuations that afford them room for future appreciation.

Sincerely,
/s/ William J. O’Connor
William J. O’Connor
Manager, Marshall Large-Cap Growth & Income Fund

[PHOTO OF WILLIAM J. O’CONNOR]

n Marshall Large-Cap Growth & Income Fund
[Graphic Representation Omitted - See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class A Shares of the Fund from its inception on December 31, 1998 to February 29, 2000, compared to the S&P 500 and the LGIFI.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund ’s six month total return as of February 29, 2000 reflecting the 5.75% sales charge was (2.48%).

**
The S&P 500 and the LGIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†	Total returns quoted reflect all applicable sales charges.

Semi-Annual Report—Commentary

Marshall Mid-Cap Value Fund
The Marshall Mid-Cap Value Fund (the “Fund”) invests in a diversified portfolio of common stocks of companies similar in size to those within the Standard & Poor’s Mid-Cap 400 Index (S&P 400).* The adviser generally selects companies that exhibit traditional value characteristics, such as low price-to-earnings ratios, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, companies that have under appreciated assets, or have been involved in company turnarounds or corporate restructurings, often have strong value characteristics.

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of (10.58%),** based on net asset value. For the same period, the Standard & Poor’s Mid-Cap 400 BARRA/Value Index (SPMCBV)* returned (6.14%).

Still A Challenging Market for Value Investing
This Fund continued to operate in a market environment that was generally punishing to value stocks. Despite the difficult environment, we have held fast to our value discipline.

That doesn’t mean we’re just sitting still and waiting for the market to revert to historic patterns. Rather, this market environment has allowed us to purchase high-quality companies that have offered faster growth than we could normally afford within our value mandate. We believe this bodes well for the Fund’s future performance.

You have probably heard a similar refrain from many value managers: great companies are selling at truly cheap prices. One example is Payless ShoeSource, one of the country’s largest shoe retailers. In our assessment, Payless has the management, infrastructure, and buying power to continue to grow. They’ve even entered the Internet realm with a clicks-and-bricks arrangement that ties Internet customers with the chain’s 4500 stores. We find this linking of the old economy with the new particularly appealing, especially at 10 times earnings.

One myth we’d like to dispel is that value investing today means sticking with the old economy and bypassing the new. While it’s true that we can’t hop on the highest-profile, fastest-growing companies, the markets today give us many opportunities to participate in the new economy. For example, we may not be buying cell phone manufacturers, but we have bought lower-profile suppliers to the cell phone industry. These companies can reap the benefits of the wireless explosion, even if they don’t grab the headlines.

Takeovers continued to play a role in the portfolio, with Consolidated Papers being taken out at a 69% premium over its stock price. This transaction, and others like it, speaks to the hidden value that is locked up in many value stocks.

Sincerely,
/s/ Matthew B. Fahey
Matthew B. Fahey
Co-Manager, Marshall Mid-Cap Value Fund

/s/ John C. Potter, C.F.A.
John C. Potter, C.F.A.
Co-Manager, Marshall Mid-Cap Value Fund

[PHOTO OF MATTHEW B. FAHEY AND JOHN C. POTTER]

n Marshall Mid-Cap Value Fund
[Graphic Representations Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class A Shares of the Fund from its inception on December 31, 1998 to February 29, 2000, compared to the S&P 400 and the LMCVFI.*

*
The S&P 400, SPMCBV and the LMCVFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The SPMCBV is a capitalization-weighted index of the stock’s in the S&P 400 having the highest book-to-price ratios. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

**
Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s six month total return as of February 29, 2000 reflecting the 5.75% sales charge was (15.75%).

**
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400, SPMCBV and the LMCVFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†	Total returns quoted reflect all applicable sales charges.

Semi-Annual Report—Commentary
Marshall Mid-Cap Growth Fund
The Marshall Mid-Cap Growth Fund (the “Fund”) seeks to provide capital appreciation. Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the Standard & Poor’s Mid-Cap 400 Index (S&P 400).*

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of 75.67%,** based on net asset value, compared to the S&P 400 total return of 18.12% and the Lipper Mid-Cap Growth Funds Index (LMCGFI) return of 87.28%.*

Our bottom-up, growth-driven approach to the mid-cap market has performed well. Across the board, we look for companies with solid business plans, leading positions in their industries, and solid management. If there are high barriers to entry in their industry, so much the better.

Opportunity in Certain Sectors
Although our selections are company-specific, there are sectors of the market where we are finding significant opportunity. One of these is Internet security. Recent service disruptions have heightened interest in security-related equipment and services, and with more large players moving more of their business online, demand is unlikely to abate for quite some time.

We are also adding positions in cable equipment suppliers. They are in a position to benefit as the large cable and telecommunications firms compete to provide voice, data, and video service to homes and businesses. On a similar note, we have increased our exposure to suppliers to the wireless telecommunications industry. The Fund has a significant weighting in technology stocks; this reflects the good opportunities we find in the sector and is not a deliberate decision to overweight it.

Fund Management Strategy
The portfolio’s average market capitalization increased, as some of our stocks have grown beyond the bounds of the mid-cap range. We do not immediately “shoot” our winners, but we do trim the positions back if they grow beyond five percent of the Fund’s net assets. This helps to keep risk in check, while also keeping the Fund true to its charter. Eventually, we let our winners graduate to our large-cap competitors, but we have a ready list of candidates for replacement.

Sincerely,

/s/ Michael Groblewski
Michael Groblewski

/s/ Cindy Bohlen
Cindy Bohlen

[PHOTO OF MICHAEL GROBLEWSKI]

[PHOTO OF CINDY BOHLEN]

n Marshall Mid-Cap Growth Fund
[Graphic Reprsentation Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class A Shares of the Fund from its inception on December 31, 1998 to February 29, 2000, compared to the S&P 400 and the LMCGFI.*

*
The S&P 400 and the LMCGFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s six month total return as of February 29, 2000 reflecting the 5.75% sales charge was 65.61%.

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 and the LMCGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†	Total returns quoted reflect all applicable sales charges.

The market experienced exceptional growth in the past year which may not continue in the future.

Semi-Annual Report—Commentary
Marshall Small-Cap Growth Fund
The Marshall Small-Cap Growth Fund (the “Fund”) seeks to provide capital appreciation. Fund assets are invested in a diversified portfolio of common stocks of small-sized companies† similar in size to those within the Russell 2000 Index (Russell 2000).*

Fund Performance
For the 6 months ended February 29, 2000, the Fund provided a total return of 78.29%,** based on net asset value, compared to the Russell 2000 total return of 35.82% and the Lipper Small-Cap Funds Index (LSCFI) return of 58.27%.*

Opportunity in Certain Sectors
One of the areas we have focused on recently is that of Internet security. Demand for security-related equipment and services has risen sharply, driven by the service disruptions afflicting some of the nation’s leading web sites. With businesses wishing to push literally billions of dollars in transactions over the Internet, security for those operations is of paramount importance.

In addition, we have increased our investment in cable equipment suppliers. With AT&T and other players all competing to provide voice, data, and video service to homes, there is a pressing demand to build out the cable infrastructure sooner, not later. Overall, we have a significant weighting in technology stocks. This reflects the good opportunities we find in the sector, and is not a deliberate decision to overweight it. Nonetheless, being selective remains important, as individual companies within the sector have been subject to considerable pain. In all sectors, we look for companies with solid business plans, leading positions in their industry, high barriers to entry, and strong management.

Fund Management Strategy
The Fund’s average market capitalization increased, a product of strong performance. We do not immediately “shoot” our winners, but we do trim back positions if they grow larger than five percent of the Fund’s net assets. This allows the Fund to enjoy further growth potential while staying true to its charter, and helps keep risk within reasonable bounds. Eventually, we let our winners graduate to our large-cap competitors, but we have a ready list of candidates for replacement.

We expect the Fund’s average market capitalization to return to its benchmark as we realize some gains in a tax efficient manner. We are anxious to add several new names to the portfolio that we have been monitoring for some time or are just coming to the marketplace.

Sincerely,

/s/ Michael Groblewski
Michael Groblewski

/s/ Cindy Bohlen
Cindy Bohlen

[PHOTO OF MICHAEL GROBLEWSKI]

[PHOTO OF CINDY BOHLEN]

n Marshall Small-Cap Growth Fund
[Graphic Representations Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class A Shares of the Fund from its inception on December 31, 1998 to February 29, 2000, compared to the Russell 2000 and the LSCFI.*

†	Small-cap funds may experience a higher degree of market volatility than larger-cap funds.

*
The Russell 2000 and the LSCFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The Russell 2000 is an index of common stocks whose market capitalizations generally range from $200 million to $5 billion. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s six month total return as of February 29, 2000 reflecting the 5.75% sales charge was 67.98%.

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 and the LSCFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

††	Total returns quoted reflect all applicable sales charges.

The market experienced exceptional growth in the past year which may not continue in the future.

Semi-Annual Report—Commentary
Marshall International Stock Fund
The Marshall International Stock Fund (the “Fund”) invests primarily in a diversified portfolio of common stocks of companies of any size outside the United States.† The Fund uses a value-oriented approach and invests in companies selling at a discount to their global industry peers.

Fund Performance
During the six months ended February 29, 2000, the Fund provided a total return of 46.62%,* based on net asset value, compared to 13.63% for the Morgan Stanley Capital International Europe, Australia and Far East Index (EAFE) and 25.58% for the Lipper International Funds Index (LIFI).**

The economic backdrop for global markets continues to improve, with the positive impact being felt by both established and emerging markets—as well as this fund.

Opportunity in Certain Sectors
As in the U.S., technology and telecommunications stocks continued to be the major forces which drove the markets. It is difficult not to be drawn to these companies, given their immense potential for growth, but it is also difficult not to be concerned by their spiraling valuations. An area we are particularly interested in is cellular phones. Most large markets are far from saturated, and the increasing availability of non-voice services such as Internet access is likely to spur demand still higher. While the fund remains overweighted in technology, we have recently trimmed several positions due to high valuations.

Fears of Inflation
Clearly, fears of inflation have become more prominent in recent months, particularly as petroleum prices have extended their march upward. We believe, however, that most of the impact from these price hikes has already been felt. Rising oil prices have perhaps restored a more normal inflationary picture, after an unusual period with virtually no inflation. So far, though, inflation has not reached a level that is problematic for the global economy.

Bullish Outlook
Our outlook remains solidly bullish. Although some uncertainty remains in Japan which has made strides in transforming its financial system, an essential step to its sustained recovery. European markets continue along a positive trend, and many emerging markets appear to be putting their recent difficulties well behind them. Although certain sectors, particularly consumer products, have been struggling of late, on the whole we believe the global environment portends future improvements in corporate earnings.

Sincerely,

/s/ Daniel R. Jaworski, CFA
Daniel R. Jaworski, CFA
Manager, Marshall International Stock Fund

[PHOTO OF DANIEL R. JAWORSKI]

n Marshall International Stock Fund
[Graphic Representations Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class A Shares of the Fund from its inception on December 31, 1998 to February 29, 2000, compared to the EAFE and the LIFI.**

†	Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s six month total return as of February 29, 2000 reflecting the 5.75% sales charge was 38.23%.

**
The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The EAFE is a market capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far East stock markets. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

††	Total returns quoted reflect all applicable sales charges.

The market experienced exceptional growth in the past year which may not continue in the future.

Semi-Annual Report—Commentary

Marshall Government Income Fund
The Marshall Government Income Fund (the “Fund”) invests in securities issued by the United States government and its agencies and instrumentalities, particularly mortgage-related securities. The adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund will generally maintain an average dollar-weighted maturity of four to 12 years.

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of 1.05%,* based on net asset value, compared to a return of 1.95% by the Lipper U.S. Mortgage Funds Index (LUSMI) and 2.30% provided by the Lehman Brothers Mortgage-Backed Securities Index (LMI).**

Federal Reserve Increases Interest Rate
The Federal Reserve Board’s (the “Fed”) two 25-basis-point interest-rate hikes so far this year have of course had significant impact on this Fund. With the Fed still in a tightening mode, in its belief that inflation poses a greater threat to economic health than does a slowing of its growth, the market anticipates further rises to come. Yields on two-year Treasuries are up by about 30 basis points for the year to date.

The reporting period was marked by a distinctive inversion of the yield curve—that is, the yields paid by longer-maturity Treasuries are lower than those paid by shorter-maturity issues. Typically, an inverted curve like this would signal that the market was anticipating a recession, but that was not the case this time.

Causes of Interest Rate Increase
The cause instead is a supply/demand imbalance at the long end of the curve, sparked by the government’s announced plans to buy back and retire some of its debt. Bearing out this analysis is the fact that the yields on longer-term spread products—including the mortgage-backed issues that are this Fund’s focus—haven’t changed very much. Mortgages are still attractive relative to Treasuries, enjoying a significant yield advantage. In addition, with most mortgage-backed issues trading at discounts, prepayment risk is of little concern.

We are keeping the Fund’s duration slightly shorter than its benchmark’s, given our expectation of further Fed rate hikes. The Fund’s focus on high quality securities will not change; we do not intend to reach for yield by delving into lower-quality bonds. Our goal is to provide a yield that compares favorably with those offered by Treasuries, while still offering significant protection on the downside.

Sincerely,
/s/ Joseph M. Cullen, CFA
Joseph M. Cullen, CFA
Manager, Marshall Government Income Fund

[PHOTO OF JOSEPH M. CULLEN]

n Marshall Government Income Fund
[Graphic Representation Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class A Shares of the Fund from its inception on December 31, 1998 to February 29, 2000, compared to the LMI and the LUSMI.**

*
Past performance is no guarantee of future results. Investments return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s six month total return as of February 29, 2000 reflecting the 5.75% sales charge was (3.75%).

**
The LMI and the LUSMI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The LMI is an index comprised of fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC) and the Federal National Mortgage Association (FNMA). Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.75% ($10,000 investment minus $475 sales charge = $9,525). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LMI and the LUSMI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

††	Total returns quoted reflect all applicable sales charges.

Semi-Annual Report—Commentary
Marshall Intermediate Bond Fund
The Marshall Intermediate Bond Fund (the “Fund”) invests in Intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and United States government securities. The adviser’s strategy to pursue total return is to adjust the Fund’s weightings in these sectors as it deems appropriate, using macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of three to 10 years.

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of 1.96%,* based on net asset value, compared to a return of 1.62% for the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF) and 1.45% for the Lehman Brothers Intermediate Government/Corporate Bond Index (LGCI).**

Rising Interest Rates
As was the case for much of 1999, we went into the first quarter of 2000 prepared for rising interest rates—and as has also been the case, the Federal Reserve Board (the “Fed”) obliged by raising rates. There’s every reason to believe they will continue to do so, as their efforts to slow the economy have so far had little impact.

On the other end of the yield curve, the government’s announcement of plans to buy back and retire long Treasury debt sparked demand and drove yields down. The result was an inversion in the yield curve, with the Fed’s tightening raising rates on the short end to a higher level than long Treasuries.

The declining yields on long Treasuries have widened the spread between the income they pay and the yield offered by corporate bonds. As a result, over the past quarter, we have increased our position in short and medium-term corporate bonds. Corporate yields have also been buoyed by heavy supply in the market; at the same time, the strong economy has bolstered credit quality, helping to ease corporates’ credit risk.

Positive Outlook
After enduring the daunting challenge of 1999’s dismal bond market, we are tempering our generally positive outlook with a cautious approach. While corporate bonds have benefited from economy-driven improvements in company fundamentals, if the Fed’s efforts to slow economic growth are successful, those fundamentals could deteriorate. Therefore, as we manage our position in corporate issues, we will also keep an eye out for conditions that could affect them unfavorably. In the meantime, we’ve been looking at the credits we own and upgrading quality where we can. With more rate hikes clearly on the way, we intend to be as vigilant with this portfolio as the Fed appears to be with inflation.

Sincerely,
/s/ Mark D. Pittman
Mark D. Pittman, CFA
Manager, Marshall Intermediate Bond Fund
[PHOTO OF MARK D. PITTMAN]

n Marshall Intermediate Bond Fund

[Graphic Representations Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class A Shares of the Fund from its inception on December 31, 1998 to February 29, 2000, compared to the LGCI and the LSIBF.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s six month total return as of February 29, 2000 reflecting the 5.75% sales charge was (2.91%).

**
The LGCI and the LSIBF are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The LGCI is an index comprised of government and corporate bonds rated BBB or higher with maturities between 1-10 years. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.75% ($10,000 investment minus $475 sales charge = $9,525). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LGCI and the LSIBF have been adjusted to reflect reinvestment of dividends on securities in the indices.

†
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

††	Total returns quoted reflect all applicable sales charges.

Semi-Annual Report—Commentary
Marshall Money Market Fund
The Marshall Money Market Fund (the “Fund”) invests in high quality, short-term money market instruments.* The adviser uses a “bottom-up” approach, meaning that the fund manager looks primarily at individual companies against the context of broader market factors.

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of 2.59%,** compared to a total return of 2.51% for the IBC Donoghue’s Taxable Money Fund Average, and 2.46% for the Lipper Money Market Funds Index.*** As of February 29, 2000, the 7-day net yield for the Fund was 5.35%.** For the past 12 months, the Fund provided a total return of 4.89%,** versus 4.68% for the IBC Donoghue’s Taxable Money Fund Average, and 4.72% for the Lipper Money Market Funds Index.***

Y2K Results
The much-anticipated and much-feared transition to Y2K went off essentially without a hitch. Individuals didn’t make a mad dash to withdraw cash from their accounts (though the Federal Reserve Board (the “Fed”) had prepared for such a possibility), and technical glitches were almost nonexistent.

Interest Rate Hikes by the Fed
With Y2K concerns out of the way, the focus has returned to the Fed’s continued tightening approach. The quarter’s two hikes of 25 basis points in the Federal Funds target rate has brought that rate to 6.0%. Given the continued strong state of the U.S. economy, it seems likely that the Fed still has more tightening in store.

In this environment, we have kept the Fund’s maturity toward the short end of its range, ending the reporting period at 33 days. To help support the Fund’s yield, we have kept a significant portion of the Fund’s assets in floating rate notes, whose yields adjust to reflect changes in interest rates. In addition, we have continued to keep a portion of assets laddered in one-year notes, which has had a significant impact on yield.

Poised for the Future
We anticipate additional rate hikes from the Fed, most likely continuing in 25-basis-point steps. If conditions change, however, and inflation surges forward, it’s possible that the Fed could choose to make larger hikes. Looking forward, we intend to continue to use both floating-rate paper and laddered one-year notes to boost the Fund’s yield. In addition, we expect to begin to move the Fund’s maturity out slightly longer, aiming toward a target of approximately 60 days.

Sincerely,
/s/ Richard M. Rokus
Richard M. Rokus
Manager, Marshall Money Market Fund

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

**	Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund’s current earning.

***
The IBC Donoghue’s Money Fund Report™ publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication, reports monthly and year-to-date investment results for the same money funds. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

†
The 7-day net annualized yield is based on the average net income per share for the 7 days ended on the date of calculation and the offering price on that date. The 7-day effective yield is annualized and reflects daily compounding of the 7-day net yield.

February 29, 2000 (unaudited)
Portfolio of Investments

Equity Income Fund

Shares	Description	Value

	Common Stocks — 97.8%
	Capital Goods — 8.5%
	Aerospace & Defense — 1.0%
44,500	Northrop Grumman Corp.	$2,021,969
33,000	Textron, Inc.	2,013,000

	Total	4,034,969
	Building Materials — 1.8%
175,000	Louisiana-Pacific Corp.	2,067,188
144,000	Masco Corp.	2,574,000
63,000	Vulcan Materials Co.	2,520,000

	Total	7,161,188
	Electrical Equipment — 3.1%
75,000	Emerson Electric Co.	3,417,187
70,000	General Electric Co.	9,253,125

	Total	12,670,312
	Manufacturing — 1.3%
114,000	Honeywell International, Inc.	5,486,250
	Office Products — 1.3%
67,900	Pitney Bowes, Inc.	3,361,050
95,000	Xerox Corp.	2,060,313

	Total	5,421,363

	Total Capital Goods	34,774,082
	Consumer Durables — 5.6%
	Automotive & Related — 3.6%
82,000	Delphi Auto Systems Corp.	1,368,375
171,000	Ford Motor Co.	7,117,875
45,300	Johnson Controls, Inc.	2,417,887
74,000	TRW, Inc.	3,552,000

	Total	14,456,137
	Manufacturing — 2.0%
72,000	Eastman Kodak Co.	4,126,500
77,000	(1)Whirlpool Corp.	4,182,063

	Total	8,308,563

	Total Consumer Durables	22,764,700
	Consumer Non-Durables — 21.7%
	Beverages & Foods — 4.3%
126,000	Archer-Daniels-Midland Co.	1,267,875
225,000	ConAgra, Inc.	3,684,375
45,000	Heinz (H.J.) Co.	1,437,187
175,000	Nabisco Group Holdings Corp.	1,509,375
180,000	PepsiCo, Inc.	5,805,000
70,000	Ralston Purina Co.	1,981,875
125,000	Sara Lee Corp.	1,875,000

	Total	17,560,687
	Health Care — 13.2%
225,000	Abbott Laboratories	7,368,750
171,200	American Home Products Corp.	7,447,200
175,000	Baxter International, Inc.	9,537,500
121,600	Bristol-Myers Squibb Co.	6,908,400
135,000	(1)Glaxo Wellcome PLC , ADR	6,581,250
35,000	Johnson & Johnson	2,511,250
113,000	Lilly (Eli) & Co.	6,716,438
106,200	Merck & Co., Inc.	6,537,938

	Total	53,608,726
	Household Product/Wares — 1.2%
53,000	Procter & Gamble Co.	4,664,000

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Personal Care — 0.7%
85,000	Gillette Co.	$2,996,250
	Retail — 0.2%
35,700	May Department Stores Co.	934,894
	Tobacco — 2.1%
300,000	Philip Morris Cos., Inc.	6,018,750
122,000	UST, Inc.	2,356,125

	Total	8,374,875

	Total Consumer Non-Durables	88,139,432
	Energy — 18.6%
	Domestic & International Oil — 18.1%
100,000	(1)Atlantic Richfield Co.	7,100,000
92,000	(1)BP Amoco PLC, ADR	4,324,000
70,000	Chevron Corp.	5,228,125
150,000	Conoco, Inc., Class A	2,878,125
276,776	Exxon Mobil Corp.	20,844,692
100,000	Occidental Petroleum Corp.	1,606,250
80,000	Phillips Petroleum Co.	3,060,000
219,600	Royal Dutch Petroleum Co., ADR	11,529,000
192,200	Texaco, Inc.	9,117,488
50,000	Unocal Corp.	1,337,500
307,500	USX—Marathon Group	6,649,688

	Total	73,674,868
	Oil Refining — 0.5%
91,100	Ultramar Diamond Shamrock Corp.	1,975,731

	Total Energy	75,650,599
	Financial — 18.3%
	Banks — 10.6%
128,500	Bank One Corp.	3,316,906
48,300	Bank of New York Co., Inc.	1,608,994
186,000	Bank of America Corp.	8,567,625
120,000	Chase Manhattan Corp.	9,555,000
179,000	First Union Corp.	5,280,500
179,620	Fleet Boston Financial Corp.	4,894,645
100,000	Washington Mutual, Inc.	2,212,500
230,000	Wells Fargo Co.	7,604,375

	Total	43,040,545
	Financial Services — 2.9%
104,000	Fannie Mae	5,512,000
100,000	Federal Home Loan Mortgage Corp.	4,175,000
95,000	MBNA Corp.	2,161,250

	Total	11,848,250
	Insurance — 3.7%
115,000	Ace, Ltd.	2,055,625
72,000	Allstate Corp.	1,404,000
26,000	(1)American General Corp.	1,356,875
122,800	Hartford Financial Services Group, Inc.	3,837,500
90,000	Lincoln National Corp.	2,503,125
20,000	Marsh & McLennan Cos., Inc.	1,547,500
90,000	Reliastar Financial Corp.	2,514,375

	Total	15,219,000
	Real Estate Investment Trust — 1.1%
71,000	(1)Equity Residential Properties Trust	2,835,562
76,140	Public Storage, Inc.	1,679,839

	Total	4,515,401

	Total Financial	74,623,196

(See Notes which are an integral part of the Financial Statements)

n Marshall Funds

Equity Income Fund (continued)

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Raw Materials/Intermediate Goods — 6.6%
	Chemicals—2.9%
51,000	Air Products & Chemicals, Inc.	$1,313,250
100,000	Du Pont (E.I.) de Nemours & Co.	5,050,000
140,000	Hercules, Inc.	2,310,000
24,000	PPG Industries, Inc.	1,185,000
48,000	Rohm & Haas Co.	1,938,000

	Total	11,796,250
	Metals — 1.0%
65,000	Reynolds Metals Co.	4,127,500
	Paper — 2.7%
291,000	Abitibi-Consolidated, Inc.	2,582,625
75,000	Bowater, Inc.	3,689,062
52,200	Consolidated Papers, Inc.	1,980,337
55,000	Kimberly-Clark Corp.	2,842,812

	Total	11,094,836

	Total Raw Materials/ Intermediate Goods	27,018,586
	Utilities—18.5%
	Electric—3.5%
57,000	(1)Carolina Power & Light Co.	1,695,750
106,600	Duke Energy Corp.	5,170,100
59,300	Edison International	1,560,331
54,000	FPL Group, Inc.	2,085,750
98,600	(1)NiSource, Inc.	1,275,638
71,700	Texas Utilities Co.	2,339,213

	Total	14,126,782
	Gas Distribution — 3.2%
28,000	Columbia Energy Group	1,652,000
123,000	El Paso Energy Corp.	4,558,687
67,800	WICOR, Inc.	2,038,238
110,000	Williams Cos., Inc. (The)	4,599,375

	Total	12,848,300
	Telecommunications — 11.8%
357,500	(1)AT&T Corp.	17,673,906
60,000	Alltel Corp.	3,480,000
45,000	Bell Atlantic Corp.	2,202,187
233,000	GTE Corp.	13,747,000
285,832	SBC Communications, Inc.	10,861,616

	Total	47,964,709

	Total Utilities	74,939,791

	Total Common Stocks (identified cost $380,020,853)	397,910,386
	(2)Repurchase Agreement — 1.8%
$7,307,217	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	7,307,217

	Total Investments (identified cost $387,328,070)	$405,217,603

Large-Cap Growth & Income Fund

Shares	Description	Value

	Common Stocks — 97.7%
	Basic Industries — 3.5%
	Chemicals — 0.8%
69,200	Du Pont (E.I.) de Nemours & Co.	$3,494,600
	Paper — 2.7%
96,400	Bowater, Inc.	4,741,675
136,700	Kimberly-Clark Corp.	7,065,681

	Total	11,807,356

	Total Basic Industries	15,301,956
	Capital Goods — 40.3%
	Aerospace & Related—1.1%
137,200	Boeing Co.	5,059,250
	Computers — 1.4%
47,000	Hewlett-Packard Co.	6,321,500
	Computer Services — 8.1%
48,200	(1)(3)America Online, Inc.	2,843,800
83,700	International Business Machines Corp.	8,537,400
179,500	(3)Microsoft Corp.	16,042,812
83,600	(3)Sun Microsystems, Inc.	7,962,900

	Total	35,386,912
	Electrical Equipment — 6.1%
119,700	General Electric Co.	15,822,844
131,100	Grainger (W.W.), Inc.	5,612,719
134,900	Tyco International Ltd.	5,117,769

	Total	26,553,332
	Electronics — 13.1%
94,700	(3)Applied Materials, Inc.	17,324,181
106,200	Intel Corp.	12,000,600
95,700	(1)Micron Technology, Inc.	9,384,581
107,800	Motorola, Inc.	18,379,900

	Total	57,089,262
	Machinery—Farming — 1.2%
146,900	Deere & Co.	5,251,675
	Technology — 9.3%
75,000	3Com Corp.	7,350,000
70,400	Computer Associates International, Inc.	4,527,600
31,500	Corning, Inc.	5,922,000
31,500	(1)Internet Capital Group, Inc.	3,331,125
75,000	Lucent Technologies, Inc.	4,462,500
50,000	Solectron Corp.	3,275,000
96,400	(1)SAP AG, ADR	6,874,525
31,400	Yahoo, Inc.	5,014,188

	Total	40,756,938

	Total Capital Goods	176,418,869
	Consumer Durables — 1.3%
	Automotive—1.3%
72,200	General Motors Corp.	5,491,713
	Consumer Non-Durables — 30.0%
	Beverages & Foods — 4.4%
94,764	Coca-Cola Co.	4,590,131
136,100	PepsiCo, Inc.	4,389,225
52,020	Procter & Gamble Co.	4,577,760
101,300	Quaker Oats Co.	5,463,869

	Total	19,020,985

(See Notes which are an integral part of the Financial Statements)

February 29, 2000 (unaudited)
Portfolio of Investments

Large-Cap Growth & Income Fund
(continued)

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Communications Services — 0.8%
31,500	(1)NEXTLINK Communications, Inc.	$3,470,906

	Drugs — 3.9%
99,740	American Home Products Corp.	4,338,690
91,500	Merck & Co., Inc.	5,632,969
150,000	Pfizer, Inc.	4,818,750
71,400	Schering Plough Corp.	2,490,075

	Total	17,280,484
	Entertainment — 4.1%
103,606	(1)Disney (Walt) Co.	3,470,801
131,400	(1)Seagram Co. Ltd.	7,719,750
80,400	(1)Time Warner, Inc.	6,874,200

	Total	18,064,751
	Health Care — 2.8%
192,500	Columbia/HCA Healthcare Corp.	3,717,656
41,900	Medimmune, Inc.	8,317,150

	Total	12,034,806
	Media — 1.9%
199,100	New York Times Co., Class A	8,411,975
	Medical Supplies — 2.0%
154,400	Abbott Laboratories	5,056,600
53,520	(1)Johnson & Johnson	3,840,060

	Total	8,896,660
	Personal Care Products — 1.2%
146,300	Gillette Co.	5,157,075
	Retail — 8.9%
121,400	(1)(3)Federated Department Stores, Inc.	4,453,863
116,500	Home Depot, Inc.	6,735,156
82,200	(1)(3)Kohl’s Corp.	6,231,788
159,400	(3)Safeway, Inc.	6,146,863
148,800	Starbucks Corp.	5,226,600
70,400	Wal-Mart Stores, Inc.	3,427,600
261,800	Walgreen Co.	6,757,713

	Total	38,979,583

	Total Consumer Non-Durables	131,317,225
	Energy — 7.0%
	International Oil & Gas — 7.0%
72,200	Amerada-Hess Corp.	3,650,613
116,596	Exxon Mobil Corp.	8,781,136
291,400	Occidental Petroleum Corp.	4,680,612
116,100	Royal Dutch Petroleum Co., ADR	6,095,250
51,500	Schlumberger Ltd.	3,804,562
81,900	Texaco, Inc.	3,885,131

	Total Energy	30,897,304
	Financial — 11.1%
	Banks — 3.2%
165,600	Bank of New York Co., Inc.	5,516,550
82,808	BankAmerica Corp.	3,814,344
60,000	Chase Manhattan Corp.	4,777,500

	Total	14,108,394

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Financial (continued)
	Insurance — 2.6%
92,256	American International Group, Inc.	$8,158,890
52,400	Progressive Corp., OH	3,117,800

	Total	11,276,690
	Other Financial — 5.3%
37,500	American Express Co.	5,032,031
116,700	Citigroup, Inc.	6,031,931
78,400	Federal Home Loan Mortgage Corp.	3,273,200
140,800	Franklin Resources, Inc.	3,828,000
131,800	MGIC Investment Corp.	4,926,025

	Total	23,091,187

	Total Financial	48,476,271
	Utilities — 4.6%
	Telecommunications — 4.6%
110,549	(1)AT&T Corp.	5,465,266
82,700	GTE Corp.	4,879,300
94,550	(3)MCI Worldcom, Inc.	4,219,294
150,560	SBC Communications, Inc.	5,721,280

	Total	20,285,140

	Total Utilities	20,285,140

	Total Common Stocks (identified cost $284,583,047)	428,188,478
	(4)U.S. Treasury Bill — 0.6%
$ 2,475,000	3/9/2000 (identified cost $2,472,122)	2,472,995

	Total Investments in Securities (identified cost $287,055,169)	430,661,473
	(2)Repurchase Agreement — 2.8%
12,131,742	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	12,131,742

	Total Investments (identified cost $299,186,911)	$442,793,215

Mid-Cap Value Fund

Shares	Description	Value

	Common Stocks — 84.2%
	Capital Goods — 11.6%
	Aerospace & Defense — 1.8%
38,600	Northrop Grumman, Corp.	$1,753,888
	Computer Services — 5.3%
75,000	(3)Complete Business Solutions, Inc.	1,490,625
60,000	Keane, Inc.	1,440,000
40,000	(3)SunGard Data Systems, Inc.	1,200,000
60,000	(3)Ziff-Davis, Inc.	1,140,000

	Total	5,270,625
	Electronics — 2.6%
39,000	(1)Avnet, Inc.	2,608,125
	Other Capital Goods — 1.9%
55,500	Brady Corp.	1,505,437
40,000	Cooper Tire & Rubber Co.	432,500

	Total	1,937,937

	Total Capital Goods	11,570,575
(See Notes which are an integral part of the Financial Statements)

n Marshall Funds

Mid-Cap Value Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables — 30.3%
	Beverages & Foods — 3.9%
43,600	International Multifoods Corp.	$476,875
98,200	(3)Ralcorp Holdings, Inc.	1,466,863
110,000	Universal Foods Corp.	1,986,875

	Total	3,930,613
	Medical Supplies — 2.0%
70,000	(1)(3)Sybron International Corp.	1,960,000
	Pharmaceuticals & Health Care — 6.0%
40,000	Dentsply International, Inc.	1,025,000
20,000	(1)(3)Elan Corp. Plc, ADR	822,500
70,000	(3)First Health Group Corp.	1,688,750
105,000	(3)Manor Care, Inc.	912,187
87,400	(3)Tenet Healthcare Corp.	1,529,500

	Total	5,977,937
	Publishing — 1.6%
46,000	Harcourt General, Inc.	1,584,125
	Retail — 5.1%
45,000	(1)(3)Federated Department Stores, Inc.	1,650,937
50,000	(3)Payless ShoeSource, Inc.	1,975,000
85,000	Shopko Stores, Inc.	1,413,125

	Total	5,039,062
	Services — 9.5%
167,600	Ikon Office Solutions, Inc.	1,173,200
109,500	(1)(3)Interim Services, Inc.	2,730,656
55,000	Manpower, Inc.	1,797,813
75,000	(3)Mentor Graphics Corp.	1,284,375
105,000	Viad Corp.	2,460,938

	Total	9,446,982
	Tobacco — 2.2%
111,000	UST, Inc.	2,143,688

	Total Consumer Non-Durables	30,082,407
	Energy — 10.7%
	Oil & Gas Products — 8.9%
65,000	Dynegy, Inc.	3,046,875
110,000	Noble Affiliates, Inc.	2,475,000
73,320	USX-Marathon Group	1,585,545
64,500	Unocal Corp.	1,725,375

	Total	8,832,795
	Oil Services — 1.8%
71,000	(3)Rowan Companies, Inc.	1,783,875

	Total Energy	10,616,670
	Financial — 15.4%
	Banking — 5.6%
60,000	Amcore Financial, Inc.	1,256,250
65,000	(1)Associated Banc Corp.	1,645,312
70,000	Firstar Corp.	1,246,875
48,000	Golden West Financial Corp.	1,368,000

	Total	5,516,437
	Financial Services — 1.1%
15,000	Lehman Brothers Holdings, Inc.	1,087,500
	Insurance — 8.7%
138,000	Ace, Ltd.	2,466,750
87,600	Everest Re Group Ltd.	2,151,675
34,000	MGIC Investment Corp.	1,270,750
45,000	Radian Group, Inc.	1,560,938
60,400	Torchmark Corp.	1,196,675

	Total	8,646,788

	Total Financial	15,250,725

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Raw Materials/Intermediate Goods — 12.8%
	Chemicals — 5.1%
30,000	Fuller (H.B.) Co.	$1,841,250
48,150	(1)Imperial Chemical Industries, PLC, ADR	1,492,650
125,000	Millennium Chemicals, Inc.	1,750,000

	Total	5,083,900
	Intermediate Goods — 1.9%
59,327	Hanson PLC, ADR	1,891,048
	Paper & Related Products — 4.3%
200,000	Abitibi-Consolidated, Inc.	1,775,000
35,700	Consolidated Papers, Inc.	1,354,369
100,000	(3)Packaging Corp. of America	1,087,500

	Total	4,216,869
	Steel — 1.5%
30,000	Nucor Corp.	1,490,625

	Total Raw Materials/ Intermediate Goods	12,682,442
	Telecommunications — 3.4%
	Services — 3.4%
29,410	(3)AT&T Corp. — Liberty Media Group, Inc., Class A	1,536,672
18,000	Telephone and Data System, Inc.	1,899,000

	Total Telecommunications	3,435,672

	Total Common Stocks (identified cost $82,900,020)	83,638,491
	(4)U.S. Treasury Bill — 0.3%
$300,000	3/9/2000 (identified cost $299,658)	299,689
	(2)Repurchase Agreement — 12.1%
11,981,259	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	11,981,259

	Total Investments (identified cost $95,180,937)	$95,919,439

Mid-Cap Growth Fund

Shares	Description	Value

	Common Stocks — 94.8%
	Capital Goods — 58.2%
	Computer Services — 4.3%
15,000	(1)(3)Check Point Software Technologies Ltd.	$3,059,062
60,000	(3)Entrust Technologies, Inc.	5,295,000
100,000	(3)FIserv, Inc.	2,725,000
20,000	(1)(3)Organic, Inc.	682,500
100,000	Paychex, Inc.	5,006,250
50,000	(3)Perot Systems Corp., Class A	1,271,875
130,000	(1)(3)ZDNet	4,168,125

	Total	22,207,812
	Computers — 2.3%
100,000	(3)Lexmark Intl. Group, Class A	11,925,000
(See Notes which are an integral part of the Financial Statements)

February 29, 2000 (unaudited)
Portfolio of Investments

Mid-Cap Growth Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Capital Goods (continued)
	Electrical Equipment — 1.3%
125,000	Molex, Inc.	$6,984,375
	Semi-Conductor — 6.4%
80,000	(3)Altera Corp.	6,380,000
95,000	(1)(3)Conexant Systems, Inc.	9,333,750
60,000	(1)(3)Triquint Semiconductor, Inc.	7,125,000
100,000	(3)Vitesse Semiconductor Corp.	10,381,250

	Total	33,220,000
	Technology — 43.9%
60,000	(3)724 Solutions, Inc.	11,295,000
30,000	(1)(3)Applied Micro Circuits Corp.	8,251,875
100,000	(3)Citrix Systems, Inc.	10,543,750
225,000	(3)CommScope, Inc.	8,760,938
4,000	(3)Digex, Inc., Class A	648,000
30,000	(3)DSL.net, Inc.	840,000
65,000	(3)Echostar Communications Corp., Class A	7,410,000
70,000	(1)(3)E-Tek Dynamics, Inc.	19,127,500
200,000	(1)(3)Flextronics International Ltd.	12,175,000
75,000	(1)(3)Harmonic Lightwaves, Inc.	10,270,313
80,000	(1)(3)Inktomi Corp.	10,970,000
100,000	(1)(3)Jabil Circuit, Inc.	6,943,750
120,000	(1)(3)JDS Uniphase Corp.	31,635,000
35,000	(3)Lycos, Inc.	2,086,875
90,000	(3)Network Appliance, Inc.	16,987,500
20,000	(1)(3)Phone.com, Inc.	2,792,500
30,000	(3)Portal Software, Inc.	2,253,750
120,000	Scientific-Atlanta, Inc.	12,322,500
70,000	(3)SDL, Inc.	28,700,000
100,000	(3)Tetra Tech, Inc.	2,506,250
95,000	(3)Veritas Software Corp.	18,798,125
10,000	(3)Vignette Corp.	2,305,000

	Total	227,623,626

	Total Capital Goods	301,960,813
	Consumer Non-Durables — 21.2%
	Broadcasting — 12.4%
100,000	(1)(3)American Tower Systems Corp.	4,925,000
125,000	(3)AMFM, Inc.	7,671,875
105,000	(3)Cox Radio, Inc., Class A	8,400,000
125,000	(3)Crown Castle International Corp.	4,031,250
105,000	(3)Cumulus Media, Inc., Class A	3,136,875
124,000	(3)Hispanic Broadcasting Corp.	11,586,250
125,000	(3)Infinity Broadcasting Corp., Class A	3,992,187
75,000	(3)Univision Communications, Inc., Class A	7,640,625
270,000	(3)USA Networks, Inc.	6,058,125
100,000	(3)Westwood One, Inc.	6,681,250

	Total	64,123,437
	Health Care — 0.9%
55,000	(3)CareInsite, Inc.	3,740,000
100,000	(3)Health Management Association, Class A	1,075,000

	Total	4,815,000
	Leisure & Recreation — 1.8%
100,000	Harley Davidson, Inc.	6,812,500
165,000	(3)Steiner Leisure Ltd.	2,691,562

	Total	9,504,062

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Publishing — 0.6%
130,000	(1)(3)Playboy Enterprises, Inc., Class B	$2,868,125
	Retail — 3.8%
173,333	(1)(3)99 Cents Only Stores	4,344,167
150,000	(3)Bed Bath & Beyond, Inc.	4,256,250
150,000	(3)Kohl’s Corp.	11,371,875

	Total	19,972,292
	Services - Advertising/ Marketing — 1.3%
80,000	(3)Mediaplex, Inc.	6,680,000
	Services - Commercial & Consumer — 0.4%
60,000	(3)Viant Corp.	2,276,250

	Total Consumer Non-Durables	110,239,166
	Financial — 5.2%
	Banks — 0.4%
42,000	Zions Bancorp	2,228,625
	Financial Services — 2.8%
100,000	Lehman Brothers Holdings, Inc.	7,250,000
130,000	Northern Trust Corp.	7,345,000

	Total	14,595,000
	Insurance — 0.9%
100,000	Ambac Financial Group, Inc.	4,393,750
	Other Financial — 1.1%
150,000	MGIC Investment Corp.	5,606,250

	Total Financial	26,823,625
	Telecommunications — 8.8%
100,000	(3)Adelphia Communications Corp., Class A	5,493,750
100,000	(3)Adelphia Business Solutions, Inc.	5,137,500
120,000	(3)Allegiance Telecom, Inc.	11,865,000
60,000	(3)Covad Communications Group, Inc.	5,415,000
50,000	(3)ITC DeltaCom, Inc.	1,896,875
80,000	(1)(3)Level 3 Communications, Inc.	9,110,000
150,000	(3)Tellabs, Inc.	7,200,000

	Total Telecommunications	46,118,125
	Utilities — 1.4%
	Oil & Gas — 1.4%
100,000	(3)Nabors Industries, Inc.	3,587,500
100,000	(3)Noble Drilling Corp.	3,600,000

	Total Utilities	7,187,500

	Total Common Stocks (identified cost $254,539,438)	492,329,229
	(4)U.S. Treasury Bill — 0.3%
$1,640,000	3/9/2000 (identified cost $1,638,110)	1,638,672

	Total Investments in Securities (identified cost $256,177,548)	493,967,901
(See Notes which are an integral part of the Financial Statements)

n Marshall Funds

Mid-Cap Growth Fund (continued)

Principal Amount	Description	Value

	(2)Repurchase Agreement — 5.6%
$28,955,170	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	$28,955,170

	Total Investments (identified cost $285,132,718)	$522,923,071

Small-Cap Growth Fund

Shares	Description	Value

	Common Stocks — 96.3%
	Capital Goods — 50.8%
	Computer Services — 5.6%
70,000	(3)Diamond Technology Partners, Class A	$4,786,250
55,000	(3)Tanning Technology Corp.	2,371,875
80,000	(3)ZDNet	2,565,000

	Total	9,723,125
	Semi-Conductor — 11.1%
35,000	(3)Applied Micro Circuits Corp.	9,627,188
80,000	(3)Triquint Semiconductor, Inc.	9,500,000

	Total	19,127,188
	Technology — 34.1%
30,000	(3)ACTV, Inc.	901,875
40,000	(3)Aether Systems, Inc.	10,335,000
25,000	(3)Axent Technologies, Inc.	678,125
20,000	(3)CacheFlow, Inc.	2,435,000
100,000	(3)C-COR Electronics, Inc.	4,471,875
45,000	(3)Digital River, Inc.	1,620,000
100,000	(3)Flextronics International Ltd.	6,087,500
50,000	(3)Harmonic Lightwaves, Inc.	6,846,875
20,000	(3)ISS Group, Inc.	2,100,000
70,000	(3)McAfee.com, Corp., Class A	2,388,750
125,000	(3)Mentor Graphics Corp.	2,140,625
30,000	(3)MKS Instruments, Inc.	1,365,000
25,000	(3)SDL, Inc.	10,250,000
6,000	(3)Sonicwall, Inc.	543,000
120,000	(3)Tetra Tech, Inc.	3,007,500
5,000	(3)Turnstone Systems, Inc.	960,313
37,500	(3)USinternetworking, Inc.	2,503,125

	Total	58,634,563

	Total Capital Goods	87,484,876
	Consumer Non-Durables — 31.4%
	Advertising — 0.0%
800	(3)Avenue A, Inc.	57,600
	Banks — 1.0%
80,000	Cullen/Frost Bankers, Inc.	1,720,000
	Business Services — 0.7%
40,000	FactSet Research Systems, Inc.	1,205,000
	Broadcasting — 16.2%
100,000	(3)American Tower Corp., Class A	4,925,000
30,000	(3)Classic Communications, Inc., Class A	645,000
50,000	(3)Cox Radio, Inc., Class A	4,000,000
100,000	(3)Cumulus Media, Inc., Class A	2,987,500
80,000	(3)Hearst-Argyle Television, Inc.	1,665,000

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Broadcasting (continued)
25,000	(3)Hispanic Broadcasting Corp.	$2,335,937
125,000	(3)Pinnacle Holdings, Inc.	7,312,500
60,000	(3)Westwood One, Inc.	4,008,750

	Total	27,879,687
	Communication Services — 2.3%
25,000	(3)SBA Communications, Corp.	1,012,500
60,000	(3)Western Wireless Corp., Class A	2,910,000

	Total	3,922,500
	Health Care — 4.6%
12,500	(3)ChromaVision Medical Systems, Inc.	257,031
800	(3)Diversa Corp.	106,800
40,000	(3)Medical Manager Corp.	3,367,500
50,000	(3)TriZetto Group, Inc.	4,075,000

	Total	7,806,331
	Leisure & Recreation — 1.9%
70,000	(3)Playboy Enterprises, Inc., Class B	1,544,375
105,000	(3)Steiner Leisure Ltd.	1,712,812

	Total	3,257,187
	Medical Equipment — 0.3%
8,000	(3)Aspect Medical Systems, Inc.	527,000
	Medical Supplies — 1.6%
100,000	(3)Sybron International Corp.	2,800,000
	Retail — 2.8%
60,000	(3)99 Cents Only Stores	1,503,750
75,000	(3)Pacific Sunwear of California	1,907,812
60,000	(3)Too, Inc.	1,440,000

	Total	4,851,562

	Total Consumer Non-Durables	54,026,867
	Energy — 2.7%
	Oil & Gas Equipment Services — 2.7%
60,000	(3)BJ Services Co.	3,423,750
75,000	(3)Petroleum Geo-Services, ADR	1,228,125

	Total Energy	4,651,875
	Financial — 2.1%
50,000	Radian Group, Inc.	1,734,375
100,000	Raymond James Financial, Inc.	1,975,000

	Total Financial	3,709,375
	Telecommunications — 8.2%
6,000	(3)Choice One Communications, Inc.	360,000
8,000	(3)Cypress Communications, Inc.	186,500
25,000	(3)ITC DeltaCom, Inc.	948,438
35,000	(3)MGC Communications, Inc.	2,415,000
100,000	(3)Splitrock Services, Inc.	4,675,000
50,000	(3)Pac-West Telecomm, Inc.	1,750,000
50,000	(3)Time Warner Telecom, Inc., Class A	3,850,000

	Total Telecommunications	14,184,938
(See Notes which are an integral part of the Financial Statements)

February 29, 2000 (unaudited)
Portfolio of Investments

Small-Cap Growth Fund (continued)

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Utility — 1.1%
	Energy — 1.1%
50,000	Devon Energy Corp.	$1,862,500

	Total Common Stocks (identified cost $87,255,081)	165,920,431
	(4)U.S. Treasury Bill — 0.4%
$635,000	3/9/2000 (identified cost $634,283)	634,486

	Total Investments in Securities (identified cost $87,889,364)	166,554,917
	(2)Repurchase Agreement — 3.3%
5,598,975	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	5,598,975

	Total Investments (identified cost $93,488,339)	172,153,892

International Stock Fund

Shares	Description	Value

	Common Stocks — 91.7%
	Australia — 0.2%
122,600	Publishing and Broadcasting Ltd.	$1,146,393
	Brazil — 0.5%
16,800	(3)Telecomunicacoes Brasileiras SA, ADR	2,473,800
	Canada — 6.4%
97,000	(3)Celestica, Inc.	4,480,188
26,400	(3)Cognos, Inc.	1,762,200
36,700	(3)JDS Uniphase Corp.	9,675,038
90,000	Nortel Networks Corp.	10,035,000
28,600	(3)QLT PhotoTherapeutics, Inc.	2,041,325
69,000	(3)Rogers Communications, Inc., Class B	2,348,754

	Total	30,342,505
	Denmark — 0.3%
4,200	(3)Vetsas Wind Systems A/S	1,183,014
	Finland — 3.8%
69,000	Nokia Oyj, Class A, ADR	13,683,563
60,400	(3)Sonera Oyj	4,665,321

	Total	18,348,884
	France — 4.3%
12,319	Axa	1,550,237
17,000	Cap Gemini SA	4,688,425
32,400	France Telecom SA	5,233,254
46,000	Lagardere S.C.A.	4,333,756
17,700	Total Fina SA, Class B	2,346,864
21,300	Vivendi	2,505,829

	Total	20,658,365
	Germany — 8.0%
6,500	Aixtron AG	1,435,360
11,000	Allianz Holding AG	3,808,020
9,680	(3)Brokat Infosystems AG	1,444,035
40,700	Deutsche Bank AG	3,453,736
88,000	Deutsche Telekom AG, Class D	7,306,306
20,500	EM.TV & Merchandising AG	2,036,119
29,300	(3)Epcos AG	4,040,319
3,787	(3)Intershop Communications AG	1,971,974
9,200	MobilCom AG	1,239,800
59,700	Siemens AG	10,615,667
7,400	(3)Singulus Technologies AG	784,940

	Total	38,136,276

Shares	Description	Value

	Common Stocks (continued)
	Hong Kong — 2.8%
330,000	(3)China Telecom (Hong Kong) Ltd.	$3,042,246
9,600	(3)China.com Corp., Class A	1,179,600
210,000	HSBC Holdings PLC	2,408,164
415,000	Hutchison Whampoa	6,505,287

	Total	13,135,297
	Israel — 2.8%
50,000	(3)Check Point Software Technologies Ltd.	10,196,875
6,500	(3)Gilat Satellite Networks Ltd.	974,594
53,000	Teva Pharmaceutical Industries Ltd., ADR	2,285,625

	Total	13,457,094
	Italy — 1.6%
22,500	Banca Popolare di Brescia	2,539,604
136,700	Mediolanum SPA	2,596,849
171,000	Telecom Italia Mobile SPA	2,333,268

	Total	7,469,721
	Japan — 20.8%
246,000	Daiwa Securities Co. Ltd.	3,906,539
19,000	Fanuc Ltd.	1,850,116
4,800	Fast Retailing Co. Ltd.	1,365,063
145,000	Fujisawa Pharmaceutical Co. Ltd	4,763,616
206,000	Fujitsu Ltd.	6,842,608
26,700	Hitachi Software Engineering Co. Ltd.	4,106,384
7,000	JAFCO Co. Ltd.	2,038,495
9,000	Keyence Corp.	3,014,060
45,800	Kyocera Corp.	7,760,804
20,100	Matsushita Communication	3,402,284
136,000	Matsushita Electric Industrial Co.	3,960,504
25,500	Murata Manufacturing Co. Ltd.	4,854,712
92,000	NEC Corp.	2,055,422
229	NTT Mobile Communication Network, Inc.	9,232,106
49,000	Nikon Corp.	1,654,366
3,400	Nippon Television Network Corp.	4,703,099
156	Nippon Telegraph & Telephone Corp.	2,157,892
148,000	Nomura Securities Co. Ltd.	4,175,274
3,800	Oracle Corp. Japan	3,060,472
4,700	Rohm Co. Ltd.	1,524,821
52,000	Shin-Etsu Chemical Co.	2,815,671
3,400	Softbank Corp.	4,950,630
35,000	Sony Corp.	10,351,731
17,000	Tokyo Electron Ltd.	2,591,345
36,000	Toyoda Gosei Co. Ltd.	2,496,428

	Total	99,634,442
	Korea — 1.8%
24,600	Samsung Electro-Mechanics Co.	1,491,957
31,900	Samsung Electronics Co.	7,219,843

	Total	8,711,800
	Mexico — 3.1%
76,200	(3)Fomento Economico Mexicano, SA de CV, ADR	3,386,138
474,000	Grupo Financiero Banamex Accival, SA de CV, Class O	2,022,029
42,300	Grupo Televisa SA, GDR	3,249,169
94,956	Telefonos de Mexico, Class L, ADR	6,243,357

	Total	14,900,693
	Netherlands — 7.4%
20,900	(3)ASM Lithography Holding NV, ADR	2,677,813
(See Notes which are an integral part of the Financial Statements)

n Marshall Funds

International Stock Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Netherlands (continued)
66,000	Koninklijke (Royal) Philips Electronics NV	$12,235,517
4,784	Koninklijke (Royal) Philips Electronics NV, ADR	916,136
10,100	Qiagen NV	1,743,357
51,000	Royal Dutch Petroleum Co.	2,669,943
60,400	(3)STMicroelectronics NV	11,998,203
15,700	(3)United Pan-Europe Communications NV	3,098,300

	Total	35,339,269
	Portugal — 0.3%
12,900	(3)PT MULTIMEDIA — Servicos de Telecomunicacoes e Multimedia SGPS SA	1,643,253
	Singapore — 1.5%
96,000	Singapore Press Holdings Ltd.	1,838,120
360,000	Venture Manufacturing (Singapore) Ltd.	5,409,922

	Total	7,248,042
	Spain — 1.6%
58,000	Repsol SA	1,099,012
173,916	Telefonica SA	5,006,058
10,700	(3)Terra Networks SA	1,392,931

	Total	7,498,001
	Sweden — 5.0%
8,700	Enea Data AB	1,687,911
284,800	Skandia Forsakrings AB	11,682,267
101,800	Telefonaktiebolaget LM Ericsson	9,758,935
10,000	(3)Telelogic AB	856,947

	Total	23,986,060
	Switzerland — 2.4%
2,500	Adecco SA	1,980,198
420	Ares-Serono Group SA	1,360,936
1,150	Compagnie Financiere Richemont AG	2,656,766
320	Roche Holding AG	3,452,505
1,810	Swatch Group AG	1,948,479

	Total	11,398,884
	Taiwan, Province Of China — 0.6%
45,700	(3)Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,733,431
	United Kingdom — 12.2%
18,000	(3)ARM Holdings PLC	1,358,028
271,000	Amvescap PLC	3,088,914
11,500	(3)Autonomy Corp. PLC	1,357,000
595,600	BP Amoco PLC	4,597,935
140,000	British Sky Broadcasting Group PLC	3,576,069
29,200	CMG PLC	2,846,091
32,100	Kewill Systems PLC	1,288,950
59,300	(3)Kingston Communication (Hull) PLC	1,291,913
157,400	Logica PLC	6,758,852
154,000	Pearson PLC	5,178,448
60,000	(3)QXL Ltd.	1,686,050
143,400	(3)Shire Pharmaceuticals Group PLC	2,278,252
147,000	Smithkline Beecham Corp.	1,652,329
2,857,821	Vodafone AirTouch PLC	15,993,761
278,800	WPP Group PLC	5,376,326

	Total	58,328,918

Shares	Description	Value

	Common Stocks (continued)
	United States — 4.3%
35,100	(3)Amdocs Ltd.	$2,603,981
61,000	(3)Comverse Technology, Inc.	12,009,375
19,200	(3)NTL, Inc.	1,756,800
22,200	(3)PMC-Sierra, Inc.	4,285,988

	Total	20,656,144

	Total Common Stocks (identified cost $292,253,353)	438,430,286
	Preferred Stocks — 1.0%
	Germany — 1.0%
4,900	Marschollek, Lautenschlaeger und Partner AG, Pfd.	2,504,286
2,700	SAP AG, Pfd.	2,246,915

	Total Preferred Stocks (identified cost $4,290,274)	4,751,201

	Total Investments in Securities (identified cost $296,543,627)	443,181,487
	Mutual Fund — 5.9%
28,053,699	SSGA Money Market Fund (at net asset value)	28,053,699

	Total Investments (identified cost $324,597,326)	$471,235,186

Government Income Fund

Principal Amount	Description	Value

	Asset-Backed Securities—4.8%
$6,000,000	Green Tree Home Equity Loan Trust, Series 1998-B, Class B1, 7.810%, 11/15/2029	$5,805,420
10,643,000	Greenwich Capital Acceptance, 7.150%, 8/10/2020	10,180,136

	Total Asset-Backed Securities (identified cost $16,665,899)	15,985,556
	Collateralized Mortgage Obligation — 0.1%
377,336	Independent National Mortgage Corp., 7.250%, 11/25/2010 (identified cost $379,105)	376,527
	Corporate Bonds — 2.6%
4,000,000	(5)HSB Group, Inc., 6.950%, 4/15/2000	3,656,520
5,000,000	(5)TXU Gas Capital, 7.353%, 4/1/2000	4,867,150

	Total Corporate Bonds (identified cost $8,898,950)	8,523,670
	Federal National Mortgage Association Notes — 10.6%
16,000,000	5.780%, 5/7/2004	15,198,240
10,000,000	6.500%, 8/15/2004	9,765,100
10,000,000	6.625%, 11/5/2001	9,916,500

	Total Federal National Mortgage Association Notes (identified cost $34,912,909)	34,879,840
	Mortgage Backed Securities — 55.6%
	Federal Home Loan Mortgage Corporation — 9.5%
4,820,595	7.000%, 11/1/2009	4,748,286
3,807,859	7.000%, 5/1/2027	3,657,906
(See Notes which are an integral part of the Financial Statements)

February 29, 2000 (unaudited)
Portfolio of Investments

Government Income Fund (continued)

Principal Amount	Description	Value

	Mortgage-Backed Securities (continued)
	Federal Home Loan Mortgage Corporation (continued)
$4,038,348	7.500%, 4/1/2024	$3,971,473
14,443,612	7.500%, 8/1/2029	14,168,317
1,940,503	8.500%, 9/1/2024	1,989,617
11,800	8.750%, 4/1/2001	11,874
2,629,743	9.000%, 6/1/2019	2,728,358
1,413	9.500%, 2/1/2001	1,423
1,849	10.500%, 10/1/2000	1,858

	Total	31,279,112
	Federal National Mortgage Association — 15.4%
8,706,558	7.000%, 12/1/2010	8,595,026
20,483,328	7.000%, 5/1/2029	19,407,954
14,823,302	7.500%, 8/1/2029	14,392,537
8,708,168	8.000%, 10/1/2028	8,727,239

	Total	51,122,756
	Government National Mortgage Association — 30.7%
11,999,515	7.000%, 5/1/2029	11,538,253
6,811,392	7.000%, 5/15/2029	6,528,310
11,453,557	7.000%, 6/15/2029	10,977,547
18,373,442	7.500%, 8/15/2025	18,063,645
16,474,559	7.500%, 12/15/2025	16,191,361
19,872,759	7.500%, 12/15/2029	19,493,984
11,722,957	8.000%, 10/15/2017	11,931,743
5,546,366	8.500%, 9/15/2028	5,676,373
1,122,340	9.500%, 10/15/2024	1,187,570
2,935	10.500%, 10/15/2000	2,954
3,730	11.000%, 11/15/2000	3,759

	Total	101,595,499

	Total Mortgage Backed Securities (identified cost $189,024,473)	183,997,367
	U.S. Treasury Securities — 24.8%
	U.S. Treasury Bond — 7.7%
25,000,000	6.250%, 5/15/2030	25,375,000
	U.S. Treasury Notes — 17.1%
10,000,000	(1)5.875%, 11/15/2004	9,710,200
25,000,000	(1)6.375%, 1/31/2002	24,925,000
22,000,000	(1)6.500%, 8/31/2001	22,007,480

	Total	56,642,680

	Total U.S. Treasury Securities (identified cost $81,967,734)	82,017,680

	Total Investments in Securities (identified cost $331,849,070)	325,780,640
	(2)Repurchase Agreement — 3.7%
12,345,626	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	12,345,626

	Total Investments (identified cost $344,194,696)	$338,126,266

Intermediate Bond Fund

Principal Amount	Description	Value

	Asset-Backed Securities — 14.6%
$9,000,000	Aircraft Finance Trust, Class C, 8.000%, 5/15/2024	$8,210,925
5,500,000	(6)ARG Funding Corp., Class A2, 5.88%, 5/20/2002	5,365,800
7,500,001	Bridgestone/Firestone Master Trust 1996-1, Class A, 6.17%, 7/1/2003	7,501,576
5,000,000	Citibank Credit Card Master Trust I 1999-7, Class A, 6.65%, 11/15/2006	4,873,600
4,420,351	(5)(6)DLJ Commercial Mortgage Corp. 1998-STF2, Class A1, 6.506%, 11/5/2000	4,422,075
6,000,000	(6)DLJ Leverage Loan Funding, LLC 1A, Class B1, 7.671%, 9/15/2005	5,737,500
7,750,000	First USA Credit Card Master Trust 1998-9, Class A, 5.28%, 9/18/2006	7,234,392
108,022	Green Tree Financial Corp. 1994-7, Class A4, 8.35%, 3/15/2020	108,163
7,000,000	Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.81%, 11/15/2029	6,772,990
12,000,000	J.P. Morgan Commercial Mortgage Finance Corp. 1997-C5, Class A2, 7.069%, 9/15/2029	11,749,406
10,000,000	Metris Master Trust 1997-1, Class A, 6.87%, 11/20/2005	9,970,100
2,639,760	Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.30%, 3/25/2029	2,534,993
12,000,000	TMS Home Equity Trust 1996-B, Class A7, 7.55%, 2/15/2020	12,015,720

	Total Asset-Backed Securities (identified cost $89,079,893)	86,497,240
	Collateralized Mortgage Obligations — 5.1%
5,000,000	(6)Criimi Mae CMBS Corp., 1998-1, Class A2, 6.009%, 2/20/2005	4,561,325
6,000,000	(6)Criimi Mae CMBS Corp., 1998-1, Class A3, 6.306%, 12/20/2007	5,211,558
6,111,333	Federal Home Loan Mortgage Corp., Series 1829, Class H, 6.50%, 10/15/2021	5,994,209
1,547,413	Federal Home Loan Mortgage Corp., Series 1834, Class A, 7.00%, 1/15/2020	1,545,897
9,923,198	Federal National Mortgage Association, Series 1997-17, Class PD, 7.00%, 4/18/2021	9,918,832
3,455,574	(6)Prudential Home Mortgage Securities 1992-B, Class 2B, 6.757%, 9/28/2008	3,331,156

	Total Collateralized Mortgage Obligations (identified cost $31,509,926)	30,562,977
(See Notes which are an integral part of the Financial Statements)

n Marshall Funds

Intermediate Bond Fund (continued)

Principal Amount	Description	Value

	Corporate Bonds — 44.1%
	Banking — 2.7%
$7,000,000	(5)(6)Old Kent Capital Trust I, 6.849%, 5/1/00	$6,840,841
10,000,000	(5)(6)Skandinaviska Enskilda, Sub. Note, Series 6.50%, 6/4/2003	9,389,890

	Total	16,230,731
	Broker/Dealers — 3.0%
8,000,000	(5)Bear Stearns Cos., Inc., 7.00%, 1/15/2002	7,906,080
5,000,000	Lehman Brothers, Inc., Sr. Sub. Note, 7.50%, 8/1/2026	4,949,950
5,000,000	PaineWebber Group, Inc., Note, 6.45%, 12/1/2003	4,776,500

	Total	17,632,530
	Communication — 1.2%
7,000,000	WorldCom, Inc., Sr. Note, 6.125%, 8/15/2001	6,910,820
	Computer Services — 0.8%
5,000,000	Edison International, Note, 6.875%, 9/15/2004	4,879,750
	Consumer Cyclicals — 3.8%
7,500,000	(1)DaimlerChrysler AG, Company Guarantee, 6.90%, 9/1/2004	7,317,750
5,000,000	Dayton-Hudson Corp., Unsecd. Note, 6.40%, 2/15/2003	4,877,900
10,000,000	Dayton-Hudson Corp., Unsecd. Note, 9.75%, 7/1/2002	10,526,800

	Total	22,722,450
	Finance — 11.5%
10,000,000	Aristar, Inc., Note, 6.30%, 10/1/2002	9,735,700
12,000,000	(5)(6)Credit Suisse, London, Sub. Note, 7.90%, 5/29/2049	11,377,104
4,000,000	FINOVA Capital Corp., Note, 6.25%, 11/1/2002	3,878,920
3,000,000	FINOVA Capital Corp., Note, 7.25%, 11/8/2004	2,940,660
10,400,000	(1)Ford Motor Credit Co., Bond, 6.70%, 7/16/2004	10,056,488
2,000,000	(1)Ford Motor Credit Co., Note, 7.375%, 10/28/2009	1,940,280
8,165,000	General Motors Acceptance Corp., Unsecd. Note, 7.00%, 6/6/2003	8,056,569
4,000,000	Household Netherlands BV, Company Guarantee, 6.20%, 12/1/2003	3,799,200
5,000,000	(5)MBNA Global Capital Securities, Jr. Sub. Deb., 6.849%, 2/1/2027	4,410,550
12,000,000	Sears Roebuck Acceptance Corp., Note, Series III, 7.01%, 9/19/2002	11,838,240

	Total	68,033,711
	Industrial — Defense — 1.0%
6,000,000	Lockheed Martin Corp., 7.95%, 12/1/2005	5,875,260

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Industrial Services — 7.7%
$10,000,000	IMC Global, Inc., Deb., 6.875%, 7/15/2007	$9,271,700
9,800,000	(6)Marlin Water Trust, Sr. Note, 7.09%, 12/15/2001	9,639,495
6,600,000	NRG Energy, Inc., Sr. Note, 7.50%, 6/1/2009	6,312,570
10,000,000	Tyco International Group, Company Guarantee, 5.875%, 11/1/2004	9,219,500
5,000,000	(1)Waste Management, Inc., Note, 6.625%, 7/15/2002	4,737,000
7,000,000	(5)WMX Technologies, Inc., Unsecd. Note, 7.70%, 10/1/2002	6,767,390

	Total	45,947,655
	Insurance — 3.0%
5,000,000	(1)Conseco, Inc., Note, 6.80%, 6/15/2005	4,593,300
10,000,000	(6)Florida Windstorm, Bond, 6.50%, 8/25/2002	9,689,600
4,000,000	(5)HSB Group, Inc., Company Guarantee, 6.95%, 7/15/2027	3,656,520

	Total	17,939,420
	Transportation — 2.3%
5,000,000	(6)American Trans Air, Series 8.039%, 1/15/2016	4,991,200
4,585,333	Continental Airlines, Inc., Pass Thru Cert., 6.541%, 9/15/2008	4,278,070
4,000,000	Delta Air Lines, Inc., Equip. Trust, Series 1993-A2, 10.50%, 4/30/2016	4,578,880

	Total	13,848,150
	Utility — 0.7%
4,000,000	(6)Potomac Capital Investment Corp., MTN, 7.55%, 11/19/2001	3,970,360
	Utilities-Electric — 2.7%
4,000,000	Korea Electric Power Corp., Deb., 6.00%, 12/1/2026	3,871,520
5,000,000	(1)Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	5,007,700
7,500,000	TXU Eastern Funding Co., Company Guarantee, 6.75%, 5/15/2009	6,906,450

	Total	15,785,670
	Utilities-Natural Gas — 1.2%
7,000,000	(5)TXU Gas Capital, 7.354% 7/1/2028	6,814,010
	Utilities-Telephone — 2.5%
10,000,000	(1)BellSouth Capital Funding Corp., Note, 7.75%, 2/15/2010	10,058,400
5,000,000	(6)Vodafone AirTouch PLC, Note, 7.625%, 2/15/2005	5,012,450

	Total	15,070,850

	Total Corporate Bonds (identified cost $272,441,167)	261,661,367

(See Notes which are an integral part of the Financial Statements)

February 29, 2000 (unaudited)
Portfolio of Investments

Intermediate Bond Fund (continued)

Principal Amount	Description	Value

	Corporate Notes — 6.4%
	Broker/Dealers — 3.6%
$12,000,000	Bear Stearns Cos., Inc., Sr. Note, 6.75%, 5/1/2001	$11,934,120
10,000,000	Lehman Brothers Holdings, Inc., Note, 6.625%, 4/1/2004	9,587,600

	Total	21,521,720
	Tobacco — 1.7%
10,000,000	Philip Morris Cos., Inc., Note, 7.25%, 9/15/2001	9,888,200
	Transportation — 1.1%
7,000,000	AMERCO, Sr. Note, 7.20%, 4/1/2002	6,816,880

	Total Corporate Notes (identified cost $38,987,280)	38,226,800
	Government Agencies — 1.8%
	Federal Home Loan Bank — 1.8%
5,000,000	5.43%, 11/17/2008	4,367,250
6,500,000	5.58%, 8/17/2001	6,406,725

	Total Government Agencies (identified cost $11,565,695)	10,773,975
	Mortgage Backed Securities — 0.8%
	Federal Home Loan Mortgage Corporation — 0.0%
81,427	8.75%, 4/1/2001	81,939
	Federal National Mortgage Association — 0.8%
4,846,372	7.635%, 8/1/2011	4,819,111

	Total Mortgage Backed Securities (identified cost $5,307,615)	4,901,050
	U.S. Treasury Notes — 18.6%
4,265,000	(1)5.625%, 5/15/2008	3,996,561
5,000,000	(1)6.00%, 8/15/2004	4,882,550
17,000,000	(1)6.00%, 8/15/2009	16,358,590
15,000,000	(1)6.375%, 8/15/2002	14,937,300
10,000,000	(1)6.50%, 5/15/2005	9,932,000
20,000,000	(1)6.50%, 10/15/2006	19,791,400
10,000,000	(1)6.50%, 2/15/2010	10,062,500
10,000,000	(1)6.625%, 5/15/2007	9,965,900
10,000,000	(1)7.50%, 2/15/2005	10,344,200
10,000,000	(1)7.875%, 8/15/2001	10,191,500

	Total U.S. Treasury Notes (identified cost $111,774,474)	110,462,501

	Total Investments in Securities (identified cost $560,636,000)	543,085,910
	(2)Repurchase Agreement — 7.8%
46,592,394	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	46,592,394

	Total Investments (identified cost $607,258,394)	$589,678,304

Money Market Fund

Principal Amount	Description	Value

	Certificate Of Deposit—0.8%
	Banking — 0.8%
$15,000,000	Commerzbank AG, NY, 5.295%, 5/19/2000	$14,998,283
	(7)Commercial Paper — 16.7%
	Aerospace & Related — 2.5%
48,000,000	General Dynamics Corp., 5.900% - 5.970%, 3/24/2000 - 3/31/2000	47,792,201
	Asset-Backed — 4.9%
30,000,000	Thames Asset Global, 5.890%, 4/6/2000	29,823,300
63,357,000	Thunder Bay Funding, Inc., 5.920% - 5.950%, 3/3/2000 - 4/10/2000	63,127,306

	Total	92,950,606
	Banking — 5.1%
$22,500,000	Spintab-Swedmortgage AB, 5.910%, 4/13/2000	$22,341,169
75,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 5.830%, 3/1/2000	75,000,000

	Total	97,341,169
	Broker/Dealers — 2.6%
50,000,000	Credit Suisse First Boston, 5.950%, 6/7/2000	49,190,139
	Financial Services — 1.6%
30,000,000	General Electric Capital Services, 5.970%, 3/9/2000	29,960,200

	Total Commercial Paper	317,234,315
	Corporate Bonds — 9.4%
	Asset-Backed — 3.4%
10,000,000	Asset Backed Capital Financial Corp., Class A, 5.900%, 8/8/2000	10,000,000
20,000,000	Beta Finance, Inc., 6.630%, 1/23/2001	20,000,000
10,000,000	CC (USA), Inc., 5.670%, 6/21/2000	10,000,000
25,000,000	Centaur Corp., 5.330%, 3/6/2000	25,000,000

	Total	65,000,000
	Automotive — 0.9%
17,000,000	Ford Capital BV, 9.500%, 8/9/2000	17,237,802
	Personal Credit — 0.8%
15,000,000	Ford Motor Credit Co., 7.020%, 10/10/2000	15,078,287
	Short-Term Business Credit — 0.7%
12,500,000	CIT Group, Inc., 5.800%, 7/20/2000	12,487,735
	Telecommunications — 3.6%
60,000,000	GTE Corp., 6.140%, 12/11/2000	59,963,526
7,825,000	SBC Communications, Inc., 6.500%, 8/15/2000	7,838,354

	Total	67,801,880

	Total Corporate Bonds	177,605,704

(See Notes which are an integral part of the Financial Statements)

n Marshall Funds

Money Market Fund (continued)

Principal Amount	Description	Value

	Variable-Rate Notes — 52.8%
	Asset-Backed — 1.6%
$30,000,000	Syndicated Loan Funding Trust, 6.025%, 3/15/2000	$30,000,000
	Banking — 10.3%
25,000,000	Allfirst Bank, 6.030%, 4/26/2000	24,990,616
50,000,000	Bank One Corp., 6.110%, 5/18/2000	49,996,782
30,000,000	First Union National Bank, 6.160%, 5/17/2000	30,000,000
75,000,000	SMM Trust, Series 1999A-1, 6.150%, 3/13/2000	75,000,000
15,000,000	Union Bank of California, 6.120%, 4/16/2000	15,000,824

	Total	194,988,222
	Broker/Dealers — 8.3%
75,000,000	Goldman Sachs Group, Inc., 6.120%, 9/11/2000	75,000,000
35,000,000	J.P. Morgan & Co., Inc., 5.866%, 3/1/2000	35,000,000
25,000,000	Merrill Lynch & Co., Inc., 6.054%, 4/3/2000	25,000,593
22,000,000	Morgan Stanley Dean Witter & Co., 6.496%, 3/15/2000	22,009,127

	Total	157,009,720
	Diversified Manufacturing — 0.3%
5,000,000	Danaher Corp., 5.905%, 3/1/2000	5,000,000
	Financial Services — 2.9%
55,514,855	Conseco Finance Trust, (Series 1999-B) Class A, 6.045%, 3/10/2000	55,514,855
	Foreign Banks — 4.0%
75,000,000	(6)Northern Rock PLC, 6.111%, 3/14/2000	75,000,000
	Insurance — 13.4%
40,000,000	American General Corp., 6.090%, 5/18/2000	40,000,000
40,000,000	Commonwealth Life Insurance, 6.190%, 3/1/2000	40,000,000

Principal Amount	Description	Value

	Variable-Rate Notes (continued)
	Insurance (continued)
$10,000,000	Diversified Financial Products, 6.210%, 4/1/2000	$10,000,000
40,000,000	Jackson National Life Insurance Co., 6.060%, 5/1/2000	40,000,000
50,000,000	Metropolitan Life Insurance Co., 6.100%, 3/1/2000	50,000,000
25,000,000	Monumental Life Insurance Co., 6.074%, 3/6/2000	25,000,000
50,000,000	Travelers Insurance Co., 6.041%, 4/1/2000	50,000,000

	Total	255,000,000
	Mortgage Banking — 1.3%
25,000,000	(6)Homeside Lending, Inc., 6.290%, 5/16/2000	25,010,371
	Personal Credit — 6.8%
75,000,000	American Honda Finance Corp., 6.028%, 4/24/2000	74,993,424
25,000,000	Ford Motor Credit Corp., 6.058%, 5/18/2000	24,990,592
30,200,000	Toyota Motor Credit Corp., 6.124% - 6.125%, 3/7/2000 - 6/17/2000	30,189,490

	Total	130,173,506
	Short-Term Business Credit — 3.9%
74,000,000	Heller Financial, Inc., 6.151%, 5/17/2000	74,000,000

	Total Variable-Rate Notes	1,001,696,674

	Total Investments in Securities	1,511,534,976
	(2)Repurchase Agreement — 20.1%
380,748,209	Lehman Brothers, Inc., 5.680%, dated 2/29/2000, due 3/1/2000	380,748,209

	Total Investments (at amortized cost)	$1,892,283,185

(See Notes which are an integral part of the Financial Statements)

Notes to Portfolios of Investments

The categories of investments are shown as a percentage of net assets at February 29, 2000.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(2)	The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on current market prices.

(3)	Non-income producing.

(4)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(5)	Current rate and next demand date shown.

(6)
Securities exempt from registration under the Securities Act of 1933, as amended and may only be sold to dealers and other exempt investors. These securities have been determined to be liquid according to guidelines established by the Funds’ board of directors.

(7)	Each issue shows the rate of discount at the time of purchase.

The following acronyms are used throughout this report:

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
LOC—Letter of Credit
MTN—Medium Term Note

Marshall	Cost of Investments for Federal Tax Purposes		Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
Equity Income Fund	$387,328,070		$17,889,533	$53,697,570	35,808,037	$406,907,564
Large-Cap Growth & Income Fund	299,186,911		143,606,304	158,547,582	14,941,278	438,096,501
Mid-Cap Value Fund	95,180,937		738,502	11,345,576	10,607,074	99,340,107
Mid-Cap Growth Fund	285,132,718		237,790,353	243,099,407	5,309,054	519,093,003
Small-Cap Growth Fund	93,488,339		78,665,553	82,555,365	3,889,812	172,222,160
International Stock Fund	324,597,326		146,637,860	151,149,236	4,511,376	478,181,384
Government Income Fund	344,194,696		(6,068,430)	178,057	6,246,487	330,730,185
Intermediate Bond Fund	607,258,394		(17,580,090)	397,135	17,977,225	593,748,565
Money Market Fund	1,892,283,185	*	—	—	—	1,896,544,234

 * at amortized cost
(See Notes which are an integral part of the Financial Statements)

February 29, 2000 (unaudited)
Statements of Assets and Liabilities

	Equity Income Fund	Large-Cap Growth & Income Fund		Mid-Cap Value Fund

Assets:
Investments in securities, at value	$397,910,386	$430,661,473		$83,938,180
Investments in repurchase agreements	7,307,217	12,131,742		11,981,259
Short-term investments held as collateral for securities lending	20,460,852	50,574,358		7,229,400
Cash	—	—		—
Cash denominated in foreign currencies (identified cost, $2,730,381)	—	—		—
Income receivable	1,474,205	409,007		77,617
Receivable for investments sold	3,261,531	—		3,504,704
Net receivable for foreign currency exchange contracts	—	—		—
Receivable for daily variation margin	—	—		54,675
Deferred organizational costs	—	—		—

Total assets	430,414,191	493,776,580		106,785,835
Liabilities:
Payable to Bank	82,098	44,069		941
Payable for shares redeemed	—	—		—
Income distribution payable	—	—		—
Payable for investments purchased	2,522,100	4,595,990		132,990
Payable for securities lending	20,460,852	50,574,358		7,229,400
Accrued expenses	441,577	465,662		82,397

Total liabilities	23,506,627	55,680,079		7,445,728

Total Net Assets	$406,907,564	$438,096,501		$99,340,107

Net Assets Consist of:
Paid-in-capital	385,087,899	273,878,275		95,624,601
Net unrealized appreciation (depreciation) on investments, collateral, futures contracts and foreign currency translation	17,889,533	143,606,304		800,261
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	4,057,995	20,326,469		2,932,311
Undistributed net investment income/(net operating loss)	(127,863)	285,453		(17,066)

Total Net Assets	$406,907,564	$438,096,501		$99,340,107

Net Asset Value, Offering Price, and Redemption Proceeds Per Share
Class Y Shares:
Net Asset Value and Redemption Proceeds Per Share	$12.69	$17.10		$8.89
Offering Price Per Share	$12.69	$17.10		$8.89
Class A Shares:
Net Asset Value and Redemption Proceeds Per Share	$12.69	$17.10		$8.89
Offering Price Per Share	$13.46 *	$18.14	*	$9.43 *
Class I Shares:
Net Asset Value and Redemption Proceeds Per Share	—	—		—
Offering Price Per Share	—	—		—
Net Assets:
Class Y Shares:	$405,554,576	$436,222,764		$98,693,131
Class A Shares:	1,352,988	1,873,737		646,976
Class I Shares:	—	—		—

Total Net Assets	$406,907,564	$438,096,501		$99,340,107

Shares Outstanding:
Class Y Shares	31,963,248	25,517,362		11,104,085
Class A Shares	106,632	109,607		72,788
Class I Shares	—	—		—

Total shares outstanding ($0.0001 par value)	32,069,880	25,626,969		11,176,873

Investments, at identified cost	$387,328,070	$299,186,911		$95,180,937

Investments, at tax cost	$387,328,070	$299,186,911		$95,180,937

 * Computation of offering price per share 100/94.25 of net asset value.
** Computation of offering price per share 100/95.25 of net asset value.
(See Notes which are an integral part of the Financial Statements)

n  Marshall Funds

Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Money Market Fund

$493,967,901	$166,554,917	$471,235,186	$325,780,640	$543,085,910	$1,511,534,976
28,955,170	5,598,975	—	12,345,626	46,592,394	380,748,209
94,616,900	—	—	57,937,500	144,818,479	—
—	—	356	—	—	—
—	—	2,695,094	—	—	—
54,661	17,583	491,660	2,772,620	7,479,320	14,369,925
2,400,078	—	9,822,073	17,644,544	—	—
—	—	119,888	—	—	—
715,000	286,002	—	—	—	—
—	11,272	—	—	—	—

620,709,710	172,468,749	484,364,257	416,480,930	741,976,103	1,906,653,110

32,821	16,627	—	—	85,421	1,050,888
—	—	36,318	—	—	—
—	—	—	1,711,322	2,956,742	8,323,979
6,461,565	19,200	5,570,891	25,874,871	—	—
94,616,900	—	—	57,937,500	144,818,479	—
505,421	210,762	575,664	227,052	366,896	734,009

101,616,707	246,589	6,182,873	85,750,745	148,227,538	10,108,876

$519,093,003	$172,222,160	$478,181,384	$330,730,185	$593,748,565	$1,896,544,234

231,924,018	90,502,376	311,188,430	349,578,786	639,239,512	1,896,544,234

241,843,422	80,490,901	146,523,886	(6,068,430)	(17,580,090)	—

46,683,788	1,904,905	25,640,865	(12,780,171)	(27,910,857)	—
(1,358,225)	(676,022)	(5,171,797)	—	—	—

$519,093,003	$172,222,160	$478,181,384	$330,730,185	$593,748,565	$1,896,544,234

$28.03	$21.49	$18.69	$9.04	$9.08	$1.00
$28.03	$21.49	$18.69	$9.04	$9.08	$1.00

$28.03	$21.49	$18.69	$9.04	$9.08	$1.00
$29.74 *	$22.80 *	$19.83 *	$9.49 **	$9.53 **	$1.00

—	—	$18.69	—	—
—	—	$18.69	—	—

$517,701,842	$170,880,355	$378,097,040	$329,725,673	$592,172,949	$1,736,011,788
1,391,161	1,341,805	1,266,842	1,004,512	1,575,616	160,532,446
—	—	98,817,502	—	—	—

$519,093,003	$172,222,160	$478,181,384	$330,730,185	$593,748,565	$1,896,544,234

18,468,229	7,952,127	20,226,035	36,455,615	65,190,259	1,736,011,788
49,630	62,443	67,794	111,066	173,454	160,532,446
—	—	5,286,195	—	—	—

18,517,859	8,014,570	25,580,024	36,566,681	65,363,713	1,896,544,234

$285,132,718	$ 93,488,339	$324,597,326	$344,194,696	$607,258,394	$1,892,283,185

$285,132,718	$ 93,488,339	$324,597,326	$344,194,696	$607,258,394	$1,892,283,185

Six Months Ended February 29, 2000 (unaudited)
Statements of Operations

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund

Investment Income:
Interest income	$ 600,031	$ 967,751	$ 239,341
Dividend income	6,226,965	2,137,583	802,998

Total income	6,826,996	3,105,334	1,042,339
Expenses:
Investment adviser fee	1,860,493	1,621,902	438,990
Directors’ fees	3,980	4,229	4,229
Administrative fees	209,995	190,304	51,308
Custodian fees	37,238	34,057	11,706
Portfolio accounting fees	52,041	47,289	26,971
Transfer and dividend disbursing agent fees	62,160	80,531	57,385
Shareholder services fees—
Class Y Shares	618,662	538,794	145,627
Class A Shares	1,503	1,840	703
Registration fees	9,603	14,015	7,087
Auditing fees	6,374	6,374	6,374
Legal fees	2,686	1,990	1,597
Printing and postage	6,219	5,971	9,249
Insurance premiums	1,891	1,144	747
Distribution services fees—
Class A Shares	1,503	1,840	703
Miscellaneous	16,214	14,662	3,744

Total expenses	2,890,562	2,564,942	766,420
Deduct-
Waiver of investment adviser fee	—	—	—
Waiver of shareholder services fees—
Class Y Shares	—	—	—
Class A Shares	(1,503)	(1,840)	(703)

Total Waivers	(1,503)	(1,840)	(703)
Net expenses	2,889,059	2,563,102	765,717

Net investment income (net operating loss)	3,937,937	542,232	276,622
Realized and Unrealized Gain (Loss) on Investments, Collateral, Foreign Currency and Futures Contracts:
Net realized gain (loss) on investment transactions (identified cost basis)	4,861,356	19,411,782	3,165,378
Net realized gain (loss) on futures contracts (identified cost basis)	(804,342)	937,215	162,840
Net realized loss on foreign currency contracts	—	—	—
Net change in unrealized appreciation (depreciation) on investments, collateral, futures contracts and foreign currency translation	(90,012,050)	(6,476,501)	(15,648,314)

Net realized and unrealized gain (loss) on investments, collateral, foreign currency and futures contracts	(85,955,036)	13,872,496	(12,320,096)

Change in net assets resulting from operations	$(82,017,099)	$14,414,728	$(12,043,474)

(1)	Net of Foreign taxes withheld of $138,484.
(See Notes which are an integral part of the Financial Statements)

n  Marshall Funds

Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Money Market Fund

$ 668,881	$ 312,449	$ 395,820	$11,448,431	$20,558,485	$52,864,731
221,114	48,200	733,730 (1)	—	—	—

889,995	360,649	1,129,550	11,448,431	20,558,485	52,864,731

1,402,620	634,601	1,784,787	1,198,956	1,790,909	4,513,359
3,980	3,980	2,713	3,957	3,981	4,229
173,148	89,119	170,381	135,292	250,314	744,065
31,133	12,692	101,940	28,418	42,280	102,699
43,631	27,315	52,250	42,692	52,848	84,764
79,056	77,406	112,020	47,155	35,903	160,283

466,633	157,724	371,600	398,599	744,529	166,920
909	926	985	1,052	1,683	13,614
16,966	10,417	15,262	9,889	11,999	30,205
6,374	6,374	8,234	6,374	6,374	6,872
2,239	1,990	3,978	2,487	2,487	3,333
6,468	6,717	8,117	6,468	6,717	6,817
896	995	994	1,244	1,990	81,115

909	926	985	1,052	1,683	204,213
14,167	6,415	7,589	7,601	18,232	10,150

2,249,129	1,037,597	2,641,835	1,891,236	2,971,929	6,132,638

—	—	(34,809)	(159,861)	(179,091)	(2,256,679)

—	—	—	(366,712)	(684,967)	—
(909)	(926)	(985)	(1,052)	(1,683)	—

(909)	(926)	(35,794)	(527,625)	(865,741)	(2,256,679)
2,248,220	1,036,671	2,606,041	1,363,611	2,106,188	3,875,959

(1,358,225)	(676,022)	(1,476,491)	10,084,820	18,452,297	48,988,772

44,655,896	2,939,293	30,434,397	(5,632,691)	(3,186,173)	—
3,310,209	593,838	—	—	—	—
—	—	(1,907,764)	—	—	—
174,978,138	75,454,526	116,162,941	(327,886)	(2,853,982)	—

222,944,243	78,987,657	144,689,574	(5,960,577)	(6,040,155)	—

$221,586,018	$78,311,635	$143,213,083	$ 4,124,243	$12,412,142	$48,988,772

Statements of Changes in Net Assets

	Equity Income Fund		Large-Cap Growth & Income Fund

	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999

Increase (Decrease) in Net Assets
Operations—
Net investment income (net operating loss)	$ 3,937,937	$ 9,248,983	$ 542,232	$ 1,179,785
Net realized gain (loss) on investment transactions	4,861,356	43,055,381	19,411,782	21,925,688
Net realized gain (loss) on futures contracts	(804,342)	—	937,215	3,576,508
Net realized loss on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments, collateral, futures contracts and foreign currency translation	(90,012,050)	72,705,877	(6,476,501)	81,285,328

Change in net assets resulting from operations	(82,017,099)	125,010,241	14,414,728	107,967,309

Distributions to Shareholders—
Dividends to shareholders from net investment income
Class Y Shares	(4,315,987)	(9,616,451)	(454,676)	(1,225,905)
Class A Shares	(9,984)	(1,539)	(1,291)	(125)
Class I Shares	—	—	—	—
Distributions to shareholders from net realized gain on investments
Class Y Shares	(42,936,447)	(33,129,352)	(23,537,005)	(16,057,392)
Class A Shares	(111,257)	—	(83,328)	—
Class I Shares	—	—	—	—

Change in net assets from distributions to shareholders	(47,373,675)	(42,747,342)	(24,076,300)	(17,283,422)

Capital Stock Transactions—
Proceeds from sale of shares	27,595,299	62,127,664	36,738,688	68,746,185
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	9,150,163	—
Net asset value of shares issued to shareholders in payment of distributions declared	44,207,775	36,072,765	23,275,895	16,617,460
Cost of shares redeemed	(73,554,964)	(101,277,886)	(29,349,402)	(42,926,207)

Change in net assets from capital stock transactions	(1,751,890)	(3,077,457)	39,815,344	42,437,438

Change in net assets	(131,142,664)	79,185,442	30,153,772	133,121,325
Net Assets:
Beginning of period	538,050,228	458,864,786	407,942,729	274,821,404

End of period	$406,907,564	$538,050,228	$438,096,501	$407,942,729

Undistributed net investment income included in net assets at end of period	$ (127,863)	$ 260,171	$ 285,453	$ 199,188

(See Notes which are an integral part of the Financial Statements)

n  Marshall Funds

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund		Government Income Fund

Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999

$ 276,622	$ 1,260,293	$ (1,358,225)	$ (1,872,909)	$ (676,022)	$ (894,516)	$ (1,476,491)	$ 1,470,281	$ 10,084,820	$ 17,052,816
3,165,378	14,240,749	44,655,896	27,484,765	2,939,293	1,267,142	30,434,397	27,402,838	(5,632,691)	(5,532,998)
162,840	—	3,310,209	2,139,745	593,838	1,241,740	—	—	—	—
—	—	—	—	—	—	(1,907,764)	(1,420,206)	—	—

(15,648,314)	11,987,900	174,978,138	73,510,212	75,454,526	20,790,088	116,162,941	21,406,193	(327,886)	(10,156,936)

(12,043,474)	27,488,942	221,586,018	101,261,813	78,311,635	22,404,454	143,213,083	48,859,106	4,124,243	1,362,882

(462,773)	(1,460,404)	—	—	—	—	(2,736,198)	(4,598,552)	(9,931,931)	(17,129,836)
(2,133)	(311)	—	—	—	—	(8,345)	—	(26,092)	(4,991)
—	—	—	—	—	—	(821,256)	—	—	—

(14,371,587)	(11,609,645)	(28,643,051)	(12,958,800)	(3,312,795)	(187,364)	(22,691,202)	—	—	—
(74,697)	—	(59,592)	—	(19,849)	—	(67,976)	—	—	—
—	—	—	—	—	—	(6,273,934)	—	—	—

(14,911,190)	(13,070,360)	(28,702,643)	(12,958,800)	(3,332,644)	(187,364)	(32,598,911)	(4,598,552)	(9,958,023)	(17,134,827)

10,968,034	16,163,437	95,146,965	91,239,828	42,324,225	48,531,026	401,384,976	220,340,936	122,460,634	101,047,566

—	—	—	—	—	—	—	—	—	—

14,460,692	12,077,431	28,303,949	12,799,676	3,289,762	185,274	30,622,693	2,562,588	5,013,237	10,213,574
(28,064,852)	(48,348,363)	(94,768,643)	(82,203,575)	(51,756,486)	(47,405,727)	(335,184,183)	(221,668,862)	(108,947,767)	(57,763,948)

(2,636,126)	(20,107,495)	28,682,271	21,835,929	(6,142,499)	1,310,573	96,823,486	1,234,662	18,526,104	53,497,192

(29,590,790)	(5,688,913)	221,565,646	110,138,942	68,836,492	23,527,663	207,437,658	45,495,216	12,692,324	37,725,247

128,930,897	134,619,810	297,527,357	187,388,415	103,385,668	79,858,005	270,743,726	225,248,510	318,037,861	280,312,614

$ 99,340,107	$128,930,897	$519,093,003	$297,527,357	$172,222,160	$103,385,668	$478,181,384	$270,743,726	$330,730,185	$318,037,861

$ (17,066)	$ 171,218	$ (1,358,225)	—	$ (676,022)	—	$ (5,171,797)	$ (129,507)	—	$ (126,797)

Statements of Changes in Net Assets

	Intermediate Bond Fund		Money Market Fund

	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999

Increase (Decrease) in Net Assets
Operations—
Net investment income (net operating loss)	$ 18,452,297	$ 34,735,372	48,988,772	$ 85,982,103
Net realized gain (loss) on investment transactions	(3,186,173)	(2,982,509)	—	—
Net change in unrealized appreciation (depreciation) of investments, collateral, futures contracts and foreign currency translation	(2,853,982)	(24,215,629)	—	—

Change in net assets resulting from operations	12,412,142	7,537,234	48,988,772	85,982,103

Distributions to Shareholders—
Dividends to shareholders from net investment income:
Class Y Shares	(18,226,099)	(34,884,036)	(45,446,834)	(80,923,709)
Class A Shares	(39,736)	(10,464)	(3,541,938)	(5,058,394)
Distributions from shareholders from net realized gain on investments
Class Y Shares	—	—	—	—

Change in net assets from distributions to shareholders	(18,265,835)	(34,894,500)	(48,988,772)	(85,982,103)

Capital Stock Transactions—
Proceeds from sale of shares	41,642,677	109,483,038	3,082,429,571	6,113,374,930
Net asset value of shares issued to shareholders in payment of dividends declared	6,448,917	13,956,200	11,752,339	24,005,312
Cost of shares redeemed	(48,412,478)	(85,827,857)	(2,979,729,883)	(6,049,229,780)

Change in net assets from capital stock transactions	(320,884)	37,611,381	114,452,027	88,150,462

Change in net assets	(6,174,577)	10,254,115	114,452,027	88,150,462
Net Assets:
Beginning of period	599,923,142	589,669,027	1,782,092,207	1,693,941,745

End of period	$593,748,565	$599,923,142	$1,896,544,234	$1,782,092,207

Undistributed net investment income included in net assets at end of period	—	$ (186,462)	—	—

(See Notes which are an integral part of the Financial Statements)

(For a share outstanding throughout each period)

Financial Highlights—Marshall Funds—Class A Shares

										Ratios to Average Net Assets
Period Ended August 31,	Net asset value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain/(loss) on investments, collateral, futures contracts, and foreign currency	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investment transactions, futures contracts, and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(2)	Expenses		Net investment income (net operating loss)		Expense waiver(4)		Net assets, end of period (000 omitted)	Portfolio turnover rate

Equity Income Fund
1999(1)	$15.88	0.16	0.81	0.97	(0.14)	—	(0.14)	$16.71	6.13%	1.17	%(3)	1.68	%(3)	0.25	%(3)	$ 755	72%
2000(5)	$16.71	0.12	(2.65)	(2.53)	(0.13)	(1.36)	(1.49)	$12.69	(16.21%)	1.16	%(3)	1.59	%(3)	0.25	%(3)	$ 1,353	38%
Large-Cap Growth & Income Fund
1999(1)	$16.34	0.02	1.14	1.16	(0.02)	—	(0.02)	$17.48	7.08%	1.20	%(3)	0.15	%(3)	0.25	%(3)	$ 912	32%
2000(5)	$17.48	0.02	0.61	0.63	(0.02)	(0.99)	(1.01)	$17.10	3.49%	1.19	%(3)	0.22	%(3)	0.25	%(3)	$ 1,874	34%
Mid-Cap Value Fund
1999(1)	$10.77	0.05	0.62	0.67	(0.04)	—	(0.04)	$11.40	6.22%	1.26	%(3)	0.71	%(3)	0.25	%(3)	$ 356	90%
2000(5)	$11.40	0.02	(1.11)	(1.09)	(0.04)	(1.38)	(1.42)	$ 8.89	(10.58%)	1.31	%(3)	0.47	%(3)	0.25	%(3)	$ 647	53%
Mid-Cap Growth Fund
1999(1)	$15.13	(0.02)	2.17	2.15	—	—	—	$17.28	14.21%	1.21	%(3)	(0.74	%)(3)	0.25	%(3)	$ 278	173%
2000(5)	$17.28	(0.07)	12.51	12.44	—	(1.69)	(1.69)	$28.03	75.67%	1.20	%(3)	(0.72	%)(3)	0.25	%(3)	$ 1,391	60%
Small-Cap Growth Fund
1999(1)	$12.73	(0.02)	(0.33)	(0.35)	—	—	—	$12.38	(2.75%)	1.59	%(3)	(1.03	%)(3)	0.25	%(3)	$ 394	219%
2000(5)	$12.38	(0.08)	9.60	9.52	—	(0.41)	(0.41)	$21.49	78.29%	1.63	%(3)	(1.07	%)(3)	0.25	%(3)	$ 1,342	57%
International Stock Fund
1999(1)	$12.69	0.00	1.14	1.14	—	—	—	$13.83	8.98%	1.50	%(3)	0.13	%(3)	0.27	%(3)	$ 429	182%
2000(5)	$13.83	(0.01)	6.40	6.39	(0.17)	(1.36)	(1.53)	$18.69	46.62%	1.50	%(3)	(0.90	%)(3)	0.27	%(3)	$ 1,267	94%
Government Income Fund
1999(1)	$ 9.61	0.34	(0.39)	(0.05)	(0.34)	—	(0.34)	$ 9.22	(0.56%)	1.09	%(3)	5.55	%(3)	0.36	%(3)	$ 754	232%
2000(5)	$ 9.22	0.28	(0.18)	0.10	(0.28)	—	(0.28)	$ 9.04	1.05%	1.08	%(3)	6.08	%(3)	0.35	%(3)	$ 1,005	113%
Intermediate Bond Fund
1999(1)	$ 9.53	0.35	(0.36)	(0.01)	(0.35)	—	(0.35)	$ 9.17	(0.09%)	0.94	%(3)	5.79	%(3)	0.31	%(3)	$ 953	181%
2000(5)	$ 9.17	0.27	(0.09)	0.18	(0.27)	—	(0.27)	$ 9.08	1.96%	0.94	%(3)	5.99	%(3)	0.31	%(3)	$ 1,576	126%
Money Market Fund
1995	$ 1.00	0.05	—	0.05	(0.05)	—	(0.05)	$ 1.00	5.25%	0.71%		5.21%		0.26%		$ 30,331	—
1996	$ 1.00	0.05	—	0.05	(0.05)	—	(0.05)	$ 1.00	5.07%	0.71%		4.92%		0.26%		$ 84,711	—
1997	$ 1.00	0.05	—	0.05	(0.05)	—	(0.05)	$ 1.00	5.04%	0.71%		4.93%		0.26%		$ 89,485	—
1998	$ 1.00	0.05	—	0.05	(0.05)	—	(0.05)	$ 1.00	5.19%	0.71%		5.12%		0.25%		$105,125	—
1999	$ 1.00	0.05	—	0.05	(0.05)	—	(0.05)	$ 1.00	4.67%	0.71%		4.57%		0.25%		$118,352	—
2000(5)	$ 1.00	0.03	—	0.03	(0.03)	—	(0.03)	$ 1.00	2.59%	0.71	%(3)	5.20	%(3)	0.25	%(3)	$160,532	—

(1)	Reflects operations for the period from December 31, 1998 (start of performance) to August 31, 1999.
(2)	Based on net asset value.
(3)	Computed on an annualized basis.
(4)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(5)	Six months ended February 29, 2000 (unaudited).

(See Notes which are an integral part of the Financial Statements)

February 29, 2000 (Unaudited)
Notes to Financial Statements
1.    Organization

        Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of eleven diversified portfolios, nine of which offer Class A Shares (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented below. The financial statements for the remaining funds of the Corporation are presented in a separate semi-annual report.

Portfolio Name	Investment Objective
Marshall Equity Income Fund (“Equity Income Fund”)	Capital appreciation and above-average dividend income.
Marshall Large-Cap Growth & Income Fund (“Large-Cap Growth & Income Fund”)	Capital appreciation and income.
Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	Capital appreciation.
Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	Capital appreciation.
Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	Capital appreciation.
Marshall International Stock Fund (“International Stock Fund”)	Capital appreciation.
Marshall Government Income Fund (“Government Income Fund”)	Current Income.
Marshall Intermediate Bond Fund (“Intermediate Bond Fund”)	Maximize total return consistent with current income.
Marshall Money Market Fund (“Money Market Fund”)	Current income consistent with stability of principal.

        The Funds are offered in two classes of shares: Class Y Shares and Class A Shares. Effective September 1, 1999, International Stock Fund began offering a third class of shares, Class I Shares. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Financial Highlights of Class Y Shares and Class I Shares of the Funds are presented in separate semi-annual reports.

        Effective September 10, 1999, the following Fund’s Class Y Shares received a tax-free transfer of assets from the M&I Bank Common Trust Funds.

	Fund Shares Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation(1)
Large-Cap Growth & Income Fund	514,343	$9,150,163	$6,068,327

(1) Unrealized appreciation is included in the Common Trust Fund net assets received.

2.    Significant Accounting Policies

        The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

        Investment Valuations—Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Money Market Fund’s use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value funds within the Corporation, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

        Repurchase Agreements—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

        The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the “Directors”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

n  Marshall Funds

        Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

        Federal Taxes—It is the Funds’ policy to comply with the provisions of Subchapter M of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

        Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

        At August 31, 1999, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

Fund	Capital Loss Carryforward to Expire in 2003	Capital Loss Carryforward to Expire in 2004	Capital Loss Carryforward to Expire in 2005	Total Capital Loss Carryforward
Government Income Fund	$ —	$ —	$385,369	$ 385,369
Intermediate Bond Fund	15,540,740	6,100,494	—	21,641,234

        When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

        Futures Contracts—Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

        At February 29, 2000, Equity Income Fund and Large-Cap Growth & Income Fund had no outstanding futures contracts.

        At February 29, 2000, the Mid-Cap Value Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
March 2000	9 S&P 500	Long	$61,759

        At February 29, 2000, the Mid-Cap Growth Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
March 2000	50 NASDAQ 100	Long	$4,053,069

        At February 29, 2000, the Small-Cap Growth Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
March 2000	20 NASDAQ 100	Long	$1,825,348

Notes to Financial Statements (continued)

        Foreign Exchange Contracts—International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of February 29, 2000, International Stock Fund had outstanding foreign exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Sold:
03/31/2000	5,413,131 Euro Dollar	$5,353,586	$5,219,880	$133,706
Contracts Purchased:
03/01/2000	2,302,830 Swiss Franc	1,395,655	1,381,837	(13,818)

Net Unrealized Appreciation on Foreign Exchange Contracts				$119,888

        Foreign Currency Translation—The accounting records of International Stock Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

        Dollar Roll Transactions— The Funds, except for Money Market Fund, may enter into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds loan mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve “to be announced” securities and are treated as short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds’ current yield and total return.

        Securities Lending—The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the market value on securities loaned plus interest. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds reimburse the custodian for the costs directly associated with the Funds’ participation in the securities lending program.

        As of February 29, 2000, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Equity Income Fund	$ 20,193,927	$ 20,460,852	$ 20,460,852
Large-Cap Growth & Income Fund	52,104,361	50,574,358	50,574,358
Mid-Cap Value Fund	7,163,819	7,229,400	7,229,400
Mid-Cap Growth Fund	94,179,019	94,616,900	94,616,900
Government Income Fund	56,642,680	57,937,500	57,937,500
Intermediate Bond Fund	140,658,583	144,818,479	144,818,479

n  Marshall Funds

        Individual reinvested cash collateral securities in excess of 5% of Fund’s net assets at February 29, 2000 are as follows:

Repurchase Agreements:
First Boston, 6.01%,3/1/00	Large-Cap Growth & Income Fund	$ 25,000,000
Goldman Sachs, 6.0775%, 3/1/00	Intermediate Bond Fund	100,000,000
Morgan Stanley Dean Witter, 6.0375%, 3/1/00	Mid-Cap Growth Fund	60,000,000
NationsBank, 5.94%, 3/1/00	Government Income Fund	50,000,000
Investment Company:
Provident Institutional Temp Fund	Mid-Cap Value Fund	$ 5,229,400

        Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds’ pricing committee.

         Other—Investment transactions are accounted for on a trade date basis.

3.    Capital Stock

        The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At February 29, 2000, the capital paid-in was as follows:

Fund	Capital Paid-In
Equity Income Fund	$ 385,087,899
Large-Cap Growth & Income Fund	273,878,275
Mid-Cap Value Fund	95,624,601
Mid-Cap Growth Fund	231,924,017
Small-Cap Growth Fund	90,502,376
International Stock Fund	311,188,430
Government Income Fund	349,578,786
Intermediate Bond Fund	639,239,512
Money Market Fund	1,896,544,234

        Transactions in capital stock were as follows:

	Equity Income Fund		Large-Cap Growth & Income Fund		Mid-Cap Value Fund
Class Y Shares	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	1,804,897	3,774,192	2,035,082	4,118,807	1,075,605	1,402,187
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	514,343	—	—	—
Shares issued to shareholders in payment of distributions declared	3,042,220	2,268,227	1,333,913	1,056,636	1,484,141	1,089,157
Shares redeemed	(5,044,608)	(6,266,153)	(1,654,751)	(2,637,363)	(2,735,969)	(4,344,171)

Net change resulting from Class Y Share transactions	(197,491)	(223,734)	2,228,587	2,538,080	(176,223)	(1,852,827)

	Equity Income Fund		Large-Cap Growth & Income Fund		Mid-Cap Value Fund
Class A Shares	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)
Shares sold	57,317	47,914	59,099	52,607	39,244	31,174
Shares issued to shareholders in payment of distributions declared	8,342	89	4,865	7	7,913	27
Shares redeemed	(4,209)	(2,821)	(6,539)	(432)	(5,561)	(9)

Net change resulting from Class A Share transactions	61,450	45,182	57,425	52,182	41,596	31,192

Net change resulting from Fund Share transactions	(136,041)	(178,552)	2,286,012	2,590,262	(134,627)	(1,821,635)

Notes to Financial Statements (continued)

	Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund
Class Y Shares	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	4,243,463	5,935,509	2,554,343	4,158,729	19,974,627	16,904,131
Shares issued to shareholders in payment of distributions declared	1,383,854	950,942	215,985	15,715	1,321,710	201,461
Shares redeemed	(4,363,310)	(5,364,366)	(3,137,939)	(3,987,720)	(20,610,937)	(17,084,034)

Net change resulting from Class Y Share transactions	1,264,007	1,522,085	(367,611)	186,724	685,400	21,558

	Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund
	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)
Class A Shares
Shares sold	31,043	16,470	37,211	31,896	37,793	31,064
Shares issued to shareholders in payment of distributions declared	2,915	—	1,304	—	4,262	—
Shares redeemed	(430)	(368)	(7,882)	(86)	(5,239)	(86)

Net change resulting from Class A Share transactions	33,528	16,102	30,633	31,810	36,816	30,978

Net change resulting from Fund Share transactions	1,297,535	1,538,187	(336,978)	218,534

	International Stock Fund
	Period Ended February 29, 2000(2)	Year Ended August 31, 1999
Class I Shares
Shares sold	5,182,915	—
Shares issued to shareholders in payment of distributions declared	382,886	—
Shares redeemed	(279,606)	—

Net change resulting from Class I Share transactions	5,286,195	—

Net change resulting from Fund Share transactions	6,008,411	52,536

	Government Income Fund		Intermediate Bond Fund
	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Class Y Shares
Shares sold	13,390,847	10,534,385	4,469,508	11,475,295
Shares issued to shareholders in payment of distributions declared	546,174	1,074,105	701,917	1,480,740
Shares redeemed	(11,906,704)	(6,073,360)	(5,274,449)	(9,072,476)

Net change resulting from Class Y Share transactions	2,030,317	5,535,130	(103,024)	3,883,559

n  Marshall Funds

	Government Income Fund		Intermediate Bond Fund
	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)
Class A Shares
Shares sold	43,127	91,212	92,171	105,916
Shares issued to shareholders in payment of distributions declared	1,654	453	3,523	1,116
Shares redeemed	(15,569)	(9,811)	(26,072)	(3,200)

Net change resulting from Class A Share transactions	29,212	81,854	69,622	103,832

Net change resulting from Fund Share transactions	2,059,529	5,616,984	(33,402)	3,987,391

	Money Market Fund
	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Class Y Shares
Shares sold	2,718,516,958	5,558,732,228
Shares issued to shareholders in payment of distributions declared	8,906,205	19,002,349
Shares redeemed	(2,655,151,292)	(5,502,811,648)

Net change resulting from Class Y Share transactions	72,271,871	74,922,929

	Money Market Fund
	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Class A Shares
Shares sold	363,912,613	554,642,702
Shares issued to shareholders in payment of distributions declared	2,846,134	5,002,963
Shares redeemed	(324,578,591)	(546,418,132)

Net change resulting from Class A Share transactions	42,180,156	13,227,533

Net change resulting from Fund Share transactions	114,452,027	88,150,462

(1) For the period from December 31, 1998 (start of performance) to August 31, 1999.

(2) For the period from September 1, 1999 (start of performance) to February 29, 2000.

4.    Investment Adviser Fee and Other Transactions with Affiliates

        Investment Adviser Fee—M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Effective April 1, 2000, the Money Market Fund will change its investment adviser fee to 0.15%.

Fund	Annual Rate
Equity Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Money Market Fund	0.50%

Notes to Financial Statements (continued)

        International Stock Fund’s sub-adviser is BPI Global Asset Management LLP (the “Sub-Adviser”). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of International Stock Fund.

        Administrative Fee—Prior to January 1, 2000, Federated Administrative Services (“FAS”), under the Administrative Services Agreement, provided the Funds with administrative personnel and services. The fee paid to FAS was based on the level of average aggregate daily net assets of the Corporation for the period except for the Small-Cap Growth Fund, which was based on the Fund’s average daily net assets. Effective January 1, 2000, Marshall & Ilsley Trust Company became the Fund’s administrator. The fee paid to M&I Trust Company is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Corporation for the period. Also effective January 1, 2000, Federated Services Company (“FServ”) became the Funds’ sub-administrator. All fees of the sub-administrator will be paid by M&I Trust Company, and not by the Funds.

        Distribution Services Fee—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of shares of the Funds’ Class A Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of Funds’ Class A Shares (except Money Market Fund’s Class A Shares which may accrue up to 0.30%) annually, to compensate FSC.

        Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Funds Investor Services (“MFIS”), each Fund will pay MFIS up to 0.25% of average daily net assets of the Funds’ Class A Shares for the period (except Money Market Fund which will pay approximately 0.02%). The fee paid to MFIS is used to finance certain services for shareholders and to maintain shareholder accounts. MFIS may voluntarily choose to waive any portion of its fee. MFIS can modify or terminate this voluntary waiver at any time at its sole discretion. Effective April 1, 2000, the Money Market Fund will change its shareholder service fee to 0.25%.

        Transfer and Dividend Disbursing Agent Fees and Expenses—FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

        Portfolio Accounting Fees—FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

        Custodian Fees—Marshall & Ilsley Trust Company is the Funds’ custodian. M&I Trust Company receives fees based on the level of each Fund’s average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Funds.

        Organizational Expenses—Organizational expenses were borne initially by FAS. The Funds have reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five-year period following each Fund’s effective date. For the period ended February 29, 2000, the Funds expensed the following organizational expenses:

Fund	Organizational Expenses	Organizational Expenses Paid
Small-Cap Growth Fund	$35,592	$3,736

         General—Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5.    Investment Transactions

        Purchases and sales of investments, excluding short-term securities, for the six-month period ended February 29, 2000, were as follows:

Fund	Purchases	Sales
Equity Income Fund	$178,773,056	$220,536,640
Large-Cap Growth & Income Fund	173,299,907	136,372,922
Mid-Cap Value Fund	57,513,196	84,872,551
Mid-Cap Growth Fund	216,619,787	227,152,638
Small-Cap Growth Fund	67,381,404	76,256,126
International Stock Fund	358,473,428	325,129,473
Government Income Fund	392,027,415	328,712,932
Intermediate Bond Fund	738,383,991	673,369,642

Directors Officers

John M. Blaser John DeVincentis Duane E. Dingmann James Mitchell Barbara J. Pope David W. Schulz	John M. Blaser President Jo A. Dales Vice President Brooke J. Billick Secretary Ann K. Peirick Treasurer Janet D. Olsen Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each
Fund’s objective and policies, management fees, expenses, and other information.

[Graphic Representation Omitted - See Appendix]

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348

1-800-580-FUND (3863) or 414-287-8595
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

Federated Securities Corp., Distributor G01126-02 (4/00)

M&I Investment Management Corp., Investment Adviser

(C)1999 Marshall Funds, Inc.

953-295A

[Graphic Representation Omitted - See Appendix]

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348

1-800-580-FUND (3863) or 414-287-8595
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

Federated Securities Corp., Distributor G01126-02 (4/00)

M&I Investment Management Corp., Investment Adviser

(C)1999 Marshall Funds, Inc.

953-295A

[Graphic Representation Omitted - See Appendix]

The Marshall Funds Family

Semi-Annual Report

Class I Shares

FEBRUARY 29, 2000

  Marshall International Stock Fund

President's Message	1
Commentary	2
Financial Information
Portfolio of Investments	4
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Directors & Officers	14

logo marshall funds

Dear Marshall Funds Shareholder,

In our last report, we spoke to you about the importance of diversification for your portfolio. In recent years, with the extended outperformance of large growth stocks, it’s been easy to put thoughts of diversification aside.

As if on cue, market performance over the past six months has borne out our point. After several quarters in which large domestic growth companies led the markets, favor shifted toward small-and mid-cap growth stocks, as well as international equities. Although we anticipated that such a shift could occur, neither we nor anyone else could predict when, nor to what extent, it would happen. And that’s why diversification is so important. It positions you to benefit from shifts in market favor, while also helping you to manage investment risk by controlling your exposure to individual sectors.

Shifting assets from sector to sector in pursuit of the hottest returns isn’t a plan we advocate. Rather, we are believers in selecting a diversified portfolio of investments consistent with your long-term goals, and evaluating it from time to time to determine if any adjustments are necessary to adapt to changing goals or changing conditions. Whether you manage your investments independently or work with an M&I investment professional, we believe this approach has the power to help you meet financial challenges over time.

What all of our funds share is our commitment to five factors that we believe are essential to solid investment management: Discipline, Experience, Capability, Research, and Efficiency. Together, these qualities allow us to provide you with committed, time-tested investment management at a reasonable cost. As you read through the reports that follow, you’ll have the opportunity to learn more about the specific factors driving individual fund performance.

If you would like more information about how to build a diversified portfolio that is consistent with your long-term goals, please don’t hesitate to contact your M&I investment representative, or call us at 1-800-236-3863.

We thank you for your investment in the Marshall Funds.

Sincerely,
/s/ John M. Blaser
John M. Blaser
President

Semi-Annual Report—Commentary
Marshall International Stock Fund
The Marshall International Stock Fund (the “Fund”) invests primarily in a diversified portfolio of common stocks of companies of any size outside the United States.† The Fund uses a value-oriented approach and invests in companies selling at a discount to their global industry peers.

Fund Performance
During the six months ended February 29, 2000, the Fund provided a total return of 46.71%* compared to 13.63% for the Morgan Stanley Capital International Europe, Australia and Far East Index (EAFE) and 25.58% for the Lipper International Funds Index (LIFI).**

The economic backdrop for global markets continues to improve, with the positive impact being felt by both established and emerging markets—as well as this fund.

Opportunity in Certain Sectors
As in the U.S., technology and telecommunications stocks continued to be the major forces which drove the markets. It is difficult not to be drawn to these companies, given their immense potential for growth, but it is also difficult not to be concerned by their spiraling valuations. An area we are particularly interested in is cellular phones. Most large markets are far from saturated, and the increasing availability of non-voice services such as Internet access is likely to spur demand still higher. While the fund remains overweighted in technology, we have recently trimmed several positions due to high valuations.

Fears of Inflation
Clearly, fears of inflation have become more prominent in recent months, particularly as petroleum prices have extended their march upward. We believe, however, that most of the impact from these price hikes has already been felt. Rising oil prices have perhaps restored a more normal inflationary picture, after an unusual period with virtually no inflation. So far, though, inflation has not reached a level that is problematic for the global economy.

Bullish Outlook
Our outlook remains solidly bullish. Although some uncertainty remains in Japan which has made strides in transforming its financial system, an essential step to its sustained recovery. European markets continue along a positive trend, and many emerging markets appear to be putting their recent difficulties well behind them. Although certain sectors, particularly consumer products, have been struggling of late, on the whole we believe the global environment portends future improvements in corporate earnings.

Sincerely,
/s/ Daniel R. Jaworski, CFA
Daniel R. Jaworski, CFA
Manager, Marshall International Stock Fund

[PHOTO OF DANIEL R. JAWORSKI]

Marshall International Stock Fund

[Graphic Representation Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class I Shares of the Fund from its inception on September 1, 1999 to February 29, 2000, compared to the EAFE and the LIFI.**

†	Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The market experienced exceptional growth in the past year which may not continue in the future.

**
The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The EAFE is a market capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far East stock markets. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

Portfolio of Investments

International Stock Fund

Shares	Description	Value

	Common Stocks — 91.7%
	Australia — 0.2%
122,600	Publishing and Broadcasting Ltd.	$1,146,393
	Brazil — 0.5%
16,800	(1)Telecomunicacoes Brasileiras SA, ADR	2,473,800
	Canada — 6.4%
97,000	(1)Celestica, Inc.	4,480,188
26,400	(1)Cognos, Inc.	1,762,200
36,700	(1)JDS Uniphase Corp.	9,675,038
90,000	Nortel Networks Corp.	10,035,000
28,600	(1)QLT PhotoTherapeutics, Inc.	2,041,325
69,000	(1)Rogers Communications, Inc., Class B	2,348,754

	Total	30,342,505
	Denmark — 0.3%
4,200	(1)Vetsas Wind Systems A/S	1,183,014
	Finland — 3.8%
69,000	Nokia Oyj, Class A, ADR	13,683,563
60,400	(1)Sonera Oyj	4,665,321

	Total	18,348,884
	France — 4.3%
12,319	Axa	1,550,237
17,000	Cap Gemini SA	4,688,425
32,400	France Telecom SA	5,233,254
46,000	Lagardere S.C.A.	4,333,756
17,700	Total Fina SA, Class B	2,346,864
21,300	Vivendi	2,505,829

	Total	20,658,365
	Germany — 8.0%
6,500	Aixtron AG	1,435,360
11,000	Allianz Holding AG	3,808,020
9,680	(1)Brokat Infosystems AG	1,444,035
40,700	Deutsche Bank AG	3,453,736
88,000	Deutsche Telekom AG, Class D	7,306,306
20,500	EM.TV & Merchandising AG	2,036,119
29,300	(1)Epcos AG	4,040,319
3,787	(1)Intershop Communications AG	1,971,974
9,200	MobilCom AG	1,239,800
59,700	Siemens AG	10,615,667
7,400	(1)Singulus Technologies AG	784,940

	Total	38,136,276
	Hong Kong — 2.8%
330,000	(1)China Telecom (Hong Kong) Ltd.	3,042,246
9,600	(1)China.com Corp., Class A	1,179,600
210,000	HSBC Holdings PLC	2,408,164
415,000	Hutchison Whampoa	6,505,287

	Total	13,135,297
	Israel — 2.8%
50,000	(1)Check Point Software Technologies Ltd.	10,196,875
6,500	(1)Gilat Satellite Networks Ltd.	974,594
53,000	Teva Pharmaceutical Industries Ltd., ADR	2,285,625

	Total	13,457,094
	Italy — 1.6%
22,500	Banca Popolare di Brescia	2,539,604
136,700	Mediolanum SPA	2,596,849
171,000	Telecom Italia Mobile SPA	2,333,268

	Total	7,469,721

Shares	Description	Value

	Common Stocks (continued)
	Japan — 20.8%
246,000	Daiwa Securities Co. Ltd.	$3,906,539
19,000	Fanuc Ltd.	1,850,116
4,800	Fast Retailing Co. Ltd.	1,365,063
145,000	Fujisawa Pharmaceutical Co. Ltd	4,763,616
206,000	Fujitsu Ltd.	6,842,608
26,700	Hitachi Software Engineering Co. Ltd.	4,106,384
7,000	JAFCO Co. Ltd.	2,038,495
9,000	Keyence Corp.	3,014,060
45,800	Kyocera Corp.	7,760,804
20,100	Matsushita Communication	3,402,284
136,000	Matsushita Electric Industrial Co.	3,960,504
25,500	Murata Manufacturing Co. Ltd.	4,854,712
92,000	NEC Corp.	2,055,422
229	NTT Mobile Communication Network, Inc.	9,232,106
49,000	Nikon Corp.	1,654,366
3,400	Nippon Television Network Corp.	4,703,099
156	Nippon Telegraph & Telephone Corp.	2,157,892
148,000	Nomura Securities Co. Ltd.	4,175,274
3,800	Oracle Corp. Japan	3,060,472
4,700	Rohm Co. Ltd.	1,524,821
52,000	Shin-Etsu Chemical Co.	2,815,671
3,400	Softbank Corp.	4,950,630
35,000	Sony Corp.	10,351,731
17,000	Tokyo Electron Ltd.	2,591,345
36,000	Toyoda Gosei Co. Ltd.	2,496,428

	Total	99,634,442
	Korea — 1.8%
24,600	Samsung Electro-Mechanics Co.	1,491,957
31,900	Samsung Electronics Co.	7,219,843

	Total	8,711,800
	Mexico — 3.1%
76,200	(1)Fomento Economico Mexicano, SA de CV, ADR	3,386,138
474,000	Grupo Financiero Banamex Accival, SA de CV, Class O	2,022,029
42,300	Grupo Televisa SA, GDR	3,249,169
94,956	Telefonos de Mexico, Class L, ADR	6,243,357

	Total	14,900,693
	Netherlands — 7.4%
20,900	(1)ASM Lithography Holding NV, ADR	2,677,813
66,000	Koninklijke (Royal) Philips Electronics NV	12,235,517
4,784	Koninklijke (Royal) Philips Electronics NV, ADR	916,136
10,100	Qiagen NV	1,743,357
51,000	Royal Dutch Petroleum Co.	2,669,943
60,400	(1)STMicroelectronics NV	11,998,203
15,700	(1)United Pan-Europe Communications NV	3,098,300

	Total	35,339,269
	Portugal — 0.3%
12,900	(1)PT MULTIMEDIA — Servicos de Telecomunicacoes e Multimedia SGPS SA	1,643,253
	Singapore — 1.5%
96,000	Singapore Press Holdings Ltd.	1,838,120
360,000	Venture Manufacturing (Singapore) Ltd.	5,409,922

	Total	7,248,042
(See Notes to Portfolios of Investments)
February 29, 2000 (unaudited)

    Marshall Funds

International Stock Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Spain — 1.6%
58,000	Repsol SA	$1,099,012
173,916	Telefonica SA	5,006,058
10,700	(1)Terra Networks SA	1,392,931

	Total	7,498,001
	Sweden — 5.0%
8,700	Enea Data AB	1,687,911
284,800	Skandia Forsakrings AB	11,682,267
101,800	Telefonaktiebolaget LM Ericsson	9,758,935
10,000	(1)Telelogic AB	856,947

	Total	23,986,060
	Switzerland — 2.4%
2,500	Adecco SA	1,980,198
420	Ares-Serono Group SA	1,360,936
1,150	Compagnie Financiere Richemont AG	2,656,766
320	Roche Holding AG	3,452,505
1,810	Swatch Group AG	1,948,479

	Total	11,398,884
	Taiwan, Province Of China — 0.6%
45,700	(1)Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,733,431
	United Kingdom — 12.2%
18,000	(1)ARM Holdings PLC	1,358,028
271,000	Amvescap PLC	3,088,914
11,500	(1)Autonomy Corp. PLC	1,357,000
595,600	BP Amoco PLC	4,597,935
140,000	British Sky Broadcasting Group PLC	3,576,069
29,200	CMG PLC	2,846,091
32,100	Kewill Systems PLC	1,288,950
59,300	(1)Kingston Communication (Hull) PLC	1,291,913
157,400	Logica PLC	6,758,852
154,000	Pearson PLC	5,178,448
60,000	(1)QXL Ltd.	1,686,050
143,400	(1)Shire Pharmaceuticals Group PLC	2,278,252
147,000	Smithkline Beecham Corp.	1,652,329
2,857,821	Vodafone AirTouch PLC	15,993,761
278,800	WPP Group PLC	5,376,326

	Total	58,328,918
	United States — 4.3%
35,100	(1)Amdocs Ltd.	2,603,981
61,000	(1)Comverse Technology, Inc.	12,009,375
19,200	(1)NTL, Inc.	1,756,800
22,200	(1)PMC-Sierra, Inc.	4,285,988

	Total	20,656,144

	Total Common Stocks (identified cost $292,253,353)	438,430,286

Shares	Description	Value

	Preferred Stocks — 1.0%
	Germany — 1.0%
4,900	Marschollek, Lautenschlaeger und Partner AG, Pfd.	$2,504,286
2,700	SAP AG, Pfd.	2,246,915

	Total Preferred Stock (identified cost $4,290,274)	4,751,201

	Total Investments in Securities (identified cost $296,543,627)	443,181,487

	Mutual Fund — 5.9%
28,053,699	SSGA Money Market Fund (at net asset value)	28,053,699

	Total Investments (identified cost $324,597,326)(2)	$471,235,186

(See Notes to Portfolios of Investments)

Notes to Portfolios of Investments
(1)	Non-income producing.

(2)
The cost of investments for federal tax purposes amounts to $324,597,326. The net unrealized appreciation of investments on a federal tax basis amounts to $146,637,860 which is comprised of $151,149,236 appreciation and $4,511,376 depreciation at February 29, 2000.

Note: The categories of investments are shown as a percentage of net assets ($478,181,384) at February 29, 2000.

The following acronyms are used throughout this portfolio:

ADR — American Depositary Receipt
GDR — Global Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

February 29, 2000 (unaudited)
Statement of Assets and Liabilities
Assets:
Total investments in securities, at value (identified and tax cost $324,597,326)	$471,235,186
Cash	356
Cash denominated in foreign currencies (identified cost $2,730,381)	2,695,094
Income receivable	491,660
Receivable for investments sold	9,822,073
Net receivable for foreign currency exchange contracts	119,888

Total assets	484,364,257
Liabilities:
Payable for investments purchased	5,570,891
Payable for shares redeemed	36,318
Accrued expenses	575,664

Total liabilities	6,182,873

Net Assets for 25,580,024 shares outstanding	$478,181,384

Net Assets Consist of:
Paid-in capital	$311,188,430
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency	146,523,886
Accumulated net realized gain on investments and foreign currency transactions	25,640,865
Distributions in excess of net investment income	(5,171,797)

Total Net Assets	$478,181,384

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class Y Shares:
Net Asset Value and Redemption Proceeds Per Share ($378,097,040 ÷ 20,226,035 shares outstanding)	$18.69
Offering Price Per Share	$18.69
Class A Shares:
Net Asset Value and Redemption Proceeds Per Share ($1,266,842 ÷ 67,794 shares outstanding)	$18.69
Offering Price Per Share (100/94.25 of $18.69) [1]	$19.83
Class I Shares:
Net Asset Value and Redemption Proceeds Per Share ($98,817,502 ÷ 5,286,195 shares outstanding)	$18.69
Offering Price Per Share	$18.69

(1) See “How to Buy Shares” in the Prospectus.
See Notes which are an integral part of the Financial Statements

Six Months Ended February 29, 2000 (unaudited)
Statement of Operations
Investment Income:
Dividend income (net of foreign taxes withheld of $138,484)	$ 733,730
Interest income	395,820

Total income	1,129,550
Expenses:
Investment adviser fee	1,784,787
Administrative personnel and services fee	170,381
Custodian fees	101,940
Transfer and dividend disbursing agent fees and expenses	112,020
Directors’ fees	2,713
Auditing fees	8,234
Legal fees	3,978
Portfolio accounting fees	52,250
Distribution services fee—Class A Shares	985
Shareholder services fee—Class Y Shares	371,600
Shareholder services fee—Class A Shares	985
Share registration costs	15,262
Printing and postage	8,117
Insurance premiums	994
Miscellaneous	7,589

Total expenses	2,641,835
Waivers —
Waiver of investment adviser fee	(34,809)
Waiver of shareholder services fee—Class A Shares	(985)

Total waivers	(35,794)
Net expenses	2,606,041

Net operating loss	(1,476,491)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investment transactions	30,434,397
Net realized loss on foreign currency contracts	(1,907,764)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	116,162,941

Net realized and unrealized gain on investments and foreign currency	144,689,574

Change in net assets resulting from operations	$143,213,083

(See Notes which are an integral part of the Financial Statements)

Statement of Changes in Net Assets
	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999
Increase (Decrease) in Net Assets:
Operations —
Net investment income (net operating loss)	$ (1,476,491)	$ 1,470,281
Net realized gain on investment transactions	30,434,397	27,402,838
Net realized loss on foreign currency contracts	(1,907,764)	(1,420,206)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	116,162,941	21,406,193

Change in net assets resulting from operations	143,213,083	48,859,106

Distributions to Shareholders —
Distributions to shareholders from net investment income
Class Y Shares	(2,736,198)	(4,598,552)
Class A Shares	(8,345)	—
Class I Shares	(821,256)	—
Distributions to shareholders from net realized gain on investments and foreign currency transactions
Class Y Shares	(22,691,202)	—
Class A Shares	(67,976)	—
Class I Shares	(6,273,934)	—

Change in net assets resulting from distributions to shareholders	(32,598,911)	(4,598,552)

Share Transactions —
Proceeds from sale of shares	401,384,976	220,340,936
Net asset value of shares issued to shareholders in payment of distributions declared	30,622,693	2,562,588
Cost of shares redeemed	(335,184,183)	(221,668,862)

Change in net assets resulting from share transactions	96,823,486	1,234,662

Change in net assets	207,437,658	45,495,216
Net Assets:
Beginning of period	270,743,726	225,248,510

End of period (including undistributed net investment income of $(5,171,797) and $(129,507), respectively)	$478,181,384	$270,743,726

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Class I Shares

(For a share outstanding throughout each period)
Period ended February 29,	Net asset value, beginning of period	Net operating (loss)	Net realized and unrealized gain on investments, collateral and foreign currency	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investment transactions, and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(2)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
										Expenses	Net investment income/net operating (loss)	Expense waiver(4)
International Stock Fund
2000(1)	$13.83	(0.02)	6.42	6.40	(0.18)	(1.36)	(1.54)	$18.69	46.71%	1.25%(3)	(0.74%)(3)	0.02%(3)	$98,818	94%

(1) Reflects operations for the period from September 1, 1999 (start of performance) to February 29, 2000.

(2) Based on net asset value.

(3) Computed on an annualized basis.

(4) This voluntary expense decrease is reflected in both the expense and net investment income/operating loss ratios shown above.
(See Notes which are an integral part of the Financial Statements)

Notes to Financial Statements

    Marshall Funds

February 29, 2000 (Unaudited)

1.    Organization

        Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of eleven diversified portfolios. The financial statements included herein are only those of Marshall International Stock Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

        Effective September 1, 1999, the Fund began offering Class I Shares in addition to the Class Y Shares and Class A Shares previously offered. The Financial Highlights of Class Y Shares and Class A Shares of the Fund are presented in separate semi-annual reports.

2.    Significant Accounting Policies

        The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

        Investment Valuations—Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

        Repurchase Agreements—It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

        The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser or sub-advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the “Directors”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

        Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

        Federal Taxes—It is the Fund’s policy to comply with the provisions of Subchapter M of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

        Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

        When-Issued and Delayed Delivery Transactions—The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

        Foreign Exchange Contracts—The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of February 29, 2000, the Fund had outstanding foreign exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Sold:
03/31/2000	5,413,131 Euro Dollar	$5,353,586	$5,219,880	$133,706
Contracts Purchased:
03/01/2000	2,302,830 Swiss Franc	1,395,655	1,381,837	(13,818)

Net Unrealized Appreciation on Foreign Exchange Contracts				$119,888

        Foreign Currency Translation—The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

         Other—Investment transactions are accounted for on a trade date basis.

3.    Capital Stock

        The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At February 29, 2000, the capital paid-in was $311,188,430.

        Transactions in capital stock were as follows:

	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Class Y Shares
Shares sold	19,974,627	16,904,131
Shares issued to shareholders in payment of distributions declared	1,321,710	201,461
Shares redeemed	(20,610,937)	(17,084,034)

Net change resulting from Class Y Share transactions	685,400	21,558

	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)
Class A Shares
Shares sold	37,793	31,064
Shares issued to shareholders in payment of distributions declared	4,262	—
Shares redeemed	(5,239)	(86)

Net change resulting from Class A Share transactions	36,816	30,978

    Marshall Funds

	Period Ended February 29, 2000(2)	Year Ended August 31, 1999
Class I Shares
Shares sold	5,182,915	—
Shares issued to shareholders in payment of distributions declared	382,886	—
Shares redeemed	(279,606)	—

Net change resulting from Class I Share transactions	5,286,195	—

Net change resulting from Fund Share transactions	6,008,411	52,536

(1) For the period from December 31, 1998 (start of performance) to August 31, 1999.
(2) For the period from September 1, 1999 (start of performance) to February 29, 2000.

4.    Investment Adviser Fee and Other Transactions with Affiliates

        Investment Adviser Fee—M&I Investment Management Corp., the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 1.00% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

        The Fund’s sub-adviser is BPI Global Asset Management LLP (the “Sub-Adviser”). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of the Fund.

        Administrative Fee—Prior to January 1, 2000, Federated Administrative Services (“FAS”), under the Administrative Services Agreement, provided the Fund with administrative personnel and services. The fee paid to FAS was based on the level of average aggregate daily net assets of the Corporation for the period. Effective January 1, 2000, MFIS became the Fund’s administrator. The fee paid to MFIS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Corporation for the period. Also effective January 1, 2000, FAS became the Fund’s sub-administrator. All fees of the sub-administrator will be paid by MFIS, and not by the Fund.

        Distribution Services Fee—The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of shares of the Fund’s Class A Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Fund’s Class A Shares annually, to compensate FSC.

        Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Funds Investor Services (“MFIS”), the Fund will pay MFIS up to 0.25% of average daily net assets of the Fund’s Class Y Shares and Class A Shares for the period. MFIS may voluntarily choose to waive any portion of its fee. MFIS can modify or terminate this voluntary waiver at any time at its sole discretion.

        Transfer and Dividend Disbursing Agent Fees and Expenses—Federated Services Company (“FServ”) through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

        Portfolio Accounting Fees—FServ maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

        Custodian Fees—Marshall & Ilsley Trust Company is the Fund’s custodian. M&I Trust Company receives fees based on the level of the Fund’s average daily net assets for the period.

         General—Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5.    Investment Transactions

        Purchases and sales of investments, excluding short-term securities, for the six-month period ended February 29, 2000, were as follows:

Purchases	$358,473,428
Sales	$325,129,473

Directors	Officers

John M. Blaser John DeVincentis Duane E. Dingmann James Mitchell Barbara J. Pope David W. Schulz	John M. Blaser President Jo A. Dales Vice President Brooke J. Billick Secretary Ann K. Peirick Treasurer Janet D. Olsen Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each
Fund’s objective and policies, management fees, expenses, and other information.

[Graphic Representation Omitted - See Appendix]

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348

1-800-236-FUND (3863) or 414-287-8595
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

Federated Securities Corp., Distributor 25330 (4/00)

953-295Y

[Graphic Representation Omitted - See Appendix]

The Marshall Funds Family

Semi-Annual Report

Class Y Shares

FEBRUARY 29, 2000

  Marshall Equity Income Fund
  Marshall Large-Cap Growth & Income Fund
  Marshall Mid-Cap Value Fund
  Marshall Mid-Cap Growth Fund
  Marshall Small-Cap Growth Fund
  Marshall International Stock Fund
  Marshall Government Income Fund
  Marshall Intermediate Bond Fund
  Marshall Intermediate Tax-Free Fund
  Marshall Short-Term Income Fund
  Marshall Money Market Fund
  Marshall Short-Term Income Fund
  Marshall Intermediate Tax-Free Fund

President's Message	1
Commentaries
Marshall Equity Income Fund	2
Marshall Large-Cap Growth & Income Fund	4
Marshall Mid-Cap Value Fund	6
Marshall Mid-Cap Growth Fund	8
Marshall Small-Cap Growth Fund	10
Marshall International Stock Fund	12
Marshall Government Income Fund	14
Marshall Intermediate Bond Fund	16
Marshall Intermediate Tax-Free Fund	18
Marshall Short-Term Income Fund	20
Marshall Money Market Fund	22
Financial Information
Portfolio of Investments	23
Marshall Equity Income Fund	23
Marshall Large-Cap Growth & Income Fund	24
Marshall Mid-Cap Value Fund	25
Marshall Mid-Cap Growth Fund	26
Marshall Small-Cap Growth Fund	28
Marshall International Stock Fund	29
Marshall Government Income Fund	30
Marshall Intermediate Bond Fund	31
Marshall Intermediate Tax-Free Fund	33
Marshall Short-Term Income Fund	36
Marshall Money Market Fund	38
Statements of Assets and Liabilities	42
Statements of Operations	44
Statements of Changes in Net Assets	46
Financial Highlights	50
Notes to Financial Statements	52
Directors & Officers	60

[Graphic Representation Omitted - See Appendix]

Dear Marshall Funds Shareholder,

In our last report, we spoke to you about the importance of diversification for your portfolio. In recent years, with the extended outperformance of large growth stocks, it’s been easy to put thoughts of diversification aside.

As if on cue, market performance over the past six months has borne out our point. After several quarters in which large domestic growth companies led the markets, favor shifted toward small-and mid-cap growth stocks, as well as international equities. Although we anticipated that such a shift could occur, neither we nor anyone else could predict when, nor to what extent, it would happen. And that’s why diversification is so important. It positions you to benefit from shifts in market favor, while also helping you to manage investment risk by controlling your exposure to individual sectors.

Shifting assets from sector to sector in pursuit of the hottest returns isn’t a plan we advocate. Rather, we are believers in selecting a diversified portfolio of investments consistent with your long-term goals, and evaluating it from time to time to determine if any adjustments are necessary to adapt to changing goals or changing conditions. Whether you manage your investments independently or work with an M&I investment professional, we believe this approach has the power to help you meet financial challenges over time.

What all of our funds share is our commitment to five factors that we believe are essential to solid investment management: Discipline, Experience, Capability, Research, and Efficiency. Together, these qualities allow us to provide you with committed, time-tested investment management at a reasonable cost. As you read through the reports that follow, you’ll have the opportunity to learn more about the specific factors driving individual fund performance.

If you would like more information about how to build a diversified portfolio that is consistent with your long-term goals, please don’t hesitate to contact your M&I investment representative, or call us at 1-800-236-3863.

I also would like to take this opportunity to congratulate Cynthia Bohlen and Michael Groblewski on their promotions to Co-Portfolio Mangers of the Small-Cap and Mid-Cap Growth Funds. Both of them have over seven years of investment experience and they received their promotions the old-fashioned way—they earned it. Their tenures as analysts of these funds served them well, and since they have taken over, the funds have not skipped a beat. We have provided two additional analysts to the team’s research capability and we believe our growth team has the ability to succeed in this exciting sector of the marketplace.

We thank you for your investment in the Marshall Funds.

Sincerely,
/s/ John M. Blaser
John M. Blaser
President

Semi-Annual Report—Commentary
Marshall Equity Income Fund
The Marshall Equity Income Fund (the “Fund”) seeks capital appreciation and current income through a conservative and disciplined approach of investing in a broadly diversified portfolio of common stocks with above-average dividend yields. The Fund’s investments are structured in an attempt to produce a portfolio which yields at least 100 basis points (1%) more than the Standard & Poor’s 500 Index (S&P 500).*

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of (16.21%),** while the Lipper Equity Income Funds Index (LEIFI) provided a total return of (8.87%) and the S&P 500 returned 4.11%.*

Growth vs Value-Oriented
Over the past few quarters, the investment environment has strongly favored growth stocks over the value-oriented, dividend-paying stocks that are at the heart of the Marshall Equity Income Fund.

It’s been a difficult market for value stocks and, despite the headlines, many other stocks as well. Actually, about 75% of the companies in the S&P 500 had negative returns for the three- and six-month periods ended February 29, 2000. With technology’s spiraling growth, it’s been easy to overlook the fact that most stocks are languishing.

In this environment, it is of course tempting to veer from our value-based, dividend-driven style and reach for more aggressive growth. We are, however, remaining true to our style discipline, as we continue to believe in its potential to deliver competitive returns over time with lower volatility. To contend with our challenging conditions, however, we are sharpening our focus on our selection process in our ongoing effort to deliver attractive returns relative to our category.

Fund Sectors Continue to Pay Dividends
Sectors represented in the Fund will continue to be those that traditionally pay attractive dividends, such as utilities, financials, communications, and energy. These interest-rate sensitive stocks have been battered in the current rising-rate environment, but we are working to carefully select those companies that have the fundamental qualities that will allow them to prosper over the longer term. Should the market winds shift more in favor of these sectors, there is significant opportunity for appreciation.

Maintaining our Patient Stance
Although recent circumstances have been at times discouraging for value investors, we remain dedicated to our approach and to the role of equity-income investing in a well diversified portfolio. Those investors who stick with these investments for the long haul will, we believe, be rewarded for their patience and discipline.

Sincerely,
/s/ Bruce P. Hutson
Bruce P. Hutson
Manager, Marshall Equity Income Fund
[PHOTO OF BRUCE P. HUTSON]

Marshall Equity Income Fund
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class Y Shares of the Fund from its inception on September 30, 1993 to February 29, 2000, compared to the S&P 500 and the LEIFI.*

*
The S&P 500 and the LEIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LEIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

Semi-Annual Report—Commentary

Marshall Large-Cap Growth
& Income Fund
The Marshall Large-Cap Growth & Income Fund (the “Fund”) invests in a diversified portfolio of common stocks of large-sized companies whose market capitalization typically exceed $10 billion. The adviser looks for companies that are typically leaders in their industry and have records of above-average financial performance and proven superior management.

Fund Performance
As of February 29, 2000, the Fund provided a total return of 3.49%* over the past six months and 11.29%* over the past 12 months. Over those same time periods the Lipper Growth & Income Funds Index (LGIFI) returned (1.90%) and 5.34% respectively, and the Standard & Poor’s 500 Index (S&P 500) advanced 4.11% and 11.74%, respectively.**

Opportunity in Certain Sectors
A few select sectors dominated performance—namely technology, telecommunications, and biotechnology stocks. There continued to be a huge disparity in performance between stocks in these “new economy” sectors and those outside them. Given that the Fund is better positioned to succeed in a more inclusive market, the conditions were not ideal conditions for us, though the Fund performed competitively with its benchmark.

There are signs of change, however. Biotech showed the first signs of cracking in late March, and the more speculative technology stocks then began to suffer from uncertainty shortly afterward. The key question that remains to be answered is whether these were the early signs of a sustainable rotation taking place out of technology and other so-called new-economy stocks, and into more traditional old-economy stocks. Traditional growth stocks, including retailers and drug companies, are participating in the current market broadening, which we find to be a promising sign.

Even though the market shows signs of broadening out, technology will continue to be a strong force. Therefore, we intend to make opportunistic additions to our holdings in technology, telecommunications, and biotech. What also excites us about the new economy’s technological innovations, though, is their tremendous potential to allow the old economy businesses to expand and improve their operations.

Poised for the Future
Our strategy is to balance new-economy stocks in our portfolio with the stocks of successful established companies such as GE, Home Depot, and Kohl’s. In both cases, we are seeking out companies that are market leaders in their respective industries, have exceptional management, and boast solid earnings prospects—while also carrying valuations that afford them room for future appreciation.

Sincerely,
/s/ William J. O’Connor
William J. O’Connor
Manager, Marshall Large-Cap Growth & Income Fund

[PHOTO OF WILLIAM J. O’CONNOR]

Marshall Large-Cap Growth & Income Fund
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class Y Shares of the Fund from its inception on November 20, 1992 to February 29, 2000, compared to the S&P 500 and the LGIFI.*

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The S&P 500 and the LGIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

Semi-Annual Report—Commentary

Marshall Mid-Cap Value Fund

The Marshall Mid-Cap Value Fund (the “Fund”) invests in a diversified portfolio of common stocks of companies similar in size to those within the Standard & Poor’s Mid-Cap 400 Index (S&P 400).* The adviser generally selects companies that exhibit traditional value characteristics, such as low price-to-earnings ratios, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, companies that have under appreciated assets, or have been involved in company turnarounds or corporate restructurings, often have strong value characteristics.

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of (10.58%).** For the same period, the Standard & Poor’s Mid-Cap 400 BARRA/Value Index (SPMCBV)* returned (6.14%).

Still A Challenging Market for Value Investing
This Fund continued to operate in a market environment that was generally punishing to value stocks. Despite the difficult environment, we have held fast to our value discipline.

That doesn’t mean we’re just sitting still and waiting for the market to revert to historic patterns. Rather, this market environment has allowed us to purchase high-quality companies that have offered faster growth than we could normally afford within our value mandate. We believe this bodes well for the Fund’s future performance.

You have probably heard a similar refrain from many value managers: great companies are selling at truly cheap prices. One example is Payless ShoeSource, one of the country’s largest shoe retailers. In our assessment, Payless has the management, infrastructure, and buying power to continue to grow. They’ve even entered the Internet realm with a clicks-and-bricks arrangement that ties Internet customers with the chain’s 4500 stores. We find this linking of the old economy with the new particularly appealing, especially at 10 times earnings.

One myth we’d like to dispel is that value investing today means sticking with the old economy and bypassing the new. While it’s true that we can’t hop on the highest-profile, fastest-growing companies, the markets today give us many opportunities to participate in the new economy. For example, we may not be buying cell phone manufacturers, but we have bought lower-profile suppliers to the cell phone industry. These companies can reap the benefits of the wireless explosion, even if they don’t grab the headlines.

Takeovers continued to play a role in the portfolio, with Consolidated Papers being taken out at a 69% premium over its stock price. This transaction, and others like it, speaks to the hidden value that is locked up in many value stocks.

Sincerely,
/s/ Matthew B. Fahey
Matthew B. Fahey
Co-Manager, Marshall Mid-Cap Value Fund

/s/ John C. Potter, C.F.A.
John C. Potter, C.F.A.
Co-Manager, Marshall Mid-Cap Value Fund

[PHOTO OF MATTHEW B. FAHEY & JOHN C. POTTER]

Marshall Mid-Cap Value Fund
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class Y Shares of the Fund from its inception on September 30, 1993 to February 29, 2000, compared to the S&P 400 and the LMCVFI.*

*
The S&P 400, SPMCBV and the LMCVFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The SPMCBV is a capitalization-weighted index of the stocks in the S&P 400 having the highest book-to-price ratios. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400, SPMCBV and the LMCVFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

Semi-Annual Report—Commentary
Marshall Mid-Cap Growth Fund
The Marshall Mid-Cap Growth Fund (the “Fund”) seeks to provide capital appreciation. Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the Standard & Poor’s Mid-Cap 400 Index (S&P 400).*

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of 75.67%** compared to the S&P 400 total return of 18.12% and the Lipper Mid-Cap Growth Funds Index (LMCGFI) return of 87.28%.*

Our bottom-up, growth-driven approach to the mid-cap market has performed well. Across the board, we look for companies with solid business plans, leading positions in their industries, and solid management. If there are high barriers to entry in their industry, so much the better.

Opportunity in Certain Sectors
Although our selections are company-specific, there are sectors of the market where we are finding significant opportunity. One of these is Internet security. Recent service disruptions have heightened interest in security-related equipment and services, and with more large players moving more of their business online, demand is unlikely to abate for quite some time.

We are also adding positions in cable equipment suppliers. They are in a position to benefit as the large cable and telecommunications firms compete to provide voice, data, and video service to homes and businesses. On a similar note, we have increased our exposure to suppliers to the wireless telecommunications industry. The Fund has a significant weighting in technology stocks; this reflects the good opportunities we find in the sector and is not a deliberate decision to overweight it.

Fund Management Strategy
The portfolio’s average market capitalization increased, as some of our stocks have grown beyond the bounds of the mid-cap range. We do not immediately “shoot” our winners, but we do trim the positions back if they grow beyond five percent of the Fund’s net assets. This helps to keep risk in check, while also keeping the Fund true to its charter. Eventually, we let our winners graduate to our large-cap competitors, but we have a ready list of candidates for replacement.

Sincerely,

/s/ Michael Groblewski
Michael Groblewski

/s/ Cindy Bohlen
Cindy Bohlen

[PHOTO OF MICHAEL GROBLEWSKI]

[PHOTO OF CINDY BOHLEN]

Marshall Mid-Cap Growth Fund
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class Y Shares of the Fund from its inception on September 30, 1993 to February 29, 2000, compared to the S&P 400 and the LMCGFI.*

*
The S&P 400 and the LMCGFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 and the LMCGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

The market experienced exceptional growth during the past year which may not continue in the future.

Semi-Annual Report—Commentary
Marshall Small-Cap Growth Fund
The Marshall Small-Cap Growth Fund (the “Fund”) seeks to provide capital appreciation. Fund assets are invested in a diversified portfolio of common stocks of small-sized companies† similar in size to those within the Russell 2000 Index (Russell 2000).*

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of 78.29%** compared to the Russell 2000 total return of 35.82% and the Lipper Small-Cap Funds Index (LSCFI) return of 58.27%.*

Opportunity in Certain Sectors
One of the areas we have focused on recently is that of Internet security. Demand for security-related equipment and services has risen sharply, driven by the service disruptions afflicting some of the nation’s leading web sites. With businesses wishing to push literally billions of dollars in transactions over the Internet, security for those operations is of paramount importance.

In addition, we have increased our investment in cable equipment suppliers. With AT&T and other players all competing to provide voice, data, and video service to homes, there is a pressing demand to build out the cable infrastructure sooner, not later. Overall, we have a significant weighting in technology stocks. This reflects the good opportunities we find in the sector, and is not a deliberate decision to overweight it. Nonetheless, being selective remains important, as individual companies within the sector have been subject to considerable pain. In all sectors, we look for companies with solid business plans, leading positions in their industry, high barriers to entry, and strong management.

Fund Management Strategy
The Fund’s average market capitalization increased, a product of strong performance. We do not immediately “shoot” our winners, but we do trim back positions if they grow larger than five percent of the Fund’s net assets. This allows the Fund to enjoy further growth potential while staying true to its charter, and helps keep risk within reasonable bounds. Eventually, we let our winners graduate to our large-cap competitors, but we have a ready list of candidates for replacement.

We expect the Fund’s average market capitalization to return to its benchmark as we realize some gains in a tax efficient manner. We are anxious to add several new names to the portfolio that we have been monitoring for some time or are just coming to the marketplace.

Sincerely,

/s/ Michael Groblewski
Michael Groblewski

/s/ Cindy Bohlen
Cindy Bohlen

[PHOTO OF MICHAEL GROBLEWSKI]

[PHOTO OF CINDY BOHLEN]

Marshall Small-Cap Growth Fund
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class Y Shares of the Fund from its inception on November 1, 1995†† to February 29, 2000, compared to the Russell 2000 and the LSCFI.*

†	Small-cap funds may experience a higher degree of market volatility than larger-cap funds.

*
The Russell 2000 and the LSCFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The Russell 2000 is an index of common stocks whose market capitalizations generally range from $200 million to $5 billion. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 and the LSCFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

††
The Marshall Small-Cap Growth Fund is the successor to a collective trust fund. The quoted performance data includes performance of the collective trust fund for periods before the Fund’s registration statement became effective on August 30, 1996, as adjusted to reflect the Fund’s anticipated expenses. The collective trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain diversification requirements and investment restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been subject to those restrictions registered under the 1940 Act, the performance may have been adversely affected.

The market experienced exceptional growth in the past year which may not continue in the future.

Semi-Annual Report—Commentary
Marshall International Stock Fund
The Marshall International Stock Fund (the “Fund”) invests primarily in a diversified portfolio of common stocks of companies of any size outside the United States.† The Fund uses a value-oriented approach and invests in companies selling at a discount to their global industry peers.

Fund Performance
During the six months ended February 29, 2000, the Fund provided a total return of 46.60%* compared to 13.63% for the Morgan Stanley Capital International Europe, Australia and Far East Index (EAFE) and 25.58% for the Lipper International Funds Index (LIFI).**

The economic backdrop for global markets continues to improve, with the positive impact being felt by both established and emerging markets—as well as this fund.

Opportunity in Certain Sectors
As in the U.S., technology and telecommunications stocks continued to be the major forces which drove the markets. It is difficult not to be drawn to these companies, given their immense potential for growth, but it is also difficult not to be concerned by their spiraling valuations. An area we are particularly interested in is cellular phones. Most large markets are far from saturated, and the increasing availability of non-voice services such as Internet access is likely to spur demand still higher. While the fund remains overweighted in technology, we have recently trimmed several positions due to high valuations.

Fears of Inflation
Clearly, fears of inflation have become more prominent in recent months, particularly as petroleum prices have extended their march upward. We believe, however, that most of the impact from these price hikes has already been felt. Rising oil prices have perhaps restored a more normal inflationary picture, after an unusual period with virtually no inflation. So far, though, inflation has not reached a level that is problematic for the global economy.

Bullish Outlook
Our outlook remains solidly bullish. Although some uncertainty remains in Japan which has made strides in transforming its financial system, an essential step to its sustained recovery. European markets continue along a positive trend, and many emerging markets appear to be putting their recent difficulties well behind them. Although certain sectors, particularly consumer products, have been struggling of late, on the whole we believe the global environment portends future improvements in corporate earnings.

Sincerely,

/s/ Daniel R. Jaworski, CFA
Daniel R. Jaworski, CFA
Manager, Marshall International Stock Fund

[PHOTO OF DANIEL R. JAWORSKI]

Marshall International Stock Fund
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class Y Shares of the Fund from its inception on September 1, 1994 to February 29, 2000, compared to the EAFE and the LIFI.**

†	Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The EAFE is a market capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far East stock markets. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

The market experienced exceptional growth in the past year which may not continue in the future.

Semi-Annual Report—Commentary

Marshall Government Income Fund
The Marshall Government Income Fund (the “Fund”) invests in securities issued by the United States government and its agencies and instrumentalities, particularly mortgage-related securities. The adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund will generally maintain an average dollar-weighted maturity of four to 12 years.

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of 1.17%,* compared to a return of 1.95% by the Lipper U.S. Mortgage Funds Index (LUSMI) and 2.30% provided by the Lehman Brothers Mortgage-Backed Securities Index (LMI).**

Federal Reserve Increases Interest Rate
The Federal Reserve Board’s (the “Fed”) two 25-basis-point interest-rate hikes so far this year have of course had significant impact on this Fund. With the Fed still in a tightening mode, in its belief that inflation poses a greater threat to economic health than does a slowing of its growth, the market anticipates further rises to come. Yields on two-year Treasuries are up by about 30 basis points for the year to date.

The reporting period was marked by a distinctive inversion of the yield curve—that is, the yields paid by longer-maturity Treasuries are lower than those paid by shorter-maturity issues. Typically, an inverted curve like this would signal that the market was anticipating a recession, but that was not the case this time.

Causes of Interest Rate Increase
The cause instead is a supply/demand imbalance at the long end of the curve, sparked by the government’s announced plans to buy back and retire some of its debt. Bearing out this analysis is the fact that the yields on longer-term spread products—including the mortgage-backed issues that are this Fund’s focus—haven’t changed very much. Mortgages are still attractive relative to Treasuries, enjoying a significant yield advantage. In addition, with most mortgage-backed issues trading at discounts, prepayment risk is of little concern.

We are keeping the Fund’s duration slightly shorter than its benchmark’s, given our expectation of further Fed rate hikes. The Fund’s focus on high quality securities will not change; we do not intend to reach for yield by delving into lower-quality bonds. Our goal is to provide a yield that compares favorably with those offered by Treasuries, while still offering significant protection on the downside.

Sincerely,
/s/ Joseph M. Cullen
Joseph M. Cullen, CFA
Manager, Marshall Government Income Fund

Marshall Government Income Fund
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class Y Shares of the Fund from its inception on December 13, 1992 to February 29, 2000, compared to the LMI and the LUSMI.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The LMI and the LUSMI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The LMI is an index comprised of fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC) and the Federal National Mortgage Association (FNMA). Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LMI and the LUSMI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

Semi-Annual Report—Commentary
Marshall Intermediate Bond Fund
The Marshall Intermediate Bond Fund (the “Fund”) invests in Intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and United States government securities. The adviser’s strategy to pursue total return is to adjust the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of three to 10 years.

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of 2.08%,* compared to a return of 1.62% for the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF) and 1.45% for the Lehman Brothers Intermediate Government/Corporate Bond Index (LGCI).**

Rising Interest Rates
As was the case for much of 1999, we went into the first quarter of 2000 prepared for rising interest rates—and as has also been the case, the Federal Reserve Board (the “Fed”) obliged by raising rates. There’s every reason to believe they will continue to do so, as their efforts to slow the economy have so far had little impact.

On the other end of the yield curve, the government’s announcement of plans to buy back and retire long Treasury debt sparked demand and drove yields down. The result was an inversion in the yield curve, with the Fed’s tightening raising rates on the short end to a higher level than long Treasuries.

The declining yields on long Treasuries have widened the spread between the income they pay and the yield offered by corporate bonds. As a result, over the past quarter, we have increased our position in short- and medium-term corporate bonds. Corporate yields have also been buoyed by heavy supply in the market; at the same time, the strong economy has bolstered credit quality, helping to ease corporates’ credit risk.

Positive Outlook
After enduring the daunting challenge of 1999’s dismal bond market, we are tempering our generally positive outlook with a cautious approach. While corporate bonds have benefited from economy-driven improvements in company fundamentals, if the Fed’s efforts to slow economic growth are successful, those fundamentals could deteriorate. Therefore, as we manage our position in corporate issues, we will also keep an eye out for conditions that could affect them unfavorably. In the meantime, we’ve been looking at the credits we own and upgrading quality where we can. With more rate hikes clearly on the way, we intend to be as vigilant with this portfolio as the Fed appears to be with inflation.

Sincerely,
/s/ Mark D. Pittman
Mark D. Pittman, CFA
Manager, Marshall Intermediate Bond Fund
[PHOTO OF MARK D. PITTMAN]

Marshall Intermediate Bond Fund

[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Class Y Shares of the Fund from inception on November 23, 1992 to February 29, 2000, compared to the LGCI and the LSIBF.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The LGCI and the LSIBF are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The LGCI is an index comprised of government and corporate bonds rated BBB or higher with maturities between 1-10 years. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LGCI and the LSIBF have been adjusted to reflect reinvestment of dividends on securities in the indices.

†
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

Semi-Annual Report—Commentary
Marshall Intermediate Tax-Free Fund
The Marshall Intermediate Tax-Free Fund (the “Fund”) invests in investment-grade municipal securities, which includes tax-free debt obligations of states, territories and possessions of the United States and political subdivisions and financing authorities of these entities. The Fund’s assets are invested primarily in municipal securities providing income that is exempt from federal income tax (including the federal alternative minimum tax). The adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation and municipal bond supply factors. The Fund will maintain an average dollar-weighted portfolio maturity of three to 10 years. The primary goal of the Fund is to generate income exempt from federal income tax.†

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of 0.11%,* comparing favorably to the market as represented by the Lipper Intermediate Municipal Funds Index (LIMI)** return of 0.06%. For the past 12 months, the Fund generated a return of (2.14%),* versus a return of (1.62%) for the LIMI. The Lehman Brothers 7-Year General Obligations Index (L7GO)** reported a six-month return of 0.37% and a 12 month return of (0.87%).

Municipal Bond Rates
Rates on municipal issues are following a pattern similar to those among Treasuries, with short-term rates rising while long-term rates fall. The result is not as severe as the Treasury yield curve inversion, but a flattening configuration has emerged.

These conditions have favored a barbell structure, and indeed we have been aligning the portfolio that way, with new positions at the long and short ends of the yield curve, with little in between. We believe that there is still some room to benefit from this configuration going forward.

Given the Federal Reserve Board’s (the “Fed”) continuing efforts to slow the economy, we have shortened the Fund’s duration from 6.3 years to about 5.6 years. We accomplished this by almost doubling our position in one- to three-year issues—the short end of the barbell—while cutting our weighting in medium-term, five- to nine-year bonds.

Among municipals, credit spreads have tightened, leaving lower-rated issues trading at yields similar to those on higher-rated bonds. We’re maintaining a high level of quality in the portfolio, with 85% of assets in AA or higher paper.

The municipal market has benefited from the strong economy, with the resulting increased tax receipts helping to shore up municipal finances and improve credit ratings. There’s potential for the rosy credit-quality situation to change, however, if the Fed succeeds in slowing down the economy. In addition, states that rely on sales taxes instead of, or in addition to, income taxes face challenges from untaxed Internet transactions. Although these issues haven’t yet had an impact on munis, we do believe they argue for a focus on higher-rated issues.

Sincerely,
/s/ John D. Boritzke
John D. Boritzke
Manager, Marshall Intermediate Tax-Free Fund

[PHOTO OF JOHN D. BORITZKE]

Marshall Intermediate Tax-Free Fund

[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Fund from its inception on February 2, 1994 to February 29, 2000, compared to the LIMI and the L7GO.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The LIMI and the L7GO are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The L7GO is an index comprised of general obligation bonds rated A or better with maturities between 1-8 years. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LIMI and the L7GO have been adjusted to reflect reinvestment of dividends on securities in the indices.

†	Income may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax.

††
Duration is a commonly used measure of the potential volatility of a debt security, or the aggregate market value of a portfolio of debt securities prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

Semi-Annual Report—Commentary
Marshall Short-Term Income Fund
The Marshall Short-Term Income Fund (the “Fund”) seeks to maximize total return consistent with current income. Fund assets are invested in short- to intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser changes the weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of six months to three years.

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of 2.33%,* compared to a return of 2.13% for the Lipper Short-Term Investment Grade Bond Fund Index (LSTIBI).**

Unwavering Strategy
We maintained a defensive stance in anticipation of further rate hikes from the Federal Reserve Board (the “Fed”). Our posture was warranted, as the Fed did raise the Federal Funds target rate twice during the quarter.

The yield curve moved to an extremely inverted shape, with rates on the short side driven up by the Fed’s rate hikes and on the long side driven down by the government’s announcement of plans to buy back and retire some of its debt. Credit spreads widened quite dramatically, with the rally in Treasuries creating opportunities elsewhere.

Over the reporting period, we added to our position in corporate bonds. We’ve become more comfortable with short-maturity corporates as the gulf between their yields and those of Treasuries has widened. Heavy supply has further depressed corporates’ prices. At the same time, the continued strong domestic economy has served to shore up companies’ credit quality, reducing these issues’ credit risk.

The picture for mortgage-backed issues, another spread product this Fund favors, is cloudy. However, if rates continue to rise new issuance is likely to decline, improving the supply/demand balance in this sector.

Poised for the Future
Looking ahead, if the Fed’s efforts to put the brakes on economic growth are successful, it could cause the fundamentals of some companies to deteriorate. Therefore, while we’re encouraged by the opportunities corporates offer at present, we intend to keep a careful eye on the underlying fundamentals of the issues in the portfolio. We’ve been looking at the credits we own and upgrading quality where we can. It is clear that the Fed will continue its vigilance, and we fully anticipate at least two more rate hikes.

Sincerely,
/s/ Mark D. Pittman
Mark D. Pittman, CFA
Manager, Marshall Short-Term Income Fund
[PHOTO OF MARK D. PITTMAN]

Marshall Short-Term Income Fund

[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Fund from its inception on November 1, 1992 to February 29, 2000, compared to the LSTIBI and the ML13.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The LSTIBI and the ML13 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. Merrill Lynch 1-3 Year Government/Corporate Index is an index tracking short-term U.S. government and corporate securities with maturities between 12.99 years. The index is produced by Merrill Lynch Pierce Fenner & Smith. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LSTIBI and the ML13 have been adjusted to reflect reinvestment of dividends on securities in the indices.

†
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

Semi-Annual Report—Commentary
Marshall Money Market Fund
The Marshall Money Market Fund (the “Fund”) invests in high quality, short-term money market instruments.* The adviser uses a “bottom-up” approach, meaning that the fund manager looks primarily at individual companies against the context of broader market factors.

Fund Performance
For the six months ended February 29, 2000, the Fund provided a total return of 2.74%** compared to a total return of 2.51% for the IBC Donoghue’s Taxable Money Fund Average, and 2.46% for the Lipper Money Market Funds Index.*** As of February 29, 2000, the 7-day net yield for the Fund was 5.65%.** For the past 12 months, the Fund provided a total return of 5.20%** versus 4.68% for the IBC Donoghue’s Taxable Money Fund Average, and 4.72% for the Lipper Money Market Funds Index.***

Y2K Results
The much-anticipated and much-feared transition to Y2K went off essentially without a hitch. Individuals didn’t make a mad dash to withdraw cash from their accounts (though the Federal Reserve Board (the “Fed”) had prepared for such a possibility), and technical glitches were almost nonexistent.

Interest Rate Hikes by the Fed
With Y2K concerns out of the way, the focus has returned to the Fed’s continued tightening approach. The quarter’s two hikes of 25 basis points in the Federal Funds target rate has brought that rate to 6.0%. Given the continued strong state of the U.S. economy, it seems likely that the Fed still has more tightening in store.

In this environment, we have kept the Fund’s maturity toward the short end of its range, ending the reporting period at 33 days. To help support the Fund’s yield, we have kept a significant portion of the Fund’s assets in floating rate notes, whose yields adjust to reflect changes in interest rates. In addition, we have continued to keep a portion of assets laddered in one-year notes, which has had a significant impact on yield.

Poised for the Future
We anticipate additional rate hikes from the Fed, most likely continuing in 25-basis-point steps. If conditions change, however, and inflation surges forward, it’s possible that the Fed could choose to make larger hikes. Looking forward, we intend to continue to use both floating-rate paper and laddered one-year notes to help boost the Fund’s yield. In addition, we expect to begin to move the Fund’s maturity out slightly longer, aiming toward a target of approximately 60 days.

Sincerely,
/s/ Richard M. Rokus
Richard M. Rokus
Manager, Marshall Money Market Fund

[PHOTO OF RICHARD M. ROKUS]
[Graphic Representation Omitted—See Appendix]

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

**	Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund’s current earnings.

***
The IBC Donoghue’s Money Fund Report™ publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication, reports monthly and year-to-date investment results for the same money funds. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

†
The 7-day net annualized yield is based on the average net income per share for the 7 days ended on the date of calculation and the offering price on that date. The 7-day effective yield is annualized and reflects daily compounding of the 7-day net yield.

February 29, 2000 (unaudited)
Portfolio of Investments

Equity Income Fund

Shares	Description	Value

	Common Stocks — 97.8%
	Capital Goods — 8.5%
	Aerospace & Defense — 1.0%
44,500	Northrop Grumman Corp.	$2,021,969
33,000	Textron, Inc.	2,013,000

	Total	4,034,969
	Building Materials — 1.8%
175,000	Louisiana-Pacific Corp.	2,067,188
144,000	Masco Corp.	2,574,000
63,000	Vulcan Materials Co.	2,520,000

	Total	7,161,188
	Electrical Equipment — 3.1%
75,000	Emerson Electric Co.	3,417,187
70,000	General Electric Co.	9,253,125

	Total	12,670,312
	Manufacturing — 1.3%
114,000	Honeywell International, Inc.	5,486,250
	Office Products — 1.3%
67,900	Pitney Bowes, Inc.	3,361,050
95,000	Xerox Corp.	2,060,313

	Total	5,421,363

	Total Capital Goods	34,774,082
	Consumer Durables — 5.6%
	Automotive & Related — 3.6%
82,000	Delphi Auto Systems Corp.	1,368,375
171,000	Ford Motor Co.	7,117,875
45,300	Johnson Controls, Inc.	2,417,887
74,000	TRW, Inc.	3,552,000

	Total	14,456,137
	Manufacturing — 2.0%
72,000	Eastman Kodak Co.	4,126,500
77,000	(1)Whirlpool Corp.	4,182,063

	Total	8,308,563

	Total Consumer Durables	22,764,700
	Consumer Non-Durables — 21.7%
	Beverages & Foods — 4.3%
126,000	Archer-Daniels-Midland Co.	1,267,875
225,000	ConAgra, Inc.	3,684,375
45,000	Heinz (H.J.) Co.	1,437,187
175,000	Nabisco Group Holdings Corp.	1,509,375
180,000	PepsiCo, Inc.	5,805,000
70,000	Ralston Purina Co.	1,981,875
125,000	Sara Lee Corp.	1,875,000

	Total	17,560,687
	Health Care — 13.2%
225,000	Abbott Laboratories	7,368,750
171,200	American Home Products Corp.	7,447,200
175,000	Baxter International, Inc.	9,537,500
121,600	Bristol-Myers Squibb Co.	6,908,400
135,000	(1)Glaxo Wellcome PLC , ADR	6,581,250
35,000	Johnson & Johnson	2,511,250
113,000	Lilly (Eli) & Co.	6,716,438
106,200	Merck & Co., Inc.	6,537,938

	Total	53,608,726
	Household Product/Wares — 1.2%
53,000	Procter & Gamble Co.	4,664,000

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Personal Care — 0.7%
85,000	Gillette Co.	$2,996,250
	Retail — 0.2%
35,700	May Department Stores Co.	934,894
	Tobacco — 2.1%
300,000	Philip Morris Cos., Inc.	6,018,750
122,000	UST, Inc.	2,356,125

	Total	8,374,875

	Total Consumer Non-Durables	88,139,432
	Energy — 18.6%
	Domestic & International Oil — 18.1%
100,000	(1)Atlantic Richfield Co.	7,100,000
92,000	(1)BP Amoco PLC, ADR	4,324,000
70,000	Chevron Corp.	5,228,125
150,000	Conoco, Inc., Class A	2,878,125
276,776	Exxon Mobil Corp.	20,844,692
100,000	Occidental Petroleum Corp.	1,606,250
80,000	Phillips Petroleum Co.	3,060,000
219,600	Royal Dutch Petroleum Co., ADR	11,529,000
192,200	Texaco, Inc.	9,117,488
50,000	Unocal Corp.	1,337,500
307,500	USX—Marathon Group	6,649,688

	Total	73,674,868
	Oil Refining — 0.5%
91,100	Ultramar Diamond Shamrock Corp.	1,975,731

	Total Energy	75,650,599
	Financial — 18.3%
	Banks — 10.6%
128,500	Bank One Corp.	3,316,906
48,300	Bank of New York Co., Inc.	1,608,994
186,000	Bank of America Corp.	8,567,625
120,000	Chase Manhattan Corp.	9,555,000
179,000	First Union Corp.	5,280,500
179,620	Fleet Boston Financial Corp.	4,894,645
100,000	Washington Mutual, Inc.	2,212,500
230,000	Wells Fargo Co.	7,604,375

	Total	43,040,545
	Financial Services — 2.9%
104,000	Fannie Mae	5,512,000
100,000	Federal Home Loan Mortgage Corp.	4,175,000
95,000	MBNA Corp.	2,161,250

	Total	11,848,250
	Insurance — 3.7%
115,000	Ace, Ltd.	2,055,625
72,000	Allstate Corp.	1,404,000
26,000	(1)American General Corp.	1,356,875
122,800	Hartford Financial Services Group, Inc.	3,837,500
90,000	Lincoln National Corp.	2,503,125
20,000	Marsh & McLennan Cos., Inc.	1,547,500
90,000	Reliastar Financial Corp.	2,514,375

	Total	15,219,000
	Real Estate Investment Trust — 1.1%
71,000	(1)Equity Residential Properties Trust	2,835,562
76,140	Public Storage, Inc.	1,679,839

	Total	4,515,401

	Total Financial	74,623,196

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Equity Income Fund (continued)

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Raw Materials/Intermediate Goods — 6.6%
	Chemicals—2.9%
51,000	Air Products & Chemicals, Inc.	$1,313,250
100,000	Du Pont (E.I.) de Nemours & Co.	5,050,000
140,000	Hercules, Inc.	2,310,000
24,000	PPG Industries, Inc.	1,185,000
48,000	Rohm & Haas Co.	1,938,000

	Total	11,796,250
	Metals — 1.0%
65,000	Reynolds Metals Co.	4,127,500
	Paper — 2.7%
291,000	Abitibi-Consolidated, Inc.	2,582,625
75,000	Bowater, Inc.	3,689,062
52,200	Consolidated Papers, Inc.	1,980,337
55,000	Kimberly-Clark Corp.	2,842,812

	Total	11,094,836

	Total Raw Materials/ Intermediate Goods	27,018,586
	Utilities—18.5%
	Electric—3.5%
57,000	(1)Carolina Power & Light Co.	1,695,750
106,600	Duke Energy Corp.	5,170,100
59,300	Edison International	1,560,331
54,000	FPL Group, Inc.	2,085,750
98,600	(1)NiSource, Inc.	1,275,638
71,700	Texas Utilities Co.	2,339,213

	Total	14,126,782
	Gas Distribution — 3.2%
28,000	Columbia Energy Group	1,652,000
123,000	El Paso Energy Corp.	4,558,687
67,800	WICOR, Inc.	2,038,238
110,000	Williams Cos., Inc. (The)	4,599,375

	Total	12,848,300
	Telecommunications — 11.8%
357,500	(1)AT&T Corp.	17,673,906
60,000	Alltel Corp.	3,480,000
45,000	Bell Atlantic Corp.	2,202,187
233,000	GTE Corp.	13,747,000
285,832	SBC Communications, Inc.	10,861,616

	Total	47,964,709

	Total Utilities	74,939,791

	Total Common Stocks (identified cost $380,020,853)	397,910,386
	(2)Repurchase Agreement — 1.8%
$7,307,217	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	7,307,217

	Total Investments (identified cost $387,328,070)	$405,217,603

Large-Cap Growth & Income Fund

Shares	Description	Value

	Common Stocks — 97.7%
	Basic Industries — 3.5%
	Chemicals — 0.8%
69,200	Du Pont (E.I.) de Nemours & Co.	$3,494,600
	Paper — 2.7%
96,400	Bowater, Inc.	4,741,675
136,700	Kimberly-Clark Corp.	7,065,681

	Total	11,807,356

	Total Basic Industries	15,301,956
	Capital Goods — 40.3%
	Aerospace & Related—1.1%
137,200	Boeing Co.	5,059,250
	Computers — 1.4%
47,000	Hewlett-Packard Co.	6,321,500
	Computer Services — 8.1%
48,200	(1)(3)America Online, Inc.	2,843,800
83,700	International Business Machines Corp.	8,537,400
179,500	(3)Microsoft Corp.	16,042,812
83,600	(3)Sun Microsystems, Inc.	7,962,900

	Total	35,386,912
	Electrical Equipment — 6.1%
119,700	General Electric Co.	15,822,844
131,100	Grainger (W.W.), Inc.	5,612,719
134,900	Tyco International Ltd.	5,117,769

	Total	26,553,332
	Electronics — 13.1%
94,700	(3)Applied Materials, Inc.	17,324,181
106,200	Intel Corp.	12,000,600
95,700	(1)Micron Technology, Inc.	9,384,581
107,800	Motorola, Inc.	18,379,900

	Total	57,089,262
	Machinery—Farming — 1.2%
146,900	Deere & Co.	5,251,675
	Technology — 9.3%
75,000	3Com Corp.	7,350,000
70,400	Computer Associates International, Inc.	4,527,600
31,500	Corning, Inc.	5,922,000
31,500	(1)Internet Capital Group, Inc.	3,331,125
75,000	Lucent Technologies, Inc.	4,462,500
50,000	Solectron Corp.	3,275,000
96,400	(1)SAP AG, ADR	6,874,525
31,400	Yahoo, Inc.	5,014,188

	Total	40,756,938

	Total Capital Goods	176,418,869
	Consumer Durables — 1.2%
	Automotive—1.2%
72,200	General Motors Corp.	5,491,713
	Consumer Non-Durables — 30.0%
	Beverages & Foods — 4.4%
94,764	Coca-Cola Co.	4,590,131
136,100	PepsiCo, Inc.	4,389,225
52,020	Procter & Gamble Co.	4,577,760
101,300	Quaker Oats Co.	5,463,869

	Total	19,020,985

(See Notes which are an integral part of the Financial Statements)
February 29, 2000 (unaudited)
Portfolio of Investments

Large-Cap Growth & Income Fund
(continued)

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Communications Services — 0.8%
31,500	(1)NEXTLINK Communications, Inc.	$3,470,906
	Drugs — 3.9%
99,740	American Home Products Corp.	4,338,690
91,500	Merck & Co., Inc.	5,632,969
150,000	Pfizer, Inc.	4,818,750
71,400	Schering Plough Corp.	2,490,075

	Total	17,280,484
	Entertainment — 4.1%
103,606	(1)Disney (Walt) Co.	3,470,801
131,400	(1)Seagram Co. Ltd.	7,719,750
80,400	(1)Time Warner, Inc.	6,874,200

	Total	18,064,751
	Health Care — 2.8%
192,500	Columbia/HCA Healthcare Corp.	3,717,656
41,900	Medimmune, Inc.	8,317,150

	Total	12,034,806
	Media — 1.9%
199,100	New York Times Co., Class A	8,411,975
	Medical Supplies — 2.0%
154,400	Abbott Laboratories	5,056,600
53,520	(1)Johnson & Johnson	3,840,060

	Total	8,896,660
	Personal Care Products — 1.2%
146,300	Gillette Co.	5,157,075
	Retail — 8.9%
121,400	(1)(3)Federated Department Stores, Inc.	4,453,863
116,500	Home Depot, Inc.	6,735,156
82,200	(1)(3)Kohl’s Corp.	6,231,788
159,400	(3)Safeway, Inc.	6,146,863
148,800	Starbucks Corp.	5,226,600
70,400	Wal-Mart Stores, Inc.	3,427,600
261,800	Walgreen Co.	6,757,713

	Total	38,979,583

	Total Consumer Non-Durables	131,317,225
	Energy — 7.0%
	International Oil & Gas — 7.0%
72,200	Amerada-Hess Corp.	3,650,613
116,596	Exxon Mobil Corp.	8,781,136
291,400	Occidental Petroleum Corp.	4,680,612
116,100	Royal Dutch Petroleum Co., ADR	6,095,250
51,500	Schlumberger Ltd.	3,804,562
81,900	Texaco, Inc.	3,885,131

	Total Energy	30,897,304
	Financial — 11.1%
	Banks — 3.2%
165,600	Bank of New York Co., Inc.	5,516,550
82,808	BankAmerica Corp.	3,814,344
60,000	Chase Manhattan Corp.	4,777,500

	Total	14,108,394

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Financial (continued)
	Insurance — 2.6%
92,256	American International Group, Inc.	$8,158,890
52,400	Progressive Corp., OH	3,117,800

	Total	11,276,690
	Other Financial — 5.3%
37,500	American Express Co.	5,032,031
116,700	Citigroup, Inc.	6,031,931
78,400	Federal Home Loan Mortgage Corp.	3,273,200
140,800	Franklin Resources, Inc.	3,828,000
131,800	MGIC Investment Corp.	4,926,025

	Total	23,091,187

	Total Financial	48,476,271
	Utilities — 4.6%
	Telecommunications — 4.6%
110,549	(1)AT&T Corp.	5,465,266
82,700	GTE Corp.	4,879,300
94,550	(3)MCI Worldcom, Inc.	4,219,294
150,560	SBC Communications, Inc.	5,721,280

	Total Utilities	20,285,140

	Total Common Stocks (identified cost $284,583,047)	428,188,478
	(4)U.S. Treasury Bill — 0.6%
$ 2,475,000	3/9/2000 (identified cost $2,472,122)	2,472,995

	Total Investments in Securities (identified cost $287,055,169)	430,661,473
	(2)Repurchase Agreement — 2.8%
12,131,742	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	12,131,742

	Total Investments (identified cost $299,186,911)	$442,793,215

Mid-Cap Value Fund

Shares	Description	Value

	Common Stocks — 84.2%
	Capital Goods — 11.6%
	Aerospace & Defense — 1.8%
38,600	Northrop Grumman, Corp.	$1,753,888
	Computer Services — 5.3%
75,000	(3)Complete Business Solutions, Inc.	1,490,625
60,000	Keane, Inc.	1,440,000
40,000	(3)SunGard Data Systems, Inc.	1,200,000
60,000	(3)Ziff-Davis, Inc.	1,140,000

	Total	5,270,625
	Electronics — 2.6%
39,000	(1)Avnet, Inc.	2,608,125
	Other Capital Goods — 1.9%
55,500	Brady Corp.	1,505,437
40,000	Cooper Tire & Rubber Co.	432,500

	Total	1,937,937

	Total Capital Goods	11,570,575
(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables — 30.3%
	Beverages & Foods — 3.9%
43,600	International Multifoods Corp.	$476,875
98,200	(3)Ralcorp Holdings, Inc.	1,466,863
110,000	Universal Foods Corp.	1,986,875

	Total	3,930,613
	Medical Supplies — 2.0%
70,000	(1)(3)Sybron International Corp.	1,960,000
	Pharmaceuticals & Health Care — 6.0%
40,000	Dentsply International, Inc.	1,025,000
20,000	(1)(3)Elan Corp. Plc, ADR	822,500
70,000	(3)First Health Group Corp.	1,688,750
105,000	(3)Manor Care, Inc.	912,187
87,400	(3)Tenet Healthcare Corp.	1,529,500

	Total	5,977,937
	Publishing — 1.6%
46,000	Harcourt General, Inc.	1,584,125
	Retail — 5.1%
45,000	(1)(3)Federated Department Stores, Inc.	1,650,937
50,000	(3)Payless ShoeSource, Inc.	1,975,000
85,000	Shopko Stores, Inc.	1,413,125

	Total	5,039,062
	Services — 9.5%
167,600	Ikon Office Solutions, Inc.	1,173,200
109,500	(1)(3)Interim Services, Inc.	2,730,656
55,000	Manpower, Inc.	1,797,813
75,000	(3)Mentor Graphics Corp.	1,284,375
105,000	Viad Corp.	2,460,938

	Total	9,446,982
	Tobacco — 2.2%
111,000	UST, Inc.	2,143,688

	Total Consumer Non-Durables	30,082,407
	Energy — 10.7%
	Oil & Gas Products — 8.9%
65,000	Dynegy, Inc.	3,046,875
110,000	Noble Affiliates, Inc.	2,475,000
73,320	USX-Marathon Group	1,585,545
64,500	Unocal Corp.	1,725,375

	Total	8,832,795
	Oil Services — 1.8%
71,000	(3)Rowan Companies, Inc.	1,783,875

	Total Energy	10,616,670
	Financial — 15.4%
	Banking — 5.6%
60,000	Amcore Financial, Inc.	1,256,250
65,000	(1)Associated Banc Corp.	1,645,312
70,000	Firstar Corp.	1,246,875
48,000	Golden West Financial Corp.	1,368,000

	Total	5,516,437
	Financial Services — 1.1%
15,000	Lehman Brothers Holdings, Inc.	1,087,500
	Insurance — 8.7%
138,000	Ace, Ltd.	2,466,750
87,600	Everest Re Group Ltd.	2,151,675
34,000	MGIC Investment Corp.	1,270,750
45,000	Radian Group, Inc.	1,560,938
60,400	Torchmark Corp.	1,196,675

	Total	8,646,788

	Total Financial	15,250,725

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Raw Materials/Intermediate Goods — 12.8%
	Chemicals — 5.1%
30,000	Fuller (H.B.) Co.	$1,841,250
48,150	(1)Imperial Chemical Industries, PLC, ADR	1,492,650
125,000	Millennium Chemicals, Inc.	1,750,000

	Total	5,083,900
	Intermediate Goods — 1.9%
59,327	Hanson PLC, ADR	1,891,048
	Paper & Related Products — 4.3%
200,000	Abitibi-Consolidated, Inc.	1,775,000
35,700	Consolidated Papers, Inc.	1,354,369
100,000	(3)Packaging Corp. of America	1,087,500

	Total	4,216,869
	Steel — 1.5%
30,000	Nucor Corp.	1,490,625

	Total Raw Materials/ Intermediate Goods	12,682,442
	Telecommunications — 3.4%
	Services — 3.4%
29,410	(3)AT&T Corp. — Liberty Media Group, Inc., Class A	1,536,672
18,000	Telephone and Data System, Inc.	1,899,000

	Total Telecommunications	3,435,672

	Total Common Stocks (identified cost $82,900,020)	83,638,491
	(4)U.S. Treasury Bill — 0.3%
$300,000	3/9/2000 (identified cost $299,658)	299,689
	(2)Repurchase Agreement — 12.1%
11,981,259	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	11,981,259

	Total Investments (identified cost $95,180,937)	$95,919,439

Mid-Cap Growth Fund

Shares	Description	Value

	Common Stocks — 94.8%
	Capital Goods — 58.2%
	Computer Services — 4.3%
15,000	(1)(3)Check Point Software Technologies Ltd.	$3,059,062
60,000	(3)Entrust Technologies, Inc.	5,295,000
100,000	(3)FIserv, Inc.	2,725,000
20,000	(1)(3)Organic, Inc.	682,500
100,000	Paychex, Inc.	5,006,250
50,000	(3)Perot Systems Corp., Class A	1,271,875
130,000	(1)(3)ZDNet	4,168,125

	Total	22,207,812
	Computers — 2.3%
100,000	(3)Lexmark Intl. Group, Class A	11,925,000
(See Notes which are an integral part of the Financial Statements)
February 29, 2000 (unaudited)
Portfolio of Investments

Mid-Cap Growth Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Capital Goods (continued)
	Electrical Equipment — 1.3%
125,000	Molex, Inc.	$6,984,375
	Semi-Conductor — 6.4%
80,000	(3)Altera Corp.	6,380,000
95,000	(1)(3)Conexant Systems, Inc.	9,333,750
60,000	(1)(3)Triquint Semiconductor, Inc.	7,125,000
100,000	(3)Vitesse Semiconductor Corp.	10,381,250

	Total	33,220,000
	Technology — 43.9%
60,000	(3)724 Solutions, Inc.	11,295,000
30,000	(1)(3)Applied Micro Circuits Corp.	8,251,875
100,000	(3)Citrix Systems, Inc.	10,543,750
225,000	(3)CommScope, Inc.	8,760,938
4,000	(3)Digex, Inc., Class A	648,000
30,000	(3)DSL.net, Inc.	840,000
65,000	(3)Echostar Communications Corp., Class A	7,410,000
70,000	(1)(3)E-Tek Dynamics, Inc.	19,127,500
200,000	(1)(3)Flextronics International Ltd.	12,175,000
75,000	(1)(3)Harmonic Lightwaves, Inc.	10,270,313
80,000	(1)(3)Inktomi Corp.	10,970,000
100,000	(1)(3)Jabil Circuit, Inc.	6,943,750
120,000	(1)(3)JDS Uniphase Corp.	31,635,000
35,000	(3)Lycos, Inc.	2,086,875
90,000	(3)Network Appliance, Inc.	16,987,500
20,000	(1)(3)Phone.com, Inc.	2,792,500
30,000	(3)Portal Software, Inc.	2,253,750
120,000	Scientific-Atlanta, Inc.	12,322,500
70,000	(3)SDL, Inc.	28,700,000
100,000	(3)Tetra Tech, Inc.	2,506,250
95,000	(3)Veritas Software Corp.	18,798,125
10,000	(3)Vignette Corp.	2,305,000

	Total	227,623,626

	Total Capital Goods	301,960,813
	Consumer Non-Durables — 21.2%
	Broadcasting — 12.4%
100,000	(1)(3)American Tower Systems Corp.	4,925,000
125,000	(3)AMFM, Inc.	7,671,875
105,000	(3)Cox Radio, Inc., Class A	8,400,000
125,000	(3)Crown Castle International Corp.	4,031,250
105,000	(3)Cumulus Media, Inc., Class A	3,136,875
124,000	(3)Hispanic Broadcasting Corp.	11,586,250
125,000	(3)Infinity Broadcasting Corp., Class A	3,992,187
75,000	(3)Univision Communications, Inc., Class A	7,640,625
270,000	(3)USA Networks, Inc.	6,058,125
100,000	(3)Westwood One, Inc.	6,681,250

	Total	64,123,437
	Health Care — 0.9%
55,000	(3)CareInsite, Inc.	3,740,000
100,000	(3)Health Management Association, Class A	1,075,000

	Total	4,815,000
	Leisure & Recreation — 1.8%
100,000	Harley Davidson, Inc.	6,812,500
165,000	(3)Steiner Leisure Ltd.	2,691,562

	Total	9,504,062

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Publishing — 0.6%
130,000	(1)(3)Playboy Enterprises, Inc., Class B	$2,868,125
	Retail — 3.8%
173,333	(3)99 Cents Only Stores	4,344,167
150,000	(3)Bed Bath & Beyond, Inc.	4,256,250
150,000	(3)Kohl’s Corp.	11,371,875

	Total	19,972,292
	Services — Advertising/Marketing — 1.3%
80,000	(3)Mediaplex, Inc.	6,680,000
	Services — Commercial & Consumer — 0.4%
60,000	(3)Viant Corp.	2,276,250

	Total Consumer Non-Durables	110,239,166
	Financial — 5.2%
	Banks — 0.4%
42,000	Zions Bancorp	2,228,625
	Financial Services — 2.8%
100,000	Lehman Brothers Holdings, Inc.	7,250,000
130,000	Northern Trust Corp.	7,345,000

	Total	14,595,000
	Insurance — 0.9%
100,000	Ambac Financial Group, Inc.	4,393,750
	Other Financial — 1.1%
150,000	MGIC Investment Corp.	5,606,250

	Total Financial	26,823,625
	Telecommunications — 9.2%
100,000	(3)Adelphia Communications Corp., Class A	5,493,750
100,000	(3)Adelphia Business Solutions, Inc.	5,137,500
120,000	(3)Allegiance Telecom, Inc.	11,865,000
60,000	(3)Covad Communications Group, Inc.	5,415,000
50,000	(3)ITC DeltaCom, Inc.	1,896,875
80,000	(1)(3)Level 3 Communications, Inc.	9,110,000
150,000	(3)Tellabs, Inc.	7,200,000

	Total Telecommunications	46,118,125
	Utilities — 1.4%
	Oil & Gas — 1.4%
100,000	(3)Nabors Industries, Inc.	3,587,500
100,000	(3)Noble Drilling Corp.	3,600,000

	Total Utilities	7,187,500

	Total Common Stocks (identified cost $254,539,438)	492,329,229
	(4)U.S. Treasury Bill — 0.3%
$1,640,000	3/9/2000 (identified cost $1,638,110)	1,638,672

	Total Investments in Securities (identified cost $256,177,548)	493,967,901
	(2)Repurchase Agreement — 5.6%
28,955,170	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	28,955,170

	Total Investments (identified cost $285,132,718)	$522,923,071

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Small-Cap Growth Fund

Shares	Description	Value

	Common Stocks — 96.3%
	Capital Goods — 50.8%
	Computer Services — 5.6%
70,000	(3)Diamond Technology Partners, Class A	$4,786,250
55,000	(3)Tanning Technology Corp.	2,371,875
80,000	(3)ZDNet	2,565,000

	Total	9,723,125
	Semi-Conductor — 11.1%
35,000	(3)Applied Micro Circuits Corp.	9,627,188
80,000	(3)Triquint Semiconductor, Inc.	9,500,000

	Total	19,127,188
	Technology — 34.1%
30,000	(3)ACTV, Inc.	901,875
40,000	(3)Aether Systems, Inc.	10,335,000
25,000	(3)Axent Technologies, Inc.	678,125
20,000	(3)CacheFlow, Inc.	2,435,000
100,000	(3)C-COR Electronics, Inc.	4,471,875
45,000	(3)Digital River, Inc.	1,620,000
100,000	(3)Flextronics International Ltd.	6,087,500
50,000	(3)Harmonic Lightwaves, Inc.	6,846,875
20,000	(3)ISS Group, Inc.	2,100,000
70,000	(3)McAfee.com, Corp., Class A	2,388,750
125,000	(3)Mentor Graphics Corp.	2,140,625
30,000	(3)MKS Instruments, Inc.	1,365,000
25,000	(3)SDL, Inc.	10,250,000
6,000	(3)Sonicwall, Inc.	543,000
120,000	(3)Tetra Tech, Inc.	3,007,500
5,000	(3)Turnstone Systems, Inc.	960,313
37,500	(3)USinternetworking, Inc.	2,503,125

	Total	58,634,563

	Total Capital Goods	87,484,876
	Consumer Non-Durables — 31.4%
	Advertising — 0.0%
800	(3)Avenue A, Inc.	57,600
	Banks — 1.0%
80,000	Cullen/Frost Bankers, Inc.	1,720,000
	Business Services — 0.7%
40,000	FactSet Research Systems, Inc.	1,205,000
	Broadcasting — 16.2%
100,000	(3)American Tower Corp., Class A	4,925,000
30,000	(3)Classic Communications, Inc., Class A	645,000
50,000	(3)Cox Radio, Inc., Class A	4,000,000
100,000	(3)Cumulus Media, Inc., Class A	2,987,500
80,000	(3)Hearst-Argyle Television, Inc.	1,665,000
25,000	(3)Hispanic Broadcasting Corp.	2,335,937
125,000	(3)Pinnacle Holdings, Inc.	7,312,500
60,000	(3)Westwood One, Inc.	4,008,750

	Total	27,879,687
	Communication Services — 2.3%
25,000	(3)SBA Communications, Corp.	1,012,500
60,000	(3)Western Wireless Corp., Class A	2,910,000

	Total	3,922,500
	Health Care — 4.6%
12,500	(3)ChromaVision Medical Systems, Inc.	257,031
800	(3)Diversa Corp.	106,800

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Health Care (continued)
40,000	(3)Medical Manager Corp.	$3,367,500
50,000	(3)TriZetto Group, Inc.	4,075,000

	Total	7,806,331
	Leisure & Recreation — 1.9%
70,000	(3)Playboy Enterprises, Inc., Class B	1,544,375
105,000	(3)Steiner Leisure Ltd.	1,712,812

	Total	3,257,187
	Medical Equipment — 0.3%
8,000	(3)Aspect Medical Systems, Inc.	527,000
	Medical Supplies — 1.6%
100,000	(3)Sybron International Corp.	2,800,000
	Retail — 2.8%
60,000	(3)99 Cents Only Stores	1,503,750
75,000	(3)Pacific Sunwear of California	1,907,812
60,000	(3)Too, Inc.	1,440,000

	Total	4,851,562

	Total Consumer Non-Durables	54,026,867
	Energy — 2.7%
	Oil & Gas Equipment Services — 2.7%
60,000	(3)BJ Services Co.	3,423,750
75,000	(3)Petroleum Geo-Services, ADR	1,228,125

	Total Energy	4,651,875
	Financial — 2.1%
50,000	Radian Group, Inc.	1,734,375
100,000	Raymond James Financial, Inc.	1,975,000

	Total Financial	3,709,375
	Telecommunications — 8.2%
6,000	(3)Choice One Communications, Inc.	360,000
8,000	(3)Cypress Communications, Inc.	186,500
25,000	(3)ITC DeltaCom, Inc.	948,438
35,000	(3)MGC Communications, Inc.	2,415,000
100,000	(3)Splitrock Services, Inc.	4,675,000
50,000	(3)Pac-West Telecomm, Inc.	1,750,000
50,000	(3)Time Warner Telecom, Inc., Class A	3,850,000

	Total Telecommunications	14,184,938
	Utility — 1.1%
	Energy — 1.1%
50,000	Devon Energy Corp.	1,862,500

	Total Common Stocks (identified cost $87,255,081)	165,920,431
	(4)U.S. Treasury Bill — 0.4%
$635,000	3/9/2000 (identified cost $634,283)	634,486

	Total Investments in Securities (identified cost $87,889,364)	166,554,917
	(2)Repurchase Agreement — 3.3%
5,598,975	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	5,598,975

	Total Investments (identified cost $93,488,339)	$172,153,892

(See Notes which are an integral part of the Financial Statements)
February 29, 2000 (unaudited)
Portfolio of Investments

International Stock Fund

Shares	Description	Value

	Common Stocks — 91.7%
	Australia — 0.2%
122,600	Publishing and Broadcasting Ltd.	$1,146,393
	Brazil — 0.5%
16,800	(3)Telecomunicacoes Brasileiras SA, ADR	2,473,800
	Canada — 6.4%
97,000	(3)Celestica, Inc.	4,480,188
26,400	(3)Cognos, Inc.	1,762,200
36,700	(3)JDS Uniphase Corp.	9,675,038
90,000	Nortel Networks Corp.	10,035,000
28,600	(3)QLT PhotoTherapeutics, Inc.	2,041,325
69,000	(3)Rogers Communications, Inc., Class B	2,348,754

	Total	30,342,505
	Denmark — 0.3%
4,200	(3)Vetsas Wind Systems A/S	1,183,014
	Finland — 3.8%
69,000	Nokia Oyj, Class A, ADR	13,683,563
60,400	(3)Sonera Oyj	4,665,321

	Total	18,348,884
	France — 4.3%
12,319	Axa	1,550,237
17,000	Cap Gemini SA	4,688,425
32,400	France Telecom SA	5,233,254
46,000	Lagardere S.C.A.	4,333,756
17,700	Total Fina SA, Class B	2,346,864
21,300	Vivendi	2,505,829

	Total	20,658,365
	Germany — 8.0%
6,500	Aixtron AG	1,435,360
11,000	Allianz Holding AG	3,808,020
9,680	(3)Brokat Infosystems AG	1,444,035
40,700	Deutsche Bank AG	3,453,736
88,000	Deutsche Telekom AG, Class D	7,306,306
20,500	EM.TV & Merchandising AG	2,036,119
29,300	(3)Epcos AG	4,040,319
3,787	(3)Intershop Communications AG	1,971,974
9,200	MobilCom AG	1,239,800
59,700	Siemens AG	10,615,667
7,400	(3)Singulus Technologies AG	784,940

	Total	38,136,276
	Hong Kong — 2.8%
330,000	(3)China Telecom (Hong Kong) Ltd.	3,042,246
9,600	(3)China.com Corp., Class A	1,179,600
210,000	HSBC Holdings PLC	2,408,164
415,000	Hutchison Whampoa	6,505,287

	Total	13,135,297
	Israel — 2.8%
50,000	(3)Check Point Software Technologies Ltd.	10,196,875
6,500	(3)Gilat Satellite Networks Ltd.	974,594
53,000	Teva Pharmaceutical Industries Ltd., ADR	2,285,625

	Total	13,457,094
	Italy — 1.6%
22,500	Banca Popolare di Brescia	2,539,604
136,700	Mediolanum SPA	2,596,849
171,000	Telecom Italia Mobile SPA	2,333,268

	Total	7,469,721

Shares	Description	Value

	Common Stocks (continued)
	Japan — 20.8%
246,000	Daiwa Securities Co. Ltd.	$3,906,539
19,000	Fanuc Ltd.	1,850,116
4,800	Fast Retailing Co. Ltd.	1,365,063
145,000	Fujisawa Pharmaceutical Co. Ltd	4,763,616
206,000	Fujitsu Ltd.	6,842,608
26,700	Hitachi Software Engineering Co. Ltd.	4,106,384
7,000	JAFCO Co. Ltd.	2,038,495
9,000	Keyence Corp.	3,014,060
45,800	Kyocera Corp.	7,760,804
20,100	Matsushita Communication	3,402,284
136,000	Matsushita Electric Industrial Co.	3,960,504
25,500	Murata Manufacturing Co. Ltd.	4,854,712
92,000	NEC Corp.	2,055,422
229	NTT Mobile Communication Network, Inc.	9,232,106
49,000	Nikon Corp.	1,654,366
3,400	Nippon Television Network Corp.	4,703,099
156	Nippon Telegraph & Telephone Corp.	2,157,892
148,000	Nomura Securities Co. Ltd.	4,175,274
3,800	Oracle Corp. Japan	3,060,472
4,700	Rohm Co. Ltd.	1,524,821
52,000	Shin-Etsu Chemical Co.	2,815,671
3,400	Softbank Corp.	4,950,630
35,000	Sony Corp.	10,351,731
17,000	Tokyo Electron Ltd.	2,591,345
36,000	Toyoda Gosei Co. Ltd.	2,496,428

	Total	99,634,442
	Korea — 1.8%
24,600	Samsung Electro-Mechanics Co.	1,491,957
31,900	Samsung Electronics Co.	7,219,843

	Total	8,711,800
	Mexico — 3.1%
76,200	(3)Fomento Economico Mexicano, SA de CV, ADR	3,386,138
474,000	Grupo Financiero Banamex Accival, SA de CV, Class O	2,022,029
42,300	Grupo Televisa SA, GDR	3,249,169
94,956	Telefonos de Mexico, Class L, ADR	6,243,357

	Total	14,900,693
	Netherlands — 7.4%
20,900	(3)ASM Lithography Holding NV, ADR	2,677,813
66,000	Koninklijke (Royal) Philips Electronics NV	12,235,517
4,784	Koninklijke (Royal) Philips Electronics NV, ADR	916,136
10,100	Qiagen NV	1,743,357
51,000	Royal Dutch Petroleum Co.	2,669,943
60,400	(3)STMicroelectronics NV	11,998,203
15,700	(3)United Pan-Europe Communications NV	3,098,300

	Total	35,339,269
	Portugal — 0.3%
12,900	(3)PT MULTIMEDIA — Servicos de Telecomunicacoes e Multimedia SGPS SA	1,643,253
	Singapore — 1.5%
96,000	Singapore Press Holdings Ltd.	1,838,120
360,000	Venture Manufacturing (Singapore) Ltd.	5,409,922

	Total	7,248,042
(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Spain — 1.6%
58,000	Repsol SA	$1,099,012
173,916	Telefonica SA	5,006,058
10,700	(3)Terra Networks SA	1,392,931

	Total	7,498,001
	Sweden — 5.0%
8,700	Enea Data AB	1,687,911
284,800	Skandia Forsakrings AB	11,682,267
101,800	Telefonaktiebolaget LM Ericsson	9,758,935
10,000	(3)Telelogic AB	856,947

	Total	23,986,060
	Switzerland — 2.4%
2,500	Adecco SA	1,980,198
420	Ares-Serono Group SA	1,360,936
1,150	Compagnie Financiere Richemont AG	2,656,766
320	Roche Holding AG	3,452,505
1,810	Swatch Group AG	1,948,479

	Total	11,398,884
	Taiwan, Province Of China — 0.6%
45,700	(3)Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,733,431
	United Kingdom — 12.2%
18,000	(3)ARM Holdings PLC	1,358,028
271,000	Amvescap PLC	3,088,914
11,500	(3)Autonomy Corp. PLC	1,357,000
595,600	BP Amoco PLC	4,597,935
140,000	British Sky Broadcasting Group PLC	3,576,069
29,200	CMG PLC	2,846,091
32,100	Kewill Systems PLC	1,288,950
59,300	(3)Kingston Communication (Hull) PLC	1,291,913
157,400	Logica PLC	6,758,852
154,000	Pearson PLC	5,178,448
60,000	(3)QXL Ltd.	1,686,050
143,400	(3)Shire Pharmaceuticals Group PLC	2,278,252
147,000	Smithkline Beecham Corp.	1,652,329
2,857,821	Vodafone AirTouch PLC	15,993,761
278,800	WPP Group PLC	5,376,326

	Total	58,328,918
	United States — 4.3%
35,100	(3)Amdocs Ltd.	2,603,981
61,000	(3)Comverse Technology, Inc.	12,009,375
19,200	(3)NTL, Inc.	1,756,800
22,200	(3)PMC-Sierra, Inc.	4,285,988

	Total	20,656,144

	Total Common Stocks (identified cost $292,253,353)	438,430,286
	Preferred Stocks — 1.0%
	Germany — 1.0%
4,900	Marschollek, Lautenschlaeger und Partner AG, Pfd.	2,504,286
2,700	SAP AG, Pfd.	2,246,915

	Total Preferred Stocks (identified cost $4,290,274)	4,751,201

	Total Investments in Securities (identified cost $296,543,627)	443,181,487

Shares	Description	Value

	Mutual Fund — 5.9%
28,053,699	SSGA Money Market Fund (at net asset value)	$28,053,699

	Total Investments (identified cost $324,597,326)	$471,235,186

Government Income Fund

Principal Amount	Description	Value

	Asset-Backed Securities—4.8%
$6,000,000	Green Tree Home Equity Loan Trust, Series 1998-B, Class B1, 7.810%, 11/15/2029	$5,805,420
10,643,000	Greenwich Capital Acceptance, 7.150%, 8/10/2020	10,180,136

	Total Asset-Backed Securities (identified cost $16,665,899)	15,985,556
	Collateralized Mortgage Obligation — 0.1%
377,336	Independent National Mortgage Corp., 7.250%, 11/25/2010 (identified cost $379,105)	376,527
	Corporate Bonds — 2.6%
4,000,000	(5)HSB Group, Inc., 6.950%, 4/15/2000	3,656,520
5,000,000	(5)TXU Gas Capital, 7.353%, 4/1/2000	4,867,150

	Total Corporate Bonds (identified cost $8,898,950)	8,523,670
	Federal National Mortgage Association Notes — 10.6%
16,000,000	5.780%, 5/7/2004	15,198,240
10,000,000	6.500%, 8/15/2004	9,765,100
10,000,000	6.625%, 11/5/2001	9,916,500

	Total Federal National Mortgage Association Notes (identified cost $34,912,909)	34,879,840
	Mortgage Backed Securities — 55.6%
	Federal Home Loan Mortgage Corporation — 9.5%
4,820,595	7.000%, 11/1/2009	4,748,286
3,807,859	7.000%, 5/1/2027	3,657,906
4,038,348	7.500%, 4/1/2024	3,971,473
14,443,612	7.500%, 8/1/2029	14,168,317
1,940,503	8.500%, 9/1/2024	1,989,617
11,800	8.750%, 4/1/2001	11,874
2,629,743	9.000%, 6/1/2019	2,728,358
1,413	9.500%, 2/1/2001	1,423
1,849	10.500%, 10/1/2000	1,858

	Total	31,279,112
	Federal National Mortgage Association — 15.4%
8,706,558	7.000%, 12/1/2010	8,595,026
20,483,328	7.000%, 5/1/2029	19,407,954
14,823,302	7.500%, 8/1/2029	14,392,537
8,708,168	8.000%, 10/1/2028	8,727,239

	Total	51,122,756
(See Notes which are an integral part of the Financial Statements)
February 29, 2000 (unaudited)
Portfolio of Investments

Government Income Fund (continued)

Principal Amount	Description	Value

	Mortgage-Backed Securities (continued)
	Government National Mortgage Association — 30.7%
$11,999,515	7.000%, 5/1/2029	$11,538,253
6,811,392	7.000%, 5/15/2029	6,528,310
11,453,557	7.000%, 6/15/2029	10,977,547
18,373,442	7.500%, 8/15/2025	18,063,645
16,474,559	7.500%, 12/15/2025	16,191,361
19,872,759	7.500%, 12/15/2029	19,493,984
11,722,957	8.000%, 10/15/2017	11,931,743
5,546,366	8.500%, 9/15/2028	5,676,373
1,122,340	9.500%, 10/15/2024	1,187,570
2,935	10.500%, 10/15/2000	2,954
3,730	11.000%, 11/15/2000	3,759

	Total	101,595,499

	Total Mortgage Backed Securities (identified cost $189,024,473)	183,997,367
	U.S. Treasury Securities — 24.8%
	U.S. Treasury Bond — 7.7%
25,000,000	6.250%, 5/15/2030	25,375,000
	U.S. Treasury Notes — 17.1%
10,000,000	(1)5.875%, 11/15/2004	9,710,200
25,000,000	(1)6.375%, 1/31/2002	24,925,000
22,000,000	(1)6.500%, 8/31/2001	22,007,480

	Total	56,642,680

	Total U.S. Treasury Securities (identified cost $81,967,734)	82,017,680

	Total Investments in Securities (identified cost $331,849,070)	325,780,640
	(2)Repurchase Agreement — 3.7%
12,345,626	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	12,345,626

	Total Investments (identified cost $344,194,696)	$338,126,266

Intermediate Bond Fund

Principal Amount	Description	Value

	Asset-Backed Securities — 14.6%
$9,000,000	Aircraft Finance Trust, Class C, 8.000%, 5/15/2024	$8,210,925
5,500,000	(6)ARG Funding Corp., Class A2, 5.88%, 5/20/2002	5,365,800
7,500,001	Bridgestone/Firestone Master Trust 1996-1, Class A, 6.17%, 7/1/2003	7,501,576
5,000,000	Citibank Credit Card Master Trust I 1999-7, Class A, 6.65%, 11/15/2006	4,873,600
4,420,351	(5)(6)DLJ Commercial Mortgage Corp. 1998-STF2, Class A1, 6.506%, 11/5/2000	4,422,075
6,000,000	(6)DLJ Leverage Loan Funding, LLC 1A, Class B1, 7.671%, 9/15/2005	5,737,500

Principal Amount	Description	Value

	Asset-Backed Securities (continued)
$ 7,750,000	First USA Credit Card Master Trust 1998-9, Class A, 5.28%, 9/18/2006	7,234,392
108,022	Green Tree Financial Corp. 1994-7, Class A4, 8.35%, 3/15/2020	$108,163
7,000,000	Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.81%, 11/15/2029	6,772,990
12,000,000	J.P. Morgan Commercial Mortgage Finance Corp. 1997-C5, Class A2, 7.069%, 9/15/2029	11,749,406
10,000,000	Metris Master Trust 1997-1, Class A, 6.87%, 11/20/2005	9,970,100
2,639,760	Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.30%, 3/25/2029	2,534,993
$12,000,000	TMS Home Equity Trust 1996-B, Class A7, 7.55%, 2/15/2020	12,015,720

	Total Asset-Backed Securities (identified cost $89,079,893)	86,497,240
	Collateralized Mortgage Obligations — 5.1%
5,000,000	(6)Criimi Mae CMBS Corp., 1998-1, Class A2, 6.009%, 2/20/2005	4,561,325
6,000,000	(6)Criimi Mae CMBS Corp., 1998-1, Class A3, 6.306%, 12/20/2007	5,211,558
6,111,333	Federal Home Loan Mortgage Corp., Series 1829, Class H, 6.50%, 10/15/2021	5,994,209
1,547,413	Federal Home Loan Mortgage Corp., Series 1834, Class A, 7.00%, 1/15/2020	1,545,897
9,923,198	Federal National Mortgage Association, Series 1997-17, Class PD, 7.00%, 4/18/2021	9,918,832
3,455,574	(6)Prudential Home Mortgage Securities 1992-B, Class 2B, 6.757%, 9/28/2008	3,331,156

	Total Collateralized Mortgage Obligations (identified cost $31,509,926)	30,562,977
	Corporate Bonds — 44.1%
	Banking — 2.7%
7,000,000	(5)(6)Old Kent Capital Trust I, 6.849%, 5/1/00	6,840,841
10,000,000	(5)(6)Skandinaviska Enskilda, Sub. Note, Series 6.50%, 6/4/2003	9,389,890

	Total	16,230,731
	Broker/Dealers — 3.0%
8,000,000	(5)Bear Stearns Cos., Inc., 7.00%, 1/15/2002	7,906,080
5,000,000	Lehman Brothers, Inc., Sr. Sub. Note, 7.50%, 8/1/2026	4,949,950
5,000,000	PaineWebber Group, Inc., Note, 6.45%, 12/1/2003	4,776,500

	Total	17,632,530
	Communication — 1.2%
7,000,000	WorldCom, Inc., Sr. Note, 6.125%, 8/15/2001	6,910,820
(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Bond Fund (continued)

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Computer Services — 0.8%
$5,000,000	Edison International, Note, 6.875%, 9/15/2004	$4,879,750
	Consumer Cyclicals — 3.8%
7,500,000	(1)DaimlerChrysler AG, Company Guarantee, 6.90%, 9/1/2004	7,317,750
5,000,000	Dayton-Hudson Corp., Unsecd. Note, 6.40%, 2/15/2003	4,877,900
10,000,000	Dayton-Hudson Corp., Unsecd. Note, 9.75%, 7/1/2002	10,526,800

	Total	22,722,450
	Finance — 11.5%
10,000,000	Aristar, Inc., Note, 6.30%, 10/1/2002	9,735,700
12,000,000	(5)(6)Credit Suisse, London, Sub. Note, 7.90%, 5/29/2049	11,377,104
4,000,000	FINOVA Capital Corp., Note, 6.25%, 11/1/2002	3,878,920
3,000,000	FINOVA Capital Corp., Note, 7.25%, 11/8/2004	2,940,660
10,400,000	(1)Ford Motor Credit Co., Bond, 6.70%, 7/16/2004	10,056,488
2,000,000	(1)Ford Motor Credit Co., Note, 7.375%, 10/28/2009	1,940,280
8,165,000	General Motors Acceptance Corp., Unsecd. Note, 7.00%, 6/6/2003	8,056,569
4,000,000	Household Netherlands BV, Company Guarantee, 6.20%, 12/1/2003	3,799,200
5,000,000	(5)MBNA Global Capital Securities, Jr. Sub. Deb., 6.849%, 2/1/2027	4,410,550
12,000,000	Sears Roebuck Acceptance Corp., Note, Series III, 7.01%, 9/19/2002	11,838,240

	Total	68,033,711
	Industrial — Defense — 1.0%
6,000,000	Lockheed Martin Corp., 7.95%, 12/1/2005	5,875,260
	Industrial Services — 7.7%
10,000,000	IMC Global, Inc., Deb., 6.875%, 7/15/2007	9,271,700
9,800,000	(6)Marlin Water Trust, Sr. Note, 7.09%, 12/15/2001	9,639,495
6,600,000	NRG Energy, Inc., Sr. Note, 7.50%, 6/1/2009	6,312,570
10,000,000	Tyco International Group, Company Guarantee, 5.875%, 11/1/2004	9,219,500
5,000,000	(1)Waste Management, Inc., Note, 6.625%, 7/15/2002	4,737,000
7,000,000	(5)WMX Technologies, Inc., Unsecd. Note, 7.70%, 10/1/2002	6,767,390

	Total	45,947,655

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Insurance — 3.0%
$5,000,000	(1)Conseco, Inc., Note, 6.80%, 6/15/2005	$4,593,300
10,000,000	(6)Florida Windstorm, Bond, 6.50%, 8/25/2002	9,689,600
4,000,000	(5)HSB Group, Inc., Company Guarantee, 6.95%, 7/15/2027	3,656,520

	Total	17,939,420
	Transportation — 2.3%
5,000,000	(6)American Trans Air, Series 8.039%, 1/15/2016	4,991,200
4,585,333	Continental Airlines, Inc., Pass Thru Cert., 6.541%, 9/15/2008	4,278,070
4,000,000	Delta Air Lines, Inc., Equip. Trust, Series 1993-A2, 10.50%, 4/30/2016	4,578,880

	Total	13,848,150
	Utility — 0.7%
4,000,000	(6)Potomac Capital Investment Corp., MTN, 7.55%, 11/19/2001	3,970,360
	Utilities-Electric — 2.7%
4,000,000	Korea Electric Power Corp., Deb., 6.00%, 12/1/2026	3,871,520
5,000,000	(1)Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	5,007,700
7,500,000	TXU Eastern Funding Co., Company Guarantee, 6.75%, 5/15/2009	6,906,450

	Total	15,785,670
	Utilities-Natural Gas — 1.2%
7,000,000	(5)TXU Gas Capital, 7.354%, 7/1/2028	6,814,010
	Utilities-Telephone — 2.5%
10,000,000	(1)BellSouth Capital Funding Corp., Note, 7.75%, 2/15/2010	10,058,400
5,000,000	(6)Vodafone AirTouch PLC, Note, 7.625%, 2/15/2005	5,012,450

	Total	15,070,850

	Total Corporate Bonds (identified cost $272,441,167)	261,661,367
	Corporate Notes — 6.4%
	Broker/Dealers — 3.6%
12,000,000	Bear Stearns Cos., Inc., Sr. Note, 6.75%, 5/1/2001	11,934,120
10,000,000	Lehman Brothers Holdings, Inc., Note, 6.625%, 4/1/2004	9,587,600

	Total	21,521,720
	Tobacco — 1.7%
10,000,000	Philip Morris Cos., Inc., Note, 7.25%, 9/15/2001	9,888,200
	Transportation — 1.1%
7,000,000	AMERCO, Sr. Note, 7.20%, 4/1/2002	6,816,880

	Total Corporate Notes (identified cost $38,987,280)	38,226,800

(See Notes which are an integral part of the Financial Statements)
February 29, 2000 (unaudited)
Portfolio of Investments

Intermediate Bond Fund (continued)

Principal Amount	Description	Value

	Government Agencies — 1.8%
	Federal Home Loan Bank — 1.8%
$5,000,000	5.43%, 11/17/2008	$4,367,250
6,500,000	5.58%, 8/17/2001	6,406,725

	Total Government Agencies (identified cost $11,565,695)	10,773,975
	Mortgage Backed Securities — 0.8%
	Federal Home Loan Mortgage Corporation — 0.0%
81,427	8.75%, 4/1/2001	81,939
	Federal National Mortgage Association — 0.8%
4,846,372	7.635%, 8/1/2011	4,819,111
	Total Mortgage Backed Securities (identified cost $5,307,615)	4,901,050

	U.S. Treasury Notes — 18.6%
4,265,000	(1)5.625%, 5/15/2008	3,996,561
5,000,000	(1)6.00%, 8/15/2004	4,882,550
17,000,000	(1)6.00%, 8/15/2009	16,358,590
15,000,000	(1)6.375%, 8/15/2002	14,937,300
10,000,000	(1)6.50%, 5/15/2005	9,932,000
20,000,000	(1)6.50%, 10/15/2006	19,791,400
10,000,000	(1)6.50%, 2/15/2010	10,062,500
10,000,000	(1)6.625%, 5/15/2007	9,965,900
10,000,000	(1)7.50%, 2/15/2005	10,344,200
10,000,000	(1)7.875%, 8/15/2001	10,191,500

	Total U.S. Treasury Notes (identified cost $111,774,474)	110,462,501

	Total Investments in Securities (identified cost $560,636,000)	543,085,910
	(2)Repurchase Agreement — 7.8%
46,592,394	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	46,592,394

	Total Investments (identified cost $607,258,394)	$589,678,304

Intermediate Tax-Free Fund

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals — 98.1%
	Arizona — 4.8%
$1,000,000	Maricopa County, AZ Community College District, GO UT Bonds (Series A), 6.00%, 7/1/2006	AA	$1,035,260
1,750,000	Maricopa County, AZ School District No. 28 Kyrene Elementary, GO UT Bonds (Series C), 4.60% (FGIC INS)/ (Original Issue Yield: 4.70%), 7/1/2011	Aaa	1,611,452

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Arizona (continued)
$2,000,000	Maricopa County, AZ Unified School District No. 41, Certificate Participation, 5.00% (FSA INS), 1/1/2002	AAA	$2,012,000

	Total		4,658,712
	Arkansas — 2.3%
2,470,000	Arkansas Development Finance Authority, Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020	AAA	2,181,899
	Colorado — 4.1%
1,950,000	Castle Rock Ranch, CO Public Improvement Authority, Revenue Bonds, 5.70%, 12/1/2006	AA	1,996,898
2,000,000	Interlocken Metro District, GO UT, 5.75% (Asset Guaranty LOC)/ (Original Issue Yield: 6.05%), 12/15/2019	AA	1,911,160

	Total		3,908,058
	Florida — 4.8%
1,500,000	Dade County, FL, Aviation Revenue Bonds, AMT, 5.00% (Miami International Airport)/(FSA INS), 10/1/2005	AAA	1,486,995
1,000,000	Florida Rural Utility Financing Comm., Refunding Revenue Bonds, 5.25% (Public Construction Projects) (GIC CDC Funding Corp.)/ (Original Issue Yield: 4.625%), 9/1/2001	MIG1	1,009,280
2,000,000	Lakeland Florida Electic & Water, Revenue Bond, (Series C), 6.05% (FSA LOC), 10/1/2010	AAA	2,123,500

	Total		4,619,775
(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Georgia — 6.9%
$1,000,000	Burke County, GA Development Authority, Pollution Control Revenue Bond, 6.25% (Oglethorpe Power Corp. Vogtle B)/ (MBIA INS), 1/1/2003	AAA	$1,037,510
4,000,000	Chatham County, GA School District, GO UT, 6.75%, 8/1/2019	AAA	4,306,640
1,370,000	Private Colleges & Universities Facilities of GA, Refunding Revenue Bonds (Series A), 5.25% (Mercer University Project)/ (Original Issue Yield: 5.08% 10/1/2014)	A3	1,290,047

	Total		6,634,197
	Hawaii — 1.0%
1,000,000	Hawaii State, GO UT Bonds (Series CA), 5.50% (Original Issue Yield: 6.00%), 1/1/2012	A+	995,620
	Illinois — 2.2%
1,000,000	Du Page, IL Water Commission, GO, Refunding Bond, 6.25% (Original Issue Yield: 6.45%), 3/1/2006	AAA	1,041,180
1,085,000	Waukegan, IL, GO UT Bonds, 6.40% (MBIA INS)/ (Original Issue Yield: 6.45%), 12/30/2004	AAA	1,125,905

	Total		2,167,085
	Iowa — 4.2%
1,050,000	Cedar Rapids, IA, GO UT Bonds (Series B), 5.20% (Original Issue Yield: 5.25%), 6/1/2007	Aaa	1,052,289
3,000,000	Iowa Finance Authority, Solid Waste Disposal Project, Revenue Bonds, 6.00% (Ipsco, Inc.), Mandatory Tender, 6/1/2027	NR	2,954,790

	Total		4,007,079

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Maryland — 4.2%
$4,000,000	Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.20%), 9/1/2002	AA	$4,032,600
	Massachusetts — 2.7%
2,500,000	Massachusetts State, (Series A), 6.00% (Original Issue Yield: 5.67%), 2/1/2014	AA-	2,586,875
	Minnesota — 1.0%
1,000,000	Minneapolis/St. Paul, MN Housing Authority, Refunding Revenue Bonds, 6.75%, (Group Health Plan, Inc. Project) 12/1/2013	BBB+	1,010,740
	Mississippi — 3.1%
3,000,000	Mississippi State, GO UT Bonds, 5.00%, 6/1/2004	AA	3,003,180
	Missouri — 1.1%
1,000,000	Missouri State Environmental Improvement & Energy Authority, Water Pollution Control State Revolving Fund Program, Revenue Bonds (Series B), 6.65%, 7/1/2006	Aa1	1,077,530
	Nevada — 1.5%
1,500,000	Las Vegas, NV, GO LT Sewer Refunding Revenue Bonds (Series B), 4.875% (MBIA INS)/ (Original Issue Yield: 5.05%), 1/1/2006	AAA	1,482,315
	New Jersey — 3.7%
3,500,000	New Jersey State Transportation Trust Fund Authority, Refunding Revenue Bonds, 5.50%, 6/15/2010	AA-	3,546,340
	New Mexico — 5.0%
775,000	Albuquerque, NM Educational Facilities, Refunding Revenue Bonds, 4.65% (Albuquerque Academy Project)/ (Original Issue Yield: 4.75%), 10/15/2014	AA-	677,769
(See Notes which are an integral part of the Financial Statements)
February 29, 2000 (unaudited)
Portfolio of Investments

Intermediate Tax-Free Fund (continued)

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	New Mexico (continued)
$715,000	Albuquerque, NM Educational Facilities, Refunding Revenue Bonds, 4.70% (Albuquerque Academy Project)/ (Original Issue Yield: 4.80%), 10/15/2015	AA-	$622,801
3,325,000	New Mexico State Highway Commission, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 5.37%), 6/15/2010	AA+	3,491,117

	Total		4,791,687
	New York — 7.2%
3,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Revenue Bonds, (Series A) 4.55% (General Electric Capital Corp.), 12/1/2018	AAA	2,996,340
1,500,000	New York State Environmental Facilities Corp., Pollution Control Revenue Bonds, 5.70% (Original Issue Yield: 5.75%), 6/15/2006	AA-	1,550,175
1,100,000	Oswego County, NY, GO UT, 6.70% (Original Issue Yield: 6.80%), 6/15/2010	A2	1,206,128
1,100,000	Oswego County, NY, GO UT, 6.70% (Original Issue Yield: 6.80%), 6/15/2011	A2	1,212,684

	Total		6,965,327
	North Carolina — 1.8%
1,750,000	New Hanover County, NC, GO UT, 5.30% (Robinson & Co. LOC), 11/1/2002	AA-	1,777,615
	Ohio — 6.0%
2,055,000	Cleveland, OH Parking Facilities, Revenue Bonds, 7.60% (United States Treasury PRF), 9/15/2003 (@102)	AAA	2,226,613

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Ohio (continued)
$1,000,000	Cleveland, OH Public Power System, Revenue Bonds, 7.00% (Original Issue Yield: 7.126%), 11/15/2017	AAA	$1,049,990
1,085,000	Ohio HFA, Mortgage Revenue Bonds, AMT, Residential A-1-RMK, 5.05% (GNMA COL), 9/1/2001	Aaa	1,091,966
1,365,000	Ohio HFA, Mortgage Revenue Bonds, AMT, Residential A-1-RMK, 5.15% (GNMA COL), 9/1/2002	Aaa	1,372,603

	Total		5,741,172
	Pennsylvania — 4.3%
4,000,000	Commonwealth of Pennsylvania, 6.00% (Original Issue Yield: 5.54%), 1/15/2012	AA	4,189,400
	South Carolina — 1.1%
1,055,000	South Carolina State, GO UT Bonds (Series B), 5.625%, 7/1/2011	AAA	1,077,756
	South Dakota — 1.6%
1,500,000	Heartland Consumers Power District, SD, Refunding Revenue Bonds, 5.90% (FSA INS)/(Original Issue Yield: 6.00%), 1/1/2004	AAA	1,553,250
	Tennessee — 3.9%
1,545,000	Johnson City, TN, GO UT Water & Sewer Refunding Bonds, 4.75% (FGIC INS)/ (Original Issue Yield: 4.85%), 6/1/2014	AAA	1,407,232
1,520,000	Johnson City, TN, GO UT Refunding Revenue Bonds, 4.75% (FGIC INS)/ (Original Issue Yield: 4.85%), 6/1/2014	AAA	1,355,703
1,000,000	Metropolitan Government Nashville & Davidson County, TN, UT GO Bonds, 6.15% (Original Issue Yield: 6.386%), 5/15/2025	AAA	1,047,300

	Total		3,810,235
(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Texas — 7.8%
$945,000	San Angelo, TX ISD, GO UT Bonds, 5.30% (PSFG GTD), 2/15/2007	AAA	$950,717
2,000,000	Tarrant County, TX HFDC, Revenue Bonds, 5.75% (Texas Health Resources System)/(MBIA INS), 2/15/2009	AAA	2,050,520
5,000,000	Trinity River Authority Texas Regional Wastewater System, (Series A) Refunding Revenue Bond, 5.00% (AMBAC INS)/(Original Issue Yield: 6.13%), 8/1/2016	AAA	4,482,250

	Total		7,483,487
	Utah — 4.2%
2,020,000	Jordan, UT School District, GO UT, 5.00%, 6/15/2003	AAA	2,035,049
1,000,000	Washington County, UT School District, GO UT, 5.00%, 3/1/2007	AAA	991,280
1,000,000	Washington County, UT School District, GO UT, 5.00%, 3/1/2008	AAA	987,690

	Total		4,014,019
	Virginia — 1.6%
1,500,000	Virginia State Housing Development Authority, Mortgage Revenue Bonds, AMT (Series A, Sub-Series A-1), 6.40%, 7/1/2002	AA+	1,527,345
	Washington — 4.3%
1,000,000	Port Longview, WA Industrial Development Corp., Solid Waste Disposal Revenue Bonds, 6.875% (Weyerhaeuser Co.), 10/1/2008	A	1,060,690
3,000,000	Snohomish County, WA School District No. 6, GO UT Refunding Bonds, 5.65% (FGIC INS), 12/1/2010	AAA	3,052,920

	Total		4,113,610

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Wisconsin — 1.7%
$1,650,000	Southeast WI, Professional Baseball Park District, Sales Tax Revenue Bonds, 5.45% (MBIA INS), 12/15/2012	AAA	$1,637,873

	Total Long-Term Municipals (identified cost $96,517,704)		94,594,781
	Mutual Funds — 4.5%
2,883,829	Federated Tax-Free Obligations Fund		2,883,829
1,415,921	Fidelity Tax Exempt Money Market		1,415,921

	Total Mutual Funds (shares at net asset value)		4,299,750

	(8)Total Investments (identified cost $100,817,454)		$98,894,531

Short-Term Income Fund

Principal Amount	Description	Value

	Asset-Backed Securities — 16.3%
$33,799	(6)AFC Home Equity Loan Trust 1993-2, Class A, 6.00%, 1/20/2013	$32,819
1,350,000	ANRC Auto Owner Trust, Class A3, 6.75%, 12/15/2003	1,342,940
3,000,000	(6)ARG Funding Corp., Class A2, 5.88%, 5/20/2002	2,926,800
1,189,280	Capital Asset Research Funding 1997-A, Class A, 6.40%, 12/15/2004	1,180,920
713,689	CPS Auto Grantor Trust 1997-2, Class A, 6.65%, 10/15/2002	714,595
1,768,140	(5)(6)DLJ Commercial Mortgage Corp., 1998-STF2, Class A1, 6.506%, 11/5/2000	1,768,830
2,000,000	DLJ Leverage Loan Funding, LLC, Class B1, 7.670%, 9/15/2005	1,912,500
3,000,000	Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.81%, 11/15/2029	2,902,710
321,753	New York City Tax Lien, Class B, 6.56%, 5/25/2005	319,993
175,478	Olympic Automobile Receivables Trust 1995-B, Class A2, 7.35%, 10/15/2001	175,661
1,319,880	Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.30%, 3/25/2029	1,267,496
3,000,000	(6)Regional Jet Equipment Trust, Note, 7.771%, 9/5/2004	3,003,090
(See Notes which are an integral part of the Financial Statements)
February 29, 2000 (unaudited)
Portfolio of Investments

Short-Term Income Fund (continued)

Principal Amount	Description	Value

	Asset-Backed Securities (continued)
$878,897	TMS Home Equity Trust Series 1992-D2, Class A3, 7.55%, 1/15/2018	$869,633
3,730,900	UCFC Home Equity Loan 1995- A1, Class A5, 8.55%, 1/10/2020	3,753,602

	Total Asset-Backed Securities (identified cost $22,699,860)	22,171,589
	Collateralized Mortgage Obligations — 11.9%
	Federal Home Loan Mortgage Corp. — 1.9%
1,946,251	6.05%, 9/15/2020, Series 1818, Class A	1,899,930
644,756	7.00%, 1/15/2020, Series 1834, Class A	644,124

	Total	2,544,054
	Other Financial — 10.0%
4,000,000	(6)Criimi Mae CMBS Corp., 1998-1, Class A2, 6.009%, 2/20/2005	3,649,060
5,000,000	DLJ Commercial Mortgage Corp., 1998-STFI, Class A3, 6.445%, 1/8/2011	4,997,975
228,945	Independent National Mortgage Corp., Series 1995-A, Class A1, 7.25%, 11/25/2010	228,454
757,594	PNC Mortgage Securities Corp., 1994-1, Class T7, 6.00%, 2/25/2024	741,105
2,069,888	Sasco Commercial Mortgage 1998-C3A, Class A1B, 6/25/2000	2,072,714
2,014,175	Securitized Asset Sales, Inc., Series 1995-4, Class A5, 7.25%, 11/25/2025	1,919,237

	Total	13,608,545

	Total Collateralized Mortgage Obligations (identified cost $16,508,032)	16,152,599
	Mortgage-Backed—PassThrough Securities — 7.2%
	Federal Home Loan Mortgage Corporation — 1.0%
310,500	9.00%, 7/1/2014	317,390
939,207	11.00%, 8/1/2019	1,015,809

	Total	1,333,199
	Federal National Mortgage Association — 6.2%
375,495	8.00%, 8/1/2007	379,250
1,443,932	8.00%, 5/1/2008	1,460,624
461,558	9.00%, 7/1/2009	471,800
319,968	9.00%, 1/1/2015	329,967
536,978	9.50%, 12/1/2024	561,142
931,942	9.50%, 1/1/2025	973,879
757,617	9.50%, 1/1/2025	791,709
590,536	9.50%, 1/1/2025	617,110
452,520	10.00%, 7/1/2020	481,653

Principal Amount	Description	Value

	Mortgage-Backed—PassThrough Securities (continued)
	Federal National Mortgage Association (continued)
$822,434	10.50%, 1/1/2022	$894,143
1,429,040	11.00%, 12/1/2015	1,538,904

	Total	8,500,181

	Total Mortgage-Backed—Pass Through Securities (identified cost $10,095,161)	9,833,380
	Corporate Bonds — 45.2%
	Banking — 2.8%
4,000,000	(5)(6)Skandinaviska Enskilda, Sub. Note, 6.50%, 6/4/2003	3,755,956
	Broker/Dealers — 5.8%
2,000,000	Donaldson, Lufkin and Jenrette Securities Corp., Note, 6.00%, 12/1/2001	1,947,880
3,000,000	Lehman Brothers Holdings, Inc., FRN, 6.421%, 9/3/2002	2,989,200
3,000,000	Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001	2,989,500

	Total	7,926,580
	Communication — 1.4%
2,000,000	WorldCom, Inc., Sr. Note, 6.125%, 8/15/2001	1,974,520
	Domestic & International Oil — 1.8%
2,500,000	Occidental Petroleum Corp., Note, 6.40%, 4/1/2003	2,394,525
	Energy — 1.5%
2,000,000	Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	2,003,080
	Finance — 6.9%
2,700,000	FINOVA Capital Corp., Note 6.25%, 11/1/2002	2,618,271
1,000,000	Firstar Corp., 6.35%, 7/13/2001	988,500
5,000,000	(6)Household Capital Trust III, Company Guarantee, 6.53125%, 6/26/2004	4,918,285
1,000,000	(5)MBNA Global Capital Securities, Jr. Sub. Deb., 6.8488%, 5/1/2000	882,110

	Total	9,407,166
	Industrial — 5.5%
3,000,000	IMC Global, Inc., Note, 6.625%, 10/15/2001	2,944,680
2,400,000	Marlin Water Trust, Sr. Note, 7.09%, 12/15/2001	2,360,693
1,500,000	Tyco International Group, Company Guarantee, 6.125%, 6/15/2001	1,477,080
750,000	WMX Technologies, Inc., Note, 6.70%, 5/1/2001	731,798

	Total	7,514,251
	Insurance — 9.4%
3,000,000	Conseco, Inc., Note, 6.40%, 6/15/2001	2,941,080
3,000,000	Conseco, Inc., Note, 8.50%, 10/15/2002	3,008,850

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund (continued)

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Insurance (continued)
$3,250,000	(6)Florida Windstorm Under, Bond, 6.50%, 8/25/2002	$3,149,120
4,000,000	(5)HSB Group, Inc., Company Guarantee, 6.95%, 4/17/2000	3,656,520

	Total	12,755,570
	Natural Gas — 2.1%
3,000,000	TXU Capital, 7.354%, 4/3/2000	2,920,290
	Real Estate — 2.1%
3,000,000	EOP Operating LP, Sr. Note, 6.375%, 2/15/2003	2,887,920
	Transportation — 2.2%
3,000,000	AMERCO, Sr. Note, 7.20%, 4/1/2002	2,921,520
	Utility — 3.7%
4,000,000	NRG Northeast Generating, LLP, Note, Series A, 8.065%, 12/15/2004	4,021,960
1,000,000	(6)Potomac Capital Investment Corp., MTN, 7.55%, 11/19/2001	992,590

	Total	5,014,550
	Total Corporate Bonds (identified cost $62,824,621)	61,475,928
	Government Agencies — 1.0%
	Federal Home Loan Bank — 1.0%
700,000	Federal Home Loan Bank System, Bond, Series 121, 5.25%, 4/25/2002	677,845
700,000	Federal Home Loan Bank System, Note, 5.50%, 8/13/2001	688,534

	Total	1,366,379

	Total Government Agencies (identified cost $1,391,861)	1,366,379
	U.S. Treasury — 5.2%
7,000,000	United States Treasury Note, 7.50%, 11/15/2001 (identified cost $7,211,094)	7,106,260

	Total Investments in Securities (identified cost $120,730,629)	118,106,135
	(2)Repurchase Agreement — 12.8%
17,429,943	Lehman Brothers, Inc., 5.68%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	17,429,943

	Total Investments (identified cost $138,160,572)	$135,536,078

Money Market Fund

Principal Amount	Description	Value

	Certificate Of Deposit—0.8%
	Banking — 0.8%
$15,000,000	Commerzbank AG, NY, 5.295%, 5/19/2000	$14,998,283
	(9)Commercial Paper — 16.7%
	Aerospace & Related — 2.5%
48,000,000	General Dynamics Corp., 5.900% - 5.970%, 3/24/2000 - 3/31/2000	47,792,201
	Asset-Backed — 4.9%
30,000,000	Thames Asset Global, 5.890%, 4/6/2000	29,823,300
63,357,000	Thunder Bay Funding, Inc., 5.920% - 5.950%, 3/3/2000 - 4/10/2000	63,127,306

	Total	92,950,606
	Banking — 5.1%
22,500,000	Spintab-Swedmortgage AB, 5.910%, 4/13/2000	22,341,169
75,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 5.830%, 3/1/2000	75,000,000

	Total	97,341,169
	Broker/Dealers — 2.6%
50,000,000	Credit Suisse First Boston, 5.950%, 6/7/2000	49,190,139
	Financial Services — 1.6%
30,000,000	General Electric Capital Services, 5.970%, 3/9/2000	29,960,200

	Total Commercial Paper	317,234,315
	Corporate Bonds — 9.4%
	Asset-Backed — 3.4%
10,000,000	Asset Backed Capital Financial Corp., Class A, 5.900%, 8/8/2000	10,000,000
20,000,000	Beta Finance, Inc., 6.630%, 1/23/2001	20,000,000
10,000,000	CC (USA), Inc., 5.670%, 6/21/2000	10,000,000
25,000,000	Centaur Corp., 5.330%, 3/6/2000	25,000,000

	Total	65,000,000
	Automotive — 0.9%
17,000,000	Ford Capital BV, 9.500%, 8/9/2000	17,237,802
	Personal Credit — 0.8%
15,000,000	Ford Motor Credit Co., 7.020%, 10/10/2000	15,078,287
	Short-Term Business Credit — 0.7%
12,500,000	CIT Group, Inc., 5.800%, 7/20/2000	12,487,735
	Telecommunications — 3.6%
60,000,000	GTE Corp., 6.140%, 12/11/2000	59,963,526
7,825,000	SBC Communications, Inc., 6.500%, 8/15/2000	7,838,354

	Total	67,801,880

	Total Corporate Bonds	177,605,704

(See Notes which are an integral part of the Financial Statements)
February 29, 2000 (unaudited)
Portfolio of Investments

Money Market Fund (continued)

Principal Amount	Description	Value

	Variable-Rate Notes — 52.8%
	Asset-Backed — 1.6%
$30,000,000	Syndicated Loan Funding Trust, 6.025%, 3/15/2000	$30,000,000
	Banking — 10.3%
25,000,000	Allfirst Bank, 6.030%, 4/26/2000	24,990,616
50,000,000	Bank One Corp., 6.110%, 5/18/2000	49,996,782
30,000,000	First Union National Bank, 6.160%, 5/17/2000	30,000,000
75,000,000	SMM Trust, Series 1999A-1, 6.150%, 3/13/2000	75,000,000
15,000,000	Union Bank of California, 6.120%, 4/16/2000	15,000,824

	Total	194,988,222
	Broker/Dealers — 8.3%
75,000,000	Goldman Sachs Group, Inc., 6.120%, 9/11/2000	75,000,000
35,000,000	J.P. Morgan & Co., Inc., 5.866%, 3/1/2000	35,000,000
25,000,000	Merrill Lynch & Co., Inc., 6.054%, 4/3/2000	25,000,593
22,000,000	Morgan Stanley Dean Witter & Co., 6.496%, 3/15/2000	22,009,127

	Total	157,009,720
	Diversified Manufacturing — 0.3%
5,000,000	Danaher Corp., 5.905%, 3/1/2000	5,000,000
	Financial Services — 2.9%
55,514,855	Conseco Finance Trust, (Series 1999-B) Class A, 6.045%, 3/10/2000	55,514,855
	Foreign Banks — 4.0%
75,000,000	(6)Northern Rock PLC, 6.111%, 3/14/2000	75,000,000
	Insurance — 13.4%
40,000,000	American General Corp., 6.090%, 5/18/2000	40,000,000
40,000,000	Commonwealth Life Insurance, 6.190%, 3/1/2000	40,000,000

Principal Amount	Description	Value

	Variable-Rate Notes (continued)
	Insurance (continued)
$10,000,000	Diversified Financial Products, 6.210%, 4/1/2000	$10,000,000
40,000,000	Jackson National Life Insurance Co., 6.060%, 5/1/2000	40,000,000
50,000,000	Metropolitan Life Insurance Co., 6.100%, 3/1/2000	50,000,000
25,000,000	Monumental Life Insurance Co., 6.074%, 3/6/2000	25,000,000
50,000,000	Travelers Insurance Co., 6.041%, 4/1/2000	50,000,000

	Total	255,000,000
	Mortgage Banking — 1.3%
25,000,000	(6)Homeside Lending, Inc., 6.290%, 5/16/2000	25,010,371
	Personal Credit — 6.8%
75,000,000	American Honda Finance Corp., 6.028%, 4/24/2000	74,993,424
25,000,000	Ford Motor Credit Corp., 6.058%, 5/18/2000	24,990,592
30,200,000	Toyota Motor Credit Corp., 6.124% - 6.125%, 3/7/2000 - 6/17/2000	30,189,490

	Total	130,173,506
	Short-Term Business Credit — 3.9%
$74,000,000	Heller Financial, Inc., 6.151%, 5/17/2000	$74,000,000

	Total Variable-Rate Notes	1,001,696,674

	Total Investments in Securities	1,511,534,976
	(2)Repurchase Agreement — 20.1%
380,748,209	Lehman Brothers, Inc., 5.680%, dated 2/29/2000, due 3/1/2000	380,748,209

	Total Investments (at amortized cost)	$1,892,283,185

(See Notes which are an integral part of the Financial Statements)

Notes to Portfolios of Investments

The categories of investments are shown as a percentage of net assets at February 29, 2000.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(2)	The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on current market prices.

(3)	Non-income producing.

(4)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(5)	Current rate and next demand date shown.

(6)
Securities exempt from registration under the Securities Act of 1933, as amended and may only be sold to dealers and other exempt investors. These securities have been determined to be liquid according to guidelines established by the Funds’ board of directors.

(7)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(8)	Securities that are subject to alternative minimum tax represent 11.4% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(9)	Each issue shows the rate of discount at the time of purchase.

The following acronyms are used throughout this report:

ADR—American Depositary Receipt
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
COL—Collateralized
FGIC—Financial Guaranty Insurance Company
FRN—Floating Rate Note
FSA—Financial Security Assurance
GDR—Global Depositary Receipt
GIC—Guaranteed Investment Contract
GNMA—Government National Mortgage Association
GO—General Obligation
GTD—Guaranteed

HFA—Housing Finance Authority
HFDC—Health Facility Development Corporation
INS—Insured
ISD—Independent School District
LOC—Letter of Credit
LT—Limited Tax
MBIA—Municipal Bond Investors Assurance
MTN—Medium Term Note
PRF—Prerefunded
PSFG—Permanent School Fund Guarantee
UT—Unlimited Tax

Marshall	Cost of Investments for Federal Tax Purposes		Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
Equity Income Fund	$ 387,328,070		$17,889,533	$ 53,697,570	$35,808,037	$ 406,907,564
Large-Cap Growth & Income Fund	299,186,911		143,606,304	158,547,582	14,941,278	438,096,501
Mid-Cap Value Fund	95,180,937		738,502	11,345,576	10,607,074	99,340,107
Mid-Cap Growth Fund	285,132,718		237,790,353	243,099,407	5,309,054	519,093,003
Small-Cap Growth Fund	93,488,339		78,665,553	82,555,365	3,889,812	172,222,160
International Stock Fund	324,597,326		146,637,860	151,149,236	4,511,376	478,181,384
Government Income Fund	344,194,696		(6,068,430)	178,057	6,246,487	330,730,185
Intermediate Bond Fund	607,258,394		(17,580,090)	397,135	17,977,225	593,748,565
Intermediate Tax-Free Fund	100,817,454		(1,922,923)	248,415	2,171,338	96,454,538
Short-Term Income Fund	138,160,572		(2,624,494)	84,607	2,709,101	136,124,068
Money Market Fund	1,892,283,185	*	—	—	—	1,896,544,234

* at amortized cost
(See Notes which are an integral part of the Financial Statements)

[THIS PAGE INTENTIONALLY LEFT BLANK ]
February 29, 2000 (unaudited)
Statements of Assets and Liabilities

	Equity Income Fund	Large-Cap Growth & Income Fund		Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund

Assets:
Investments in securities, at value	$397,910,386	$430,661,473		$83,938,180	$493,967,901	$166,554,917
Investments in repurchase agreements	7,307,217	12,131,742		11,981,259	28,955,170	5,598,975
Short-term investments held as collateral for securities lending	20,460,852	50,574,358		7,229,400	94,616,900	—
Cash	—	—		—	—	—
Cash denominated in foreign currencies (identified cost, $2,730,381)	—	—		—	—	—
Income receivable	1,474,205	409,007		77,617	54,661	17,583
Receivable for investments sold	3,261,531	—		3,504,704	2,400,078	—
Net receivable for foreign currency exchange contracts	—	—		—	—	—
Receivable for daily variation margin	—	—		54,675	715,000	286,002
Deferred organizational costs	—	—		—	—	11,272

Total assets	430,414,191	493,776,580		106,785,835	620,709,710	172,468,749
Liabilities:
Payable to Bank	82,098	44,069		941	32,821	16,627
Payable for shares redeemed	—	—		—	—	—
Income distribution payable	—	—		—	—	—
Payable for investments purchased	2,522,100	4,595,990		132,990	6,461,565	19,200
Payable for securities lending	20,460,852	50,574,358		7,229,400	94,616,900	—
Accrued expenses	441,577	465,662		82,397	505,421	210,762

Total liabilities	23,506,627	55,680,079		7,445,728	101,616,707	246,589

Total Net Assets	$406,907,564	$438,096,501		$99,340,107	$519,093,003	$172,222,160

Net Assets Consist of:
Paid-in-capital	385,087,899	273,878,275		95,624,601	231,924,018	90,502,376
Net unrealized appreciation (depreciation) on investments, collateral, futures contracts and foreign currency translation	17,889,533	143,606,304		800,261	241,843,422	80,490,901
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	4,057,995	20,326,469		2,932,311	46,683,788	1,904,905
Undistributed net investment income/(net operating loss)	(127,863)	285,453		(17,066)	(1,358,225)	(676,022)

Total Net Assets	$406,907,564	$438,096,501		$99,340,107	$519,093,003	$172,222,160

Net Asset Value, Offering Price, and Redemption Proceeds Per Share
Class Y Shares:
Net Asset Value and Redemption proceeds Per Share	$12.69	$17.10		$8.89	$28.03	$21.49
Offering Price Per Share	$12.69	$17.10		$8.89	$28.03	$21.49
Class A Shares:
Net Asset Value and Redemption proceeds Per Share	$12.69	$17.10		$8.89	$28.03	$21.49
Offering Price Per Share	$13.46 *	$18.14	*	$9.43 *	$29.74 *	$22.80 *
Class I Shares:
Net Asset Value and Redemption proceeds Per Share	—	—		—	—	—
Offering Price Per Share	—	—		—	—	—
Net Assets:
Class Y Shares:	$405,554,576	$436,222,764		$98,693,131	$517,701,842	$170,880,355
Class A Shares:	1,352,988	1,873,737		646,976	1,391,161	1,341,805
Class I Shares:	—	—		—	—	—

Total Net Assets	$406,907,564	$438,096,501		$99,340,107	$519,093,003	$172,222,160

Shares Outstanding:
Class Y Shares	31,963,248	25,517,362		11,104,085	18,468,229	7,952,127
Class A Shares	106,632	109,607		72,788	49,630	62,443
Class I Shares	—	—		—	—	—

Total shares outstanding ($0.0001 par value)	32,069,880	25,626,969		11,176,873	18,517,859	8,014,570

Investments, at identified cost	$387,328,070	$299,186,911		$95,180,937	$285,132,718	$ 93,488,339

Investments, at tax cost	$387,328,070	$299,186,911		$95,180,937	$285,132,718	$ 93,488,339

*	Computation of offering price per share 100/94.25 of net asset value.

**	Computation of offering price per share 100/95.25 of net asset value.
(See Notes which are an integral part of the Financial Statements)

  Marshall Funds

International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund

$471,235,186	$325,780,640	$543,085,910	$ 98,894,531	$118,106,135	$1,511,534,976

—	12,345,626	46,592,394	—	17,429,943	380,748,209

—	57,937,500	144,818,479	—	—	—
356	—	—	—	—	—

2,695,094	—	—	—	—	—
491,660	2,772,620	7,479,320	1,278,370	1,438,960	14,369,925
9,822,073	17,644,544	—	253,266	—	—

119,888	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

484,364,257	416,480,930	741,976,103	100,426,167	136,975,038	1,906,653,110

—	—	85,421	—	96,985	1,050,888
36,318	—	—	—	—	—
—	1,711,322	2,956,742	337,014	703,876	8,323,979
5,570,891	25,874,871	—	3,602,925	—	—
—	57,937,500	144,818,479	—	—	—
575,664	227,052	366,896	31,690	50,109	734,009

6,182,873	85,750,745	148,227,538	3,971,629	850,970	10,108,876

$478,181,384	$330,730,185	$593,748,565	$ 96,454,538	$136,124,068	$1,896,544,234

311,188,430	349,578,786	639,239,512	99,985,401	144,073,777	1,896,544,234

146,523,886	(6,068,430)	(17,580,090)	(1,922,923)	(2,624,494)	—

25,640,865	(12,780,171)	(27,910,857)	(1,607,940)	(5,325,215)	—

(5,171,797)	—	—	—	—	—

$478,181,384	$330,730,185	$593,748,565	$ 96,454,538	$136,124,068	$1,896,544,234

$18.69	$9.04	$9.08	$9.65	$9.33	$1.00
$18.69	$9.04	$9.08	$9.65	$9.33	$1.00

$18.69	$9.04	$9.08	—	—	$1.00
$19.83 *	$9.49**	$9.53 **	—	—	$1.00

$18.69	—	—	—	—	—
$18.69	—	—	—	—	—

$378,097,040	$329,725,673	$592,172,949	$ 96,454,538	$136,124,068	$1,736,011,788
1,266,842	1,004,512	1,575,616	—	—	160,532,446
98,817,502	—	—	—	—	—

$478,181,384	$330,730,185	$593,748,565	$ 96,454,538	$136,124,068	$1,896,544,234

20,226,035	36,455,615	65,190,259	9,997,156	14,584,832	1,736,011,788
67,794	111,066	173,454	—	—	160,532,446
5,286,195	—	—	—	—	—

25,580,024	36,566,681	65,363,713	9,997,156	14,584,832	1,896,544,234

$324,597,326	$344,194,696	$607,258,394	$100,817,454	$138,160,572	$1,892,283,185

$324,597,326	$344,194,696	$607,258,394	$100,817,454	$138,160,572	$1,892,283,185

Six Months Ended February 29, 2000 (unaudited)
Statements of Operations

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund

Investment Income:
Interest income	$ 600,031	$ 967,751	$ 239,341	$ 668,881	$ 312,449
Dividend income	6,226,965	2,137,583	802,998	221,114	48,200

Total income	6,826,996	3,105,334	1,042,339	889,995	360,649
Expenses:
Investment adviser fee	1,860,493	1,621,902	438,990	1,402,620	634,601
Directors’ fees	3,980	4,229	4,229	3,980	3,980
Administrative fees	209,995	190,304	51,308	173,148	89,119
Custodian fees	37,238	34,057	11,706	31,133	12,692
Portfolio accounting fees	52,041	47,289	26,971	43,631	27,315
Transfer and dividend disbursing agent fees	62,160	80,531	57,385	79,056	77,406
Shareholder services fees—
Class Y Shares	618,662	538,794	145,627	466,633	157,724
Class A Shares	1,503	1,840	703	909	926
Registration fees	9,603	14,015	7,087	16,966	10,417
Auditing fees	6,374	6,374	6,374	6,374	6,374
Legal fees	2,686	1,990	1,597	2,239	1,990
Printing and postage	6,219	5,971	9,249	6,468	6,717
Insurance premiums	1,891	1,144	747	896	995
Distribution services fees—
Class A Shares	1,503	1,840	703	909	926
Miscellaneous	16,214	14,662	3,744	14,167	6,415

Total expenses	2,890,562	2,564,942	766,420	2,249,129	1,037,597
Deduct—
Waiver of investment adviser fee	—	—	—	—	—
Waiver of shareholder services fees—
Class Y Shares	—	—	—	—	—
Class A Shares	(1,503)	(1,840)	(703)	(909)	(926)

Total Waivers	(1,503)	(1,840)	(703)	(909)	(926)
Net expenses	2,889,059	2,563,102	765,717	2,248,220	1,036,671

Net investment income (net operating loss)	3,937,937	542,232	276,622	(1,358,225)	(676,022)
Realized and Unrealized Gain (Loss) on Investments, Collateral, Foreign Currency and Futures Contracts:
Net realized gain (loss) on investment transactions (identified cost basis)	4,861,356	19,411,782	3,165,378	44,655,896	2,939,293
Net realized gain (loss) on futures contracts (identified cost basis)	(804,342)	937,215	162,840	3,310,209	593,838
Net realized loss on foreign currency contracts	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, collateral, futures contracts and foreign currency translation	(90,012,050)	(6,476,501)	(15,648,314)	174,978,138	75,454,526

Net realized and unrealized gain (loss) on investments, collateral, foreign currency and futures contracts	(85,955,036)	13,872,496	(12,320,096)	222,944,243	78,987,657

Change in net assets resulting from operations	$(82,017,099)	$14,414,728	($12,043,474)	$221,586,018	$78,311,635

(1)	Net of Foreign taxes withheld of $138,484.
(See Notes which are an integral part of the Financial Statements)

  Marshall Funds

International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund

$ 395,820	$11,448,431	$20,558,485	$2,516,122	$4,664,772	$52,864,731
733,730(1)	—	—	—	—	—

1,129,550	11,448,431	20,558,485	2,516,122	4,664,772	52,864,731

1,784,787	1,198,956	1,790,909	305,162	414,856	4,513,359
2,713	3,957	3,981	3,980	4,229	4,229
170,381	135,292	250,314	40,521	57,139	744,065
101,940	28,418	42,280	10,172	13,828	102,699
52,250	42,692	52,848	26,568	23,715	84,764

112,020	47,155	35,903	14,662	26,419	160,283
		—			—
371,600	398,599	744,529	127,151	172,857	166,920
985	1,052	1,683	—	—	13,614
15,262	9,889	11,999	7,034	8,217	30,205
8,234	6,374	6,374	6,374	6,374	6,872
3,978	2,487	2,487	1,990	1,494	3,333
8,117	6,468	6,717	6,468	6,717	6,817
994	1,244	1,990	647	747	81,115

985	1,052	1,683	—	—	204,213
7,589	7,601	18,232	3,579	4,483	10,150

2,641,835	1,891,236	2,971,929	554,308	741,075	6,132,638

(34,809)	(159,861)	(179,091)	(131,170)	(235,085)	(2,256,679)

—	(366,712)	(684,967)	(116,979)	(159,028)	—
(985)	(1,052)	(1,683)	—	—	—

(35,794)	(527,625)	(865,741)	(248,149)	(394,113)	(2,256,679)
2,606,041	1,363,611	2,106,188	306,159	346,962	3,875,959

(1,476,491)	10,084,820	18,452,297	2,209,963	4,317,810	48,988,772

30,434,397	(5,632,691)	(3,186,173)	(1,186,926)	(237,098)	—

—	—	—	—	—	—

(1,907,764)	—	—	—	—	—

116,162,941	(327,886)	(2,853,982)	(988,074)	(881,456)	—

144,689,574	(5,960,577)	(6,040,155)	(2,175,000)	(1,118,554)	—

$143,213,083	$ 4,124,243	$12,412,142	$ 34,963	$3,199,256	$48,988,772

Statements of Changes in Net Assets

	Equity Income Fund		Large-Cap Growth & Income Fund

	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999
Increase (Decrease) in Net Assets
Operations—
Net investment income (net operating loss)	$ 3,937,937	$ 9,248,983	$ 542,232	$ 1,179,785
Net realized gain (loss) on investment transactions	4,861,356	43,055,381	19,411,782	21,925,688
Net realized gain (loss) on futures contracts	(804,342)	—	937,215	3,576,508
Net realized gain (loss) on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments, collateral, futures contracts and foreign currency translation	(90,012,050)	72,705,877	(6,476,501)	81,285,328

Change in net assets resulting from operations	(82,017,099)	125,010,241	14,414,728	107,967,309

Distributions to Shareholders—
Dividends to shareholders from net investment income
Class Y Shares	(4,315,987)	(9,616,451)	(454,676)	(1,225,905)
Class A Shares	(9,984)	(1,539)	(1,291)	(125)
Class I Shares	—	—	—	—
Distributions to shareholders from net realized gain on investments
Class Y Shares	(42,936,447)	(33,129,352)	(23,537,005)	(16,057,392)
Class A Shares	(111,257)	—	(83,328)	—
Class I Shares	—	—	—	—

Change in net assets from distributions to shareholders	(47,373,675)	(42,747,342)	(24,076,300)	(17,283,422)

Capital Stock Transactions—
Proceeds from sale of shares	27,595,299	62,127,664	36,738,688	68,746,185
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	9,150,163	—
Net asset value of shares issued to shareholders in payment of distributions declared	44,207,775	36,072,765	23,275,895	16,617,460
Cost of shares redeemed	(73,554,964)	(101,277,886)	(29,349,402)	(42,926,207)

Change in net assets from capital stock transactions	(1,751,890)	(3,077,457)	39,815,344	42,437,438

Change in net assets	(131,142,664)	79,185,442	30,153,772	133,121,325
Net Assets:
Beginning of period	538,050,228	458,864,786	407,942,729	274,821,404

End of period	$406,907,564	$538,050,228	$438,096,501	$407,942,729

Undistributed net investment income included in net assets at end of period	$ (127,863)	$ 260,171	$ 285,453	$ 199,188

(See Notes which are an integral part of the Financial Statements)

  Marshall Funds

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund		Government Income Fund

Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999

$ 276,622	$ 1,260,293	$ (1,358,225)	$ (1,872,909)	$ (676,022)	$ (894,516)	$ (1,476,491)	$ 1,470,281	$ 10,084,820	$ 17,052,816
3,165,378	14,240,749	44,655,896	27,484,765	2,939,293	1,267,142	30,434,397	27,402,838	(5,632,691)	(5,532,998)
162,840	—	3,310,209	2,139,745	593,838	1,241,740	—	—	—	—
—	—	—	—	—	—	(1,907,764)	(1,420,206)	—	—

(15,648,314)	11,987,900	174,978,138	73,510,212	75,454,526	20,790,088	116,162,941	21,406,193	(327,886)	(10,156,936)

(12,043,474)	27,488,942	221,586,018	101,261,813	78,311,635	22,404,454	143,213,083	48,859,106	4,124,243	1,362,882

(462,773)	(1,460,404)	—	—	—	—	(2,736,198)	(4,598,552)	(9,931,931)	(17,129,836)
(2,133)	(311)	—	—	—	—	(8,345)	—	(26,092)	(4,991)
—	—	—	—	—	—	(821,256)	—	—	—

(14,371,587)	(11,609,645)	(28,643,051)	(12,958,800)	(3,312,795)	(187,364)	(22,691,202)	—	—	—
(74,697)	—	(59,592)	—	(19,849)	—	(67,976)	—	—	—
—	—	—	—	—	—	(6,273,934)	—	—	—

(14,911,190)	(13,070,360)	(28,702,643)	(12,958,800)	(3,332,644)	(187,364)	(32,598,911)	(4,598,552)	(9,958,023)	(17,134,827)

10,968,034	16,163,437	95,146,965	91,239,828	42,324,225	48,531,026	401,384,976	220,340,936	122,460,634	101,047,566

—	—	—	—	—	—	—	—	—	—

14,460,692	12,077,431	28,303,949	12,799,676	3,289,762	185,274	30,622,693	2,562,588	5,013,237	10,213,574
(28,064,852)	(48,348,363)	(94,768,643)	(82,203,575)	(51,756,486)	(47,405,727)	(335,184,183)	(221,668,862)	(108,947,767)	(57,763,948)

(2,636,126)	(20,107,495)	28,682,271	21,835,929	(6,142,499)	1,310,573	96,823,486	1,234,662	18,526,104	53,497,192

(29,590,790)	(5,688,913)	221,565,646	110,138,942	68,836,492	23,527,663	207,437,658	45,495,216	12,692,324	37,725,247

128,930,897	134,619,810	297,527,357	187,388,415	103,385,668	79,858,005	270,743,726	225,248,510	318,037,861	280,312,614

$ 99,340,107	$128,930,897	$519,093,003	$297,527,357	$172,222,160	$103,385,668	$478,181,384	$270,743,726	$330,730,185	$318,037,861

$ (17,066)	$ 171,218	$ (1,358,225)	—	$ (676,022)	—	$ (5,171,797)	$ (129,507)	—	$ (126,797)

Statements of Changes in Net Assets

	Intermediate Bond Fund

	Six Months Ended February 29, 2000 (unaudited)	Year Ended August 31, 1999
Increase (Decrease) in Net Assets Operations—
Net investment income (net operating loss)	$ 18,452,297	$ 34,735,372
Net realized gain (loss) on investment transactions	(3,186,173)	(2,982,509)
Net change in unrealized appreciation (depreciation) of investments, collateral, futures contracts and foreign currency translation	(2,853,982)	(24,215,629)

Change in net assets resulting from operations	12,412,142	7,537,234

Distributions to Shareholders—
Dividends to shareholders from net investment income:
Class Y Shares	(18,226,099)	(34,884,036)
Class A Shares	(39,736)	(10,464)
Distributions from shareholders from net realized gain on investments
Class Y Shares	—	—

Change in net assets from distributions to shareholders	(18,265,835)	(34,894,500)

Capital Stock Transactions—
Proceeds from sale of shares	41,642,677	109,483,038
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—
Net asset value of shares issued to shareholders in payment of dividends declared	6,448,917	13,956,200
Cost of shares redeemed	(48,412,478)	(85,827,857)

Change in net assets from capital stock transactions	(320,884)	37,611,381

Change in net assets	(6,174,577)	10,254,115
Net Assets:
Beginning of period	599,923,142	589,669,027

End of period	$593,748,565	$599,923,142

Undistributed net investment income included in net assets at end of period	$ —	$ (186,462)

(See Notes which are an integral part of the Financial Statements) 1.    Organization

        Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of eleven diversified portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Investment Objective
Marshall Equity Income Fund (“Equity Income Fund”)	Capital appreciation and above-average dividend income.
Marshall Large-Cap Growth & Income Fund (“Large-Cap Growth & Income Fund”)	Capital appreciation and income.
Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	Capital appreciation.
Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	Capital appreciation.
Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	Capital appreciation.
Marshall International Stock Fund (“International Stock Fund”)	Capital appreciation.
Marshall Government Income Fund (“Government Income Fund”)	Current Income.
Marshall Intermediate Bond Fund (“Intermediate Bond Fund”)	Maximize total return consistent with current income.
Marshall Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)	Provide a high level of income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Short-Term Income Fund (“Short-Term Income Fund”)	Maximize total return consistent with current income.
Marshall Money Market Fund (“Money Market Fund”)	Current income consistent with stability of principal.

        The Funds (except Short-Term Income Fund and Intermediate Tax-Free Fund) are offered in two classes of shares: Class Y Shares and Class A Shares. Effective September 1, 1999, International Stock Fund began offering a third class of shares, Class I Shares. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Financial Highlights of Class A Shares and Class I Shares of the Funds are presented in separate semi-annual reports.

        Effective September 10, 1999, the following Funds’ Class Y Shares received a tax-free transfer of assets from the M&I Bank Common Trust Funds.

	Fund Shares Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation/ Depreciation(1)
Large-Cap Growth & Income Fund	514,343	$9,150,163	$6,068,327
Short-Term Income Fund	676,798	6,375,440	(44,412)

(1)	Unrealized appreciation/depreciation is included in the Common Trust Fund net assets received.

2.    Significant Accounting Policies

        The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

        Investment Valuations—Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Money Market Fund’s use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value funds within the Corporation, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

        Repurchase Agreements—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

        The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the “Directors”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  Marshall Funds

        Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares (except Intermediate Tax-Free Fund and Short-Term Income Fund), which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

        Federal Taxes—It is the Funds’ policy to comply with the provisions of Subchapter M of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

        Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

        At August 31, 1999, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

Fund	Capital Loss Carryforward to Expire in 2002	Capital Loss Carryforward to Expire in 2003	Capital Loss Carryforward to Expire in 2004	Capital Loss Carryforward to Expire in 2005	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2007	Total Capital Loss Carryforward
Government Income Fund	$ —	$ —	$ —	$385,369	$ —	$ —	$ 385,369
Intermediate Bond Fund	—	15,540,740	6,100,494	—	—	—	21,641,234
Short-Term Income Fund	302,405	1,898,650	556,158	545,815	618,371	952,637	4,874,036

        When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

        Futures Contracts—Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

        At February 29, 2000, Equity Income Fund and Large-Cap Growth & Income Fund had no outstanding futures contracts.

        At February 29, 2000, the Mid-Cap Value Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
March 2000	9 S&P 500	Long	$61,759

        At February 29, 2000, the Mid-Cap Growth Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
March 2000	50 NASDAQ 100	Long	$4,053,069

        At February 29, 2000, the Small-Cap Growth Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
March 2000	20 NASDAQ 100	Long	$1,825,348

Notes to Financial Statements (continued)
        Foreign Exchange Contracts—International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of February 29, 2000, International Stock Fund had outstanding foreign exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Sold:
03/31/2000	5,413,131 Euro Dollar	$5,353,586	$5,219,880	$133,706
Contracts Purchased:
03/01/2000	2,302,830 Swiss Franc	1,395,655	1,381,837	(13,818)

Net Unrealized Appreciation on Foreign Exchange Contracts				$119,888

        Foreign Currency Translation—The accounting records of International Stock Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

        Dollar Roll Transactions—The Funds, except for Money Market Fund, may enter into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds loan mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve “to be announced” securities and are treated as short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds’ current yield and total return.

        Securities Lending—The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the market value on securities loaned plus interest. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds reimburse the custodian for the costs directly associated with the Funds’ participation in the securities lending program.

        As of February 29, 2000, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Equity Income Fund	$20,193,927	$20,460,852	$20,460,852
Large-Cap Growth & Income Fund	52,104,361	50,574,358	50,574,358
Mid-Cap Value Fund	7,163,819	7,229,400	7,229,400
Mid-Cap Growth Fund	94,179,019	94,616,900	94,616,900
Government Income Fund	56,642,680	57,937,500	57,937,500
Intermediate Bond Fund	140,658,583	144,818,479	144,818,479

  Marshall Funds
        Individual reinvested cash collateral securities in excess of 5% of fund net assets at February 29, 2000 are as follows:

Repurchase Agreements:
First Boston, 6.01%, 3/1/00	Large-Cap Growth & Income Fund	$ 25,000,000
Goldman Sachs, 6.0775%, 3/1/00	Intermediate Bond Fund	100,000,000
Morgan Stanley Dean Witter 6.0375%, 3/1/00	Mid-Cap Growth Fund	60,000,000
NationsBank, 5.94%, 3/1/00	Government Income Fund	50,000,000

Investment Company:
Provident Institutional Temp Fund	Mid-Cap Value Fund	$ 5,229,400

        Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds’ pricing committee.

         Other—Investment transactions are accounted for on a trade date basis.

3.    Capital Stock

        The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At February 29, 2000, the capital paid-in was as follows:

Fund	Capital Paid-In
Equity Income Fund	$385,087,899
Large-Cap Growth & Income Fund	273,878,275
Mid-Cap Value Fund	95,624,601
Mid-Cap Growth Fund	231,924,017
Small-Cap Growth Fund	90,502,376
International Stock Fund	311,188,430
Government Income Fund	349,578,786
Intermediate Bond Fund	639,239,512
Intermediate Tax-Free Fund	99,985,401
Short-Term Income Fund	144,073,777
Money Market Fund	1,896,544,234

        Transactions in capital stock were as follows:

	Equity Income Fund		Large-Cap Growth & Income Fund		Mid-Cap Value Fund
Class Y Shares	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	1,804,897	3,774,192	2,035,082	4,118,807	1,075,605	1,402,187
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	514,343	—	—	—
Shares issued to shareholders in payment of distributions declared	3,042,220	2,268,227	1,333,913	1,056,636	1,484,141	1,089,157
Shares redeemed	(5,044,608)	(6,266,153)	(1,654,751)	(2,637,363)	(2,735,969)	(4,344,171)

Net change resulting from Class Y Share transactions	(197,491)	(223,734)	2,228,587	2,538,080	(176,223)	(1,852,827)

Notes to Financial Statements (continued)
	Equity Income Fund		Large-Cap Growth & Income Fund		Mid-Cap Value Fund
Class A Shares	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)
Shares sold	57,317	47,914	59,099	52,607	39,244	31,174
Shares issued to shareholders in payment of distributions declared	8,342	89	4,865	7	7,913	27
Shares redeemed	(4,209)	(2,821)	(6,539)	(432)	(5,561)	(9)

Net change resulting from Class A Share transactions	61,450	45,182	57,425	52,182	41,596	31,192

Net change resulting from Fund Share transactions	(136,041)	(178,552)	2,286,012	2,590,262	(134,627)	(1,821,635)

	Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund
Class Y Shares	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	4,243,463	5,935,509	2,554,343	4,158,729	19,974,627	16,904,131
Shares issued to shareholders in payment of distributions declared	1,383,854	950,942	215,985	15,715	1,321,710	201,461
Shares redeemed	(4,363,310)	(5,364,366)	(3,137,939)	(3,987,720)	(20,610,937)	(17,084,034)

Net change resulting from Class Y Share transactions	1,264,007	1,522,085	(367,611)	186,724	685,400	21,558

	Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund
Class A Shares	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)
Shares sold	31,043	16,470	37,211	31,896	37,793	31,064
Shares issued to shareholders in payment of distributions declared	2,915	—	1,304	—	4,262	—
Shares redeemed	(430)	(368)	(7,882)	(86)	(5,239)	(86)

Net change resulting from Class A Share transactions	33,528	16,102	30,633	31,810	36,816	30,978

Net change resulting from Fund Share transactions	1,297,535	1,538,187	(336,978)	218,534

	International Stock Fund
Class I Shares	Period Ended February 29, 2000(2)	Year Ended August 31, 1999
Shares sold	5,182,915	—
Shares issued to shareholders in payment of distributions declared	382,886	—
Shares redeemed	(279,606)	—

Net change resulting from Class I Share transactions	5,286,195	—

Net change resulting from Fund Share transactions	6,008,411	52,536

  Marshall Funds
	Government Income Fund		Intermediate Bond Fund

Class Y Shares	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	13,390,847	10,534,385	4,469,508	11,475,295
Shares issued to shareholders in payment of distributions declared	546,174	1,074,105	701,917	1,480,740
Shares redeemed	(11,906,704)	(6,073,360)	(5,274,449)	(9,072,476)

Net change resulting from Class Y Share transactions	2,030,317	5,535,130	(103,024)	3,883,559

	Government Income Fund		Intermediate Bond Fund

Class A Shares	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)	Six Months Ended February 29, 2000	Period Ended August 31, 1999(1)
Shares sold	43,127	91,212	92,171	105,916
Shares issued to shareholders in payment of distributions declared	1,654	453	3,523	1,116
Shares redeemed	(15,569)	(9,811)	(26,072)	(3,200)

Net change resulting from Class A Share transactions	29,212	81,854	69,622	103,832

Net change resulting from Fund Share transactions	2,059,529	5,616,984	(33,402)	3,987,391

	Intermediate Tax-Free Fund		Short-Term Income Fund

Class Y Shares	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	603,144	2,685,986	5,627,903	7,225,319
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	676,798	—
Shares issued to shareholders in payment of distributions declared	16,158	103,681	215,056	484,372
Shares redeemed	(1,660,383)	(1,581,808)	(6,283,117)	(7,217,328)

Net change resulting from Class Y Share transactions	(1,041,081)	1,207,859	236,640	492,363

	Money Market Fund

Class Y Shares	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	2,718,516,958	5,558,732,228
Shares issued to shareholders in payment of distributions declared	8,906,205	19,002,349
Shares redeemed	(2,655,151,292)	(5,502,811,648)

Net change resulting from Class Y Share transactions	72,271,871	74,922,929

	Money Market Fund

Class A Shares	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	363,912,613	554,642,702
Shares issued to shareholders in payment of distributions declared	2,846,134	5,002,963
Shares redeemed	(324,578,591)	(546,418,132)

Net change resulting from Class A Share transactions	42,180,156	13,227,533

Net change resulting from Fund Share transactions	114,452,027	88,150,462

(1)    For the period from December 31, 1998 (start of performance) to August 31, 1999.

(2)    For the period from September 1, 1999 (start of performance) to February 29, 2000.

Notes to Financial Statements (continued)

4. Investment Adviser Fee and Other Transactions with Affiliates

        Investment Adviser Fee—M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Effective April 1, 2000, the Money Market Fund will change its investment adviser fee to 0.15%.

Fund	Annual Rate
Equity Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Intermediate Tax-Free Fund	0.60%
Short-Term Income Fund	0.60%
Money Market Fund	0.50%

        International Stock Fund’s sub-adviser is BPI Global Asset Management LLP (the “Sub-Adviser”). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of International Stock Fund.

        Administrative Fee—Prior to January 1, 2000, Federated Administrative Services (“FAS”), under the Administrative Services Agreement, provided the Funds with administrative personnel and services. The fee paid to FAS was based on the level of average aggregate daily net assets of the Corporation for the period, except for the Small-Cap Growth Fund, which was based on the Fund’s average daily net assets. Effective January 1, 2000, Marshall & Ilsley Trust Company became the Fund’s administrator. The fee paid to M&I Trust Company is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Corporation for the period. Also effective January 1, 2000, Federated Services Company (“FServ”) became the Funds’ sub-administrator. All fees of the sub-administrator will be paid by M&I Trust Company, and not by the Funds.

        Distribution Services Fee—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of shares of the Funds’ Class A Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of Funds’ Class A Shares (except Money Market Fund’s Class A Shares which may accrue up to 0.30%) annually, to compensate FSC.

        Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Funds Investor Services (“MFIS”), each Fund will pay MFIS up to 0.25% of average daily net assets of the Funds’ Class Y Shares for the period (except Money Market Fund which will pay approximately 0.02%). The fee paid to MFIS is used to finance certain services for shareholders and to maintain shareholder accounts. MFIS may voluntarily choose to waive any portion of its fee. MFIS can modify or terminate this voluntary waiver at any time at its sole discretion. Effective April 1, 2000, the Money Market Fund will change its shareholder service fee to 0.25%.

        Transfer and Dividend Disbursing Agent Fees and Expenses—FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

        Portfolio Accounting Fees—FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

        Custodian Fees—Marshall & Ilsley Trust Company is the Funds’ custodian. M&I Trust Company receives fees based on the level of each Fund’s average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Funds.

  Marshall Funds

        Organizational Expenses—Organizational expenses were borne initially by FAS. The Funds have reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five-year period following each Fund’s effective date. For the period ended February 29, 2000, the Funds expensed the following organizational expenses:

Fund	Organizational Expenses	Organizational Expenses Paid
Small-Cap Growth Fund	$35,592	$3,736

         General—Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. Investment Transactions

        Purchases and sales of investments, excluding short-term securities, for the six-month period ended February 29, 2000, were as follows:

Fund	Purchases	Sales
Equity Income Fund	$178,773,056	$220,536,640
Large-Cap Growth & Income Fund	173,299,907	136,372,922
Mid-Cap Value Fund	57,513,196	84,872,551
Mid-Cap Growth Fund	216,619,787	227,152,638
Small-Cap Growth Fund	67,381,404	76,256,126
International Stock Fund	358,473,428	325,129,473
Government Income Fund	392,027,415	328,712,932
Intermediate Bond Fund	738,383,991	673,369,642
Intermediate Tax-Free Fund	46,285,597	55,627,762
Short-Term Income Fund	51,672,024	40,740,004

Directors	Officers

John M. Blaser John DeVincentis Duane E. Dingmann James Mitchell Barbara J. Pope David W. Schulz	John M. Blaser President Jo A. Dales Vice President Brooke J. Billick Secretary Ann K. Peirick Treasurer Janet D. Olsen Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each
Fund’s objective and policies, management fees, expenses, and other information.

[Graphic Representation Omitted - See Appendix]

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
1-800-236-FUND (3863) or 414-287-8595

TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

Federated Securities Corp., Distributor G00406-02 (4/00)

1a. The graphic representation displayed for the Marshall International Stock
Fund in the Class I Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The Marshall International Stock Fund (Class I Shares) is
represented by a solid line, whereas the Morgan Stanley Capital International
Europe, Australia and Far East Index (EAFE) is represented by a broken dotted line and the Lipper International Funds Index (LIFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall International
Stock Fund, the EAFE and the LIFI from its inception on September 1, 1999 to
February 29, 2000. The "y" axis reflects the cost of the investment. The "x"
axis reflects computation periods from the ending value of the hypothetical investment in the Marshall International Stock Fund as compared to the EAFE and the LIFI; the ending values are $14,670; $12,558; and $11,363, respectively.

1b. The graphic representation displayed for the Marshall International Stock
Fund in the Class A Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The Marshall International Stock Fund (Class A Shares) is
represented by a solid line, whereas the Morgan Stanley Capital International
Europe, Australia and Far East Index (EAFE) is represented by a broken dotted line and the Lipper International Funds Index (LIFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall International
Stock Fund, the EAFE and the LIFI from its inception on December 31, 1998 to
February 29, 2000. The "y" axis reflects the cost of the investment. The "x"
axis reflects computation periods from the ending value of the hypothetical investment in the Marshall International Stock Fund as compared to the EAFE and the LIFI; the ending values are $15,064; $12,210; and $13,834, respectively.

1c. The graphic representation displayed for the Marshall International Stock
Fund in the Class Y Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The Marshall International Stock Fund (Class Y Shares) is
represented by a solid line, whereas the Morgan Stanley Capital International
Europe, Australia and Far East Index (EAFE) is represented by a broken dotted line and the Lipper International Funds Index (LIFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall International
Stock Fund, the EAFE and the LIFI from its inception on September 1, 1994 to
February 29, 2000. The "y" axis reflects the cost of the investment. The "x"
axis reflects computation periods from the ending value of the hypothetical investment in the Marshall International Stock Fund as compared to the EAFE and the LIFI; the ending values are $22,805; $16,860; and $19,392, respectively.

2a. The graphic representation displayed for the Marshall Equity Income Fund in the Class A Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Equity Income Fund (Class A Shares) is represented by a solid line, whereas the Standard & Poor's 500 Index (S & P 500) is represented by a broken dotted line and the Lipper Equity Income Funds Index (LEIFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Equity Income
Fund, the S&P 500 and the LEIFI from its inception on December 31, 1998 to
February 29, 2000. The "y" axis reflects the cost of the investment. The "x"
axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Equity Income Fund as compared to the S&P 500 and the
LEIFI; the ending values are $9,381; $11,279; and $9,459, respectively.

2b. The graphic representation displayed for the Marshall Equity Income Fund in the Class Y Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Equity Income Fund (Class Y Shares) is represented by a solid line, whereas the Standard & Poor's 500 Index (S&P 500) is represented by a broken dotted line and the Lipper Equity Income Funds Index (LEIFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Equity Income
Fund, the S&P 500 and the LEIFI from its inception on September 30, 1993 to
February 29, 2000. The "y" axis reflects the cost of the investment. The "x"
axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Equity Income Fund as compared to the S&P 500 and the
LEIFI; the ending values are $20,441; $33,930; and $20,210, respectively.

3a. The graphic representation displayed for the Marshall Large-Cap Growth &
Income Fund in the Class A Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The Marshall Large-Cap Growth & Income Fund (Class A Shares) is
represented by a solid line, whereas the Standard & Poor's 500 Index (S&P 500)
is represented by a broken dotted line and the Lipper Growth & Income Funds
Index (LGIFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Large-Cap Growth & Income Fund, the S&P 500 and the
LGIFI from its inception on December 31, 1998 to February 29, 2000. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Large-Cap
Growth & Income Fund as compared to the S&P 500 and the LGIFI; the ending values are $10,442; $11,279; and $10,398, respectively.

3b. The graphic representation displayed for the Marshall Large-Cap Growth &
Income Fund in the Class Y Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The Marshall Large-Cap Growth & Income Fund (Class Y Shares) is
represented by a solid line, whereas the Standard & Poor's 500 Index (S&P 500)
is represented by a broken dotted line and the Lipper Growth & Income Funds
Index (LGIFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Large-Cap Growth & Income Fund, the S&P 500 and the
LGIFI from its inception on November 20, 1992 to February 29, 2000. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Large-Cap
Growth & Income Fund as compared to the S&P 500 and the LGIFI; the ending values are $26,638; $36,960; and $26,897, respectively.

4a. The graphic representation displayed for the Marshall Mid-Cap Value Fund in the Class A Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Mid-Cap Value Fund (Class A Shares) is represented by a solid line, whereas the Standard & Poor's Mid-Cap 400 Index (S&P 400) is represented by a broken dotted line and the Lipper Mid-Cap Value Funds Index (LMCVFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the
Marshall Mid-Cap Value Fund, the S&P 400 and the LMCVFI from its inception on
December 31, 1998 to February 29, 2000. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Mid-Cap Value Fund as compared to the S&P 400 and the LMCVFI; the ending values are $8,950; $11,932; and $11,330, respectively.

4b. The graphic representation displayed for the Marshall Mid-Cap Value Fund in the Class Y Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Mid-Cap Value Fund (Class Y Shares) is represented by a solid line, whereas the Standard & Poor's Mid-Cap 400 Index (S&P 400) is represented by a broken dotted line and the Lipper Mid-Cap Value Funds Index (LMCVFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the
Marshall Mid-Cap Value Fund, the S&P 400 and the LMCVFI from its inception on
September 30, 1993 to February 29, 2000. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Mid-Cap Value Fund as compared to the S&P 400 and the LMCVFI; the ending values are $17,845; $29,036; and $19,760, respectively.

5a. The graphic representation displayed for the Marshall Mid-Cap Growth Fund in the Class A Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Mid-Cap Growth Fund (Class A Shares) is represented by a solid line, whereas the Standard & Poor's Mid-Cap 400 Index (S&P 400) is represented by a broken dotted line and the Lipper Mid-Cap Growth Funds Index (LMCGFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the
Marshall Mid-Cap Growth Fund, the S&P 400 and the LMCGFI from its inception on
December 31, 1998 to February 29, 2000. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Mid-Cap Growth Fund as compared to the S&P 400 and the LMCGFI; the ending values are $18,914; $11,932; and $21,239, respectively.

5b. The graphic representation displayed for the Marshall Mid-Cap Growth Fund in the Class Y Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Mid-Cap Growth Fund (Class Y Shares) is represented by a solid line, whereas the Standard & Poor's Mid-Cap 400 Index (S&P 400) is represented by a broken dotted line and the Lipper Mid-Cap Growth Funds Index (LMCGFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the
Marshall Mid-Cap Growth Fund, the S&P 400 and the LMCGFI from its inception on
September 30, 1993 to February 29, 2000. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Mid-Cap Growth Fund as compared to the S&P 400 and the LMCGFI; the ending values are $43,049; $29,036; and $43,472, respectively.

6a. The graphic representation displayed for the Marshall Small-Cap Growth Fund in the Class A Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Small-Cap Growth Fund (Class A Shares) is represented by a solid line, whereas the Russell 2000 Index (Russell 2000) is represented by a broken dotted line and the Lipper Small-Cap Funds Index (LSCFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Small-Cap Growth
Fund, the Russell 2000 and the LSCFI from its inception on December 31, 1998 to
February 29, 2000. The "y" axis reflects the cost of the investment. The "x"
axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Small-Cap Growth Fund as compared to the Russell 2000 and the LSCFI; the ending values are $16,339; $13,901; and $16,809, respectively.

6b. The graphic representation displayed for the Marshall Small-Cap Growth Fund in the Class Y Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Small-Cap Growth Fund (Class Y Shares) is represented by a solid line, whereas the Russell 2000 Index (Russell 2000) is represented by a broken dotted line and the Lipper Small-Cap Funds Index (LSCFI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Small-Cap Growth
Fund, the Russell 2000 and the LSCFI from its inception on November 1, 1995 to
February 29, 2000. The "y" axis reflects the cost of the investment. The "x"
axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Small-Cap Growth Fund as compared to the Russell 2000 and the LSCFI; the ending values are $38,168; $20,651; and $22,645, respectively.

7a. The graphic representation displayed for the Marshall Government Income Fund in the Class A Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Government Income Fund (Class A Shares) is represented by a solid line, whereas the Lehman Brothers Mortgage-Backed Securities Index (LMI) is
represented by a broken dotted line and the Lipper U.S. Mortgage Funds Index
(LUSMI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Government Income Fund, the LMI and the LUSMI from its inception on December 31, 1998 to February 29, 2000. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Government Income
Fund as compared to the LMI and the LUSMI; the ending values are $9,572;
$10,214; and $10,078, respectively.

7b. The graphic representation displayed for the Marshall Government Income Fund in the Class Y Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Government Income Fund (Class Y Shares) is represented by a solid line, whereas the Lehman Brothers Mortgage-Backed Securities Index (LMI) is
represented by a broken dotted line and the Lipper U.S. Mortgage Funds Index
(LUSMI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Government Income Fund, the LMI and the LUSMI from its inception on December 13, 1992 to February 29, 2000. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Marshall Government Income
Fund as compared to the LMI and the LUSMI; the ending values are $14,537;
$15,673; and $14,519, respectively.

8a. The graphic representation displayed for the Marshall Intermediate Bond Fund in the Class A Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Intermediate Bond Fund (Class A Shares) is represented by a solid line, whereas the Lehman Brothers Intermediate Government/Corporate Bond Index (LGCI)
is represented by a broken dotted line and the Lipper Short/Intermediate
Investment Grade Bond Index (LSIBF) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Intermediate Bond Fund, the
LGCI and the LSIBF from its inception on December 31, 1998 to February 29, 2000.
The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the
Marshall Intermediate Bond Fund as compared to the LGCI and the LSIBF; the ending values are $9,699; $10,085; and $10,208, respectively.

8b. The graphic representation displayed for the Marshall Intermediate Bond Fund in the Class Y Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Intermediate Bond Fund (Class Y Shares) is represented by a solid line, whereas the Lehman Brothers Intermediate Government/Corporate Bond Index (LGCI)
is represented by a broken dotted line and the Lipper Short/Intermediate
Investment Grade Bond Index (LSIBF) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Intermediate Bond Fund, the
LGCI and the LSIBF from its inception on November 23, 1992 to February 29, 2000.
The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the
Marshall Intermediate Bond Fund as compared to the LGCI and the LSIBF; the ending values are $10,400; $15,296; and $14,624, respectively.

9. The graphic representation displayed for the Marshall Intermediate Tax-Free
Fund in the Class Y Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The Marshall Intermediate Tax-Free Fund (Class Y Shares) is
represented by a solid line, whereas the Lipper Intermediate Municipal Funds
Index (LIMI) is represented by a broken dotted line and the Lehman Brothers
7-Year General Obligations Index (L7GO) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Intermediate Tax-Free Fund,
the LIMI and the L7GO from its inception on February 2, 1994 to February 29,
2000. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the
Marshall Intermediate Tax-Free Fund as compared to the LIMI and the L7GO; the ending values are $12,535; $12,533; and $13,132, respectively.

10. The graphic representation displayed for the Marshall Short-Term Income Fund in the Class Y Semi-Annual Report consists of a line graph. The corresponding components of the line graph are listed beneath the graphic presentation. The
Marshall Short-Term Income Fund (Class Y Shares) is represented by a solid line, whereas the Lipper Short-Term Investment Grade Bond Fund Index (LSTIBI) is
represented by a broken dotted line and the Merrill Lynch 1-3 Year U.S.
Government/Corporate Index (ML13) is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Marshall Short-Term Income Fund, the
LSTIBI and the ML13 from its inception on November 1, 1992 to February 29, 2000.
The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the
Marshall Short-Term Income Fund as compared to the LSTIBI and the ML13; the ending values are $14,247; $14,396; and $13,816, respectively.